UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	4/30/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL TOTAL RETURN BOND FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Total Return Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Total Return Bond Fund

Prudential Total Return Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.29%	5.30%	32.19%	79.69%	—
Class B	2.11	4.84	29.02	70.36	—
Class C	1.99	4.51	27.62	69.48	—
Class Q	2.54	5.67	N/A	N/A	29.17% (12/27/10)
Class R	2.23	5.10	30.61	N/A	56.29 (1/14/08)
Class Z	2.50	5.65	33.77	84.24	—
Barclays US Aggregate Bond Index	2.06	4.46	22.38	59.01	—
Lipper Core Plus Bond Funds Average	1.68	3.82	26.12	63.43	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		1.79%	5.18%	5.72%	—
Class B		1.13	5.46	5.64	—
Class C		4.80	5.41	5.59	—
Class Q		7.05	N/A	N/A	6.28% (12/27/10)
Class R		6.39	5.91	N/A	6.45 (1/14/08)
Class Z		6.95	6.41	6.47	—
Barclays US Aggregate Bond Index		5.72	4.41	4.93	—
Lipper Core Plus Bond Funds Average		4.84	5.07	5.12	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1% (.75% currently)	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays US Aggregate Bond Index

The Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC-registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are 18.13% and 40.31% for Class R shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 4.09% and 4.83% for Class R shares.

Lipper Core Plus Bond Funds Average

The Lipper Core Plus Bond Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Core Plus Bond Funds category for the periods noted. Funds in the Lipper Average invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are 21.69% and 45.41% for Class R shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 4.76% and 5.29% for Class R shares.

Prudential Total Return Bond Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/15
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.24	2.13%
Class B	0.20	1.73
Class C	0.18	1.48
Class Q	0.26	2.59
Class R	0.22	2.01
Class Z	0.25	2.49

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
US Treasury Notes, 3.125%, 05/15/19	1.6%
US Treasury Notes, 1.500%, 05/31/19	1.2
US Treasury Bonds, 3.375%, 05/15/44	1.0
Vibrant CLO Ltd.(Cayman Islands), Series 2015-3A, Class A1, 144A, 1.885%, 04/20/26	0.8
Catamaran CLO Ltd.(Cayman Islands), Series 2015-1A, Class A, 144A, 1.550%, 04/22/27	0.8

Holdings reflect only long-term investments and are subject to change.

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Credit Quality expressed as a percentage of total investments as of 4/30/15
AAA	31.78%
AA	9.45
A	19.68
BBB	18.57
BB	12.66
B	5.91
CCC	0.23
C	0.01
D	0.03
Not Rated	5.58
Cash/Cash Equivalents	–3.90
Total Investments	100.00%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P, or Fitch. Credit ratings are subject to change.

Prudential Total Return Bond Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,022.90	0.80%	$4.01
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

Class B	Actual	$1,000.00	$1,021.10	1.30%	$6.51
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class C	Actual	$1,000.00	$1,019.90	1.55%	$7.76
	Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75

Class Q	Actual	$1,000.00	$1,025.40	0.46%	$2.31
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

Class R	Actual	$1,000.00	$1,022.30	1.05%	$5.26
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class Z	Actual	$1,000.00	$1,025.00	0.55%	$2.76
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Total Return Bond Fund	7

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.86%	0.80%
B	1.58	1.30
C	1.58	1.55
Q	0.49	0.46
R	1.33	1.05
Z	0.58	0.55

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 102.3%

ASSET-BACKED SECURITIES 25.4%

Collateralized Debt Obligations 0.1%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.537%(a)	04/25/19	1,916	$1,888,815
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A2, 144A	0.944(a)	03/23/21	2,268	2,259,354
GEMC Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.150(a)	06/23/17	1,337	1,336,289

				5,484,458

Collateralized Loan Obligations 13.9%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.725(a)	07/15/26	8,000	7,965,290
ACAS CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A	1.455(a)	04/20/25	22,550	22,244,184
Series 2013-1A, Class B2, 144A	3.360	04/20/25	1,550	1,524,995
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.815(a)	07/20/26	7,900	7,893,493
ALM XI Ltd. (Cayman Islands), Series 2004-11A, Class A2A, 144A	2.274(a)	10/17/26	9,000	8,995,007
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.466(a)	07/13/25	6,100	6,015,457
Series 2014-3A, Class A1, 144A	1.779(a)	04/28/26	13,800	13,772,174
Series 2014-3A, Class A2A, 144A	2.529(a)	04/28/26	4,100	4,131,306
Series 2014-5A, Class A, 144A	1.853(a)	10/15/26	44,250	44,302,755
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.375(a)	04/15/25	5,300	5,214,614
Ares XXXI CLO Ltd. (Cayman Islands),
Series 2014-31A, Class A1, 144A	1.702(a)	08/28/25	8,000	7,985,449
Series 2014-31A, Class A2, 144A	2.212(a)	08/28/25	7,750	7,723,463
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A	1.825(a)	10/15/26	9,250	9,237,764
Series 2015-4A, Class A, 144A	1.822(a)	04/18/27	59,200	59,170,400
Series 2015-4A, Class B, 144A	2.702(a)	04/18/27	21,250	21,224,500
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	1.757(a)	02/17/26	32,750	32,684,628
Atlas Senior Loan Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class A, 144A	1.815(a)	10/15/26	16,300	16,285,922
Series 2014-6A, Class B, 144A	2.675(a)	10/15/26	2,750	2,763,142

See Notes to Financial Statements.

Prudential Total Return Bond Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Atrium VII (Cayman Islands), Series 7AR, Class BR, 144A	2.007%(a)	11/16/22	4,000	$3,957,817
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.375(a)	04/20/25	13,740	13,602,311
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.675(a)	10/22/25	3,500	3,474,399
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A	1.774(a)	04/17/26	8,450	8,433,015
Series 2014-5A, Class A2A, 144A	2.425(a)	04/17/26	500	498,695
Series 2014-5A, Class A2B, 144A	4.410	04/17/26	1,000	1,005,436
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.724(a)	10/17/26	19,250	19,162,104
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.874(a)	10/17/26	22,250	22,276,862
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.791(a)	04/18/27	35,500	35,442,135
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.475(a)	07/15/24	16,300	16,075,974
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.875(a)	10/20/26	13,000	13,012,483
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.540(a)	06/20/17	302	302,081
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.755(a)	01/15/26	4,300	4,279,887
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.424(a)	04/17/25	15,600	15,375,421
Series 2013-1A, Class B1, 144A	2.024(a)	04/17/25	13,500	13,107,466
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.737(a)	07/27/26	14,750	14,736,753
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	1.825(a)	04/20/26	14,300	14,283,771
Series 2014-2A, Class A1, 144A	1.785(a)	10/18/26	16,750	16,696,881
Series 2015-1A, Class A, 144A	1.550(a)	04/22/27	76,250	76,250,000
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	1.624(a)	01/17/24	10,000	9,919,410

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands), Series 2012-1AR, Class A1R, 144A	1.407%(a)	08/14/24	1,700	$1,702,477
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.725(a)	07/15/26	10,250	10,204,997
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.670(a)	01/17/26	11,000	10,914,532
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.745(a)	10/15/26	16,750	16,689,568
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.271(a)	05/05/27	73,000	72,700,700
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320	01/25/27	20,000	20,218,846
ING Investment Management CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.415(a)	04/15/24	10,050	9,906,206
Series 2013-2A, Class A1, 144A	1.427(a)	04/25/25	3,250	3,204,267
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.814(a)	04/15/27	25,000	24,987,500
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	1.847(a)	05/15/26	6,700	6,705,067
Series 2014-1A, Class A2, 144A	3.670	05/15/26	2,000	2,005,087
Series 2014-1A, Class B, 144A	2.507(a)	05/15/26	6,000	5,998,673
Series 2014-2A, Class A, 144A	1.825(a)	07/15/26	10,250	10,244,940
Series 2015-1A, Class A, 144A	1.857(a)	05/20/27	20,500	20,487,700
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.775(a)	04/18/26	5,250	5,239,346
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	1.645(a)	01/20/25	58,500	58,290,061
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.697(a)	07/25/26	2,350	2,336,634
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.755(a)	04/15/26	43,100	43,136,850
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.725(a)	01/18/27	10,750	10,698,854
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.722(a)	05/18/23	2,050	2,048,617
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.685(a)	10/15/26	2,000	1,960,222

See Notes to Financial Statements.

Prudential Total Return Bond Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.377%(a)	07/25/23	6,250	$6,207,754
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.745(a)	04/15/26	11,500	11,462,957
NZCG Funding Ltd. (Cayman Islands), Series 2015-2A, Class A2, 144A	2.621(a)	04/27/27	19,500	19,322,550
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.558(a)	08/13/25	13,500	13,358,126
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.426(a)	07/22/25	2,800	2,756,522
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.774(a)	05/21/27	63,800	63,732,181
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.482(a)	02/20/25	4,750	4,699,436
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A	1.795(a)	04/15/26	16,700	16,707,487
Series 2014-1A, Class A2, 144A	2.353(a)	04/15/26	3,350	3,336,863
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A2, 144A	1.807(a)	07/25/26	11,750	11,736,457
Series 2014-1A, Class B, 144A	2.287(a)	07/25/26	3,000	2,981,102
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.837(a)	10/25/26	21,000	20,996,373
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A	1.754(a)	07/17/26	3,300	3,299,975
Series 2014-1A, Class B2, 144A	4.350	07/17/26	2,500	2,522,300
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	1.685(a)	10/20/23	17,000	16,961,510
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440	04/15/25	4,900	4,762,802
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	1.754(a)	07/17/26	56,950	56,949,539
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.325(a)	04/15/25	17,850	17,545,340
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.720(a)	10/15/26	11,750	11,696,187
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.907(a)	08/17/22	2,000	2,014,748

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.975%(a)	10/20/23	4,350	$4,386,111
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.635(a)	10/20/26	10,500	10,407,353
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730	04/18/26	5,700	5,796,258
THL Credit Wind River Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.896(a)	01/22/27	51,500	51,390,593
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.395(a)	07/15/25	38,165	37,534,839
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.885(a)	04/20/26	77,250	77,035,678
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	1.775(a)	04/20/26	11,550	11,526,275
Series 2014-1A, Class B2, 144A	4.250	04/20/26	3,500	3,479,808

				1,415,315,712

Non-Residential Mortgage-Backed Securities 2.4%
Ally Auto Receivables Trust,
Series 2012-4, Class A3	0.590	01/17/17	994	994,392
Series 2014-1, Class A2	0.480	02/15/17	2,347	2,345,923
American Express Credit Account Master Trust, Series 2013-1, Class B	0.882(a)	02/16/21	2,000	2,010,496
Banc of America Funding ltd., Series 2012-R5, Class A, 144A	0.440(a)	10/03/39	828	818,000
Banc of America Funding Trust,
Series 2005-D, Class A1	2.658(a)	05/25/35	180	182,950
Series 2006-1, Class 4A1	2.935(a)	10/20/46	74	56,228
Series 2014-R2, Class 2A1, 144A	0.384(a)	05/26/37	4,210	3,906,962
Series 2014-R5, Class 1A1, 144A	1.829(a)	09/26/45	7,894	7,787,810
Series 2015-R2, Class 5A1, 144A	0.333(a)	09/29/36	28,906	27,163,296
Banc of America Mortgage Trust,
Series 2004-2, Class 5A1	6.500	10/25/31	4	4,468
Series 2004-E, Class 2A6	2.736(a)	06/25/34	1,044	1,039,877
Series 2005-B, Class 2A1	2.662(a)	03/25/35	1,182	1,088,682
Series 2005-B, Class 2A2	2.662(a)	03/25/35	40	36,905
Bear Stearns ALT-A Trust,
Series 2005-4, Class 23A1	2.526(a)	05/25/35	341	330,057
Series 2005-4, Class 23A2	2.526(a)	05/25/35	114	112,383

See Notes to Financial Statements.

Prudential Total Return Bond Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.354%(a)	02/25/33		7		$6,455
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 3A1	2.531(a)	08/25/35		712		618,715
Series 2007-3, Class 1A1	2.753(a)	05/25/47		759		660,785
CHL Mortgage Pass-Through Trust,
Series 2005-29, Class A1	5,750	12/25/35		1,805		1,693,368
Series 2005-HYB9, Class 3A2A	2.313(a)	02/20/36		75		70,833
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.182(a)	05/15/34		60		49,662
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.032(a)	06/15/18		7,792		7,795,785
Hertz, Series 2015-1A, Class A(b)	2.730	03/25/21		42,400		42,400,000
IndyMac ARM Trust, Series 2001-H2, Class A1	1.717(a)	01/25/32		3		2,636
JPMorgan Resecuritization Trust,
Series 2015-1, Class 6A1, 144A	0.461(a)	12/27/45		9,906		9,318,157
Series 2015-2, Class 2A1, 144A	2.179(a)	08/26/46		23,331		22,873,892
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540	10/20/32		967		998,759
MASTR Alternative Loan Trust,
Series 2004-2, Class 4A1	5.000	02/25/19		37		37,564
Series 2004-4, Class 4A1	5.000	04/25/19		76		77,595
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, RegS	0.304(a)	03/19/18	EUR	3,560		3,980,853
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2	0.581(a)	02/25/34		33		31,398
Series 2004-CL1, Class 2A2	0.581(a)	02/25/19		—	(k)	264
Regal Trust IV, Series 1999-1, Class A, 144A	1.674(a)	09/29/31		150		140,105
Residental Accredit Loans, Inc., Series 2006-QA1, Class A21	3.752(a)	01/25/36		1,423		1,145,225
RFMSI Trust, Series 2003-S9, Class A1	6.500	03/25/32		21		21,258
SLM Student Loan Trust, Series 2008-9, Class A	1.777(a)	04/25/23		2,522		2,588,628
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290	01/01/21		65		70,878
Series 2003-20I, Class 1	5.130	09/01/23		39		43,232
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24		38,450		38,809,046
Series 2015-AA, Class B, 144A	3.620	11/15/24		3,250		3,279,088
Series 2015-AA, Class C, 144A	5.040	11/15/24		6,000		6,026,820

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.550%(a)	02/25/34	350	$348,557
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	0.841(a)	09/19/32	37	36,533
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000	09/20/29	2,172	2,160,359
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761(a)	04/20/27	48,250	48,175,270
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.024(a)	02/25/33	2	1,456
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR4, Class 2A2	2.632(a)	04/25/35	781	795,637
Series 2006-AR2, Class 2A1	2.615(a)	03/25/36	263	262,387
Series 2006-AR10, Class 1A1	2.641(a)	07/25/36	453	441,250
Series 2007-5, Class 1A1	5.500	05/25/37	367	377,703

				243,218,582

Residential Mortgage-Backed Securities 9.0%
Aames Mortgage Investment Trust, Series 2005-2, Class M4	1.126(a)	07/25/35	4,091	3,893,617
ABFC Trust,
Series 2003-OPT1, Class A1	0.821(a)	04/25/33	6,954	6,637,721
Series 2003-WMC1, Class M1	1.156(a)	06/25/33	294	281,894
Series 2004-OPT1, Class M1	1.231(a)	08/25/33	472	447,167
Series 2004-OPT5, Class A4	1.431(a)	06/25/34	2,606	2,431,803
Series 2005-AQ1, Class A4	5.010	06/25/35	2,956	3,046,741
Series 2005-HE2, Class M2	0.931(a)	06/25/35	1,660	1,642,740
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.881(a)	01/25/35	427	415,639
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M1	1.156(a)	11/25/33	1,038	967,944
Series 2003-OP1, Class M1	1.231(a)	12/25/33	1,318	1,244,233
Series 2004-FM1, Class M1	1.081(a)	09/25/33	342	320,564
Series 2004-OP1, Class M1	0.961(a)	04/25/34	7,770	7,363,486
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	0.651(a)	08/25/35	899	890,499

See Notes to Financial Statements.

Prudential Total Return Bond Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1	1.201%(a)	04/25/34		1,289	$1,205,318
Series 2004-2, Class A3	1.141(a)	06/25/34		408	404,793
Aire Valley Mortgages PLC (United Kingdom), Series 2004-1X, Class 3A2, RegS	0.445(a)	09/20/66	EUR	6,685	7,390,911
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19		99	100,738
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.403(a)	02/25/45		123	123,021
Ameriquest Mortgage Securities, Inc., Series 2001-2, Class M3	3.106(a)	10/25/31		99	94,035
Ameriquest Mortgage Securities, Inc. Asset-Backed,
Series 2003-10, Class AV1	0.941(a)	12/25/33		1,621	1,576,753
Series 2003-10, Class AV2	0.881(a)	11/25/33		74	65,330
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	1.531(a)	02/25/33		764	721,863
Series 2003-5, Class A6	5.041	04/25/33		6,304	6,415,624
Series 2003-11, Class AV2	0.921(a)	12/25/33		1,955	1,889,083
Series 2004-R2, Class A1A	0.871(a)	04/25/34		4,107	4,042,644
Series 2004-R8, Class M1	1.141(a)	09/25/34		3,850	3,840,571
Series 2005-R11, Class A2D	0.511(a)	01/25/36		210	205,845
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.181(a)	11/25/32		441	426,311
Argent Securities, Inc.,
Series 2003-W2, Class M4	5.806(a)	09/25/33		600	562,034
Series 2003-W7, Class M1	1.216(a)	03/25/34		825	807,013
Series 2003-W10, Class M1	1.261(a)	01/25/34		1,782	1,718,885
Series 2003-W10, Class M2	2.656(a)	01/25/34		221	197,175
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W2, Class AF	4.403	04/25/34		590	595,341
Series 2004-W6, Class M1	1.006(a)	05/25/34		593	565,430
Series 2005-W2, Class A2C	0.541(a)	10/25/35		2,400	2,265,389
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE3, Class M1	1.427(a)	06/15/33		1,611	1,537,800

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, (Continued)
Series 2003-HE4, Class M1	1.427%(a)	08/15/33	1,934	$1,827,456
Series 2003-HE5, Class M1	1.307(a)	09/15/33	2,744	2,641,049
Series 2004-HE1, Class M1	1.232(a)	01/15/34	1,555	1,494,657
Series 2004-HE3, Class M1	0.991(a)	06/25/34	9,655	9,031,573
Series 2004-HE5, Class M1	1.081(a)	08/25/34	3,397	3,282,983
Series 2004-HE9, Class M1	1.156(a)	12/25/34	3,150	2,959,087
Series 2005-HE6, Class M2	0.691(a)	07/25/35	722	715,917
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A	0.371(a)	03/27/36	31,052	29,394,696
Series 2015-R3, Class 2A1, 144A	0.311(a)	02/27/37	39,975	37,450,417
Series 2015-R3, Class 6A1, 144A	0.351(a)	05/28/36	42,762	40,239,752
Series 2015-R4, Class 4A1, 144A	3.500	01/01/30	20,718	20,899,283
Bear Stearns Asset-Backed Securities I Trust,
Series 2001-HE8, Class M1	1.156(a)	09/25/34	570	489,469
Series 2004-FR2, Class M2	1.201(a)	06/25/34	4,100	3,704,740
Series 2004-HE7, Class M1	1.081(a)	08/25/34	4,383	4,125,078
Series 2004-HE11, Class M2	1.756(a)	12/25/34	9,000	8,873,865
Series 2005-HE5, Class M2	1.216(a)	06/25/35	8,352	8,104,752
Series 2007-HE3, Class 1A2	0.381(a)	04/25/37	476	451,877
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A2	1.381(a)	10/25/32	114	107,106
Series 2004-HE2, Class M1	1.081(a)	03/25/34	2,208	2,099,939
Series 2004-HE3, Class M2	1.906(a)	04/25/34	849	774,831
Series 2004-HE5, Class M1	1.036(a)	07/25/34	2,777	2,650,530
CDC Mortgage Capital Trust,
Series 2002-HE3, Class M2	3.556(a)	03/25/33	47	31,663
Series 2003-HE4, Class M1	1.156(a)	03/25/34	2,584	2,443,346
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M1	0.511(a)	01/25/36	594	581,561
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2	0.631(a)	05/25/35	3,596	3,498,995
Countrywide Asset-Backed Certificates,
Series 2003-BC5, Class 2A2	0.881(a)	12/25/33	779	739,194
Series 2004-3, Class 1A	0.601(a)	08/25/34	13,599	12,488,166
Series 2004-6, Class 1A1	0.721(a)	12/25/34	3,507	3,311,155
Series 2004-BC1, Class M1	0.931(a)	02/25/34	1,872	1,785,814

See Notes to Financial Statements.

Prudential Total Return Bond Fund	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (Continued)
Series 2004-BC4, Class M1	1.231%(a)	11/25/34	4,409	$4,126,364
Series 2005-16, Class MV1	0.641(a)	05/25/36	1,000	827,346
Series 2006-26, Class 2A3	0.351(a)	06/25/37	2,139	1,947,928
Credit Suisse Commercial Mortgage Trust, Series 2015-3R, Class 10A1, 144A	2.159(a)	10/29/47	50,000	50,124,165
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.431(a)	08/25/32	17	14,903
Credit-Based Asset Servicing and Securitization LLC,
Series 2004-CB8, Class M1	0.976(a)	12/25/35	4,628	4,318,746
Series 2007-CB6, Class A3, 144A	0.401(a)	07/25/37	1,759	1,185,508
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class 3A	0.641(a)	09/25/34	1,156	1,135,689
Series 2004-6, Class 2A4	1.081(a)	11/25/34	1,033	995,971
Series 2004-6, Class 2A5	0.961(a)	11/25/34	1,144	1,101,734
Encore Credit Receivables Trust, Series 2005-1, Class M1	0.841(a)	07/25/35	5,862	5,585,249
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.969	07/25/34	137	130,148
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.681(a)	02/25/25	13,184	13,235,433
Fannie Mae REMICS, Series 2000-32, Class FM	0.631(a)	10/18/30	2	2,264
Series 2001-29, Class Z	6.500	07/25/31	73	83,937
FBR Securitization Trust, Series 2005-2, Class M1	0.901(a)	09/25/35	1,307	1,296,708
FFMLT Trust, Series 2005-FF2, Class M4	1.066(a)	03/25/35	1,857	1,703,582
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1	1.536(a)	07/25/44	266	270,672
Series T-63, Class 1A1	1.328(a)	02/25/45	27	27,903
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.006(a)	08/25/34	3,043	2,815,156
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.901(a)	04/25/35	4,500	4,354,326
Freddie Mac REMICS,
Series 1628, Class LZ	6.500	12/15/23	41	45,429
Series 1935, Class JZ	7.000	02/15/27	152	172,880
Series 2241, Class PH	7.500	07/15/30	82	94,413

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Fremont Home Loan Trust,
Series 2003-B, Class M1	1.231%(a)	12/25/33		4,587	$4,366,162
Series 2004-2, Class M1	1.036(a)	07/25/34		1,837	1,650,371
Series 2004-C, Class M1	1.156(a)	08/25/34		3,043	2,835,963
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A5, RegS	0.148(a)	12/20/54	EUR	4,073	4,557,901
Series 2005-4, Class A5, RegS	0.168(a)	12/20/54	EUR	5,763	6,456,474
Series 2006-2, Class A5, RegS	0.168(a)	12/20/54	EUR	2,156	2,415,502
Series 2006-3, Class A3	0.261(a)	12/20/54		3,318	3,299,174
Series 2006-3, Class A5	0.188(a)	12/20/54	EUR	4,007	4,490,040
Series 2007-1, Class 2A1	0.321(a)	12/20/54		3,708	3,689,021
Series 2007-1, Class 3A2, RegS	0.168(a)	12/20/54	EUR	2,592	2,904,235
Series 2007-1, Class 3B1, RegS	0.308(a)	12/20/54	EUR	16,300	18,126,770
Series 2007-2, Class 3A2, RegS	0.171(a)	12/17/54	EUR	3,410	3,819,270
Series 2007-2, Class 3B2, RegS	0.291(a)	12/17/54	EUR	14,733	16,360,993
Series 2007-2, Class 4A1	0.270(a)	12/17/54		8,685	8,636,447
GSAA Trust, Series 2006-7, Class AF2	5.995(a)	03/25/46		1,503	1,123,680
GSAMP Trust,
Series 2004-FM1, Class M1	1.156(a)	11/25/33		868	840,510
Series 2004-FM2, Class M1	0.931(a)	01/25/34		2,113	2,022,564
Series 2004-HE2, Class M1	1.156(a)	09/25/34		3,128	2,894,241
Home Equity Asset Trust,
Series 2002-4, Class M1	1.681(a)	03/25/33		4,159	4,018,382
Series 2003-3, Class M1	1.471(a)	08/25/33		1,891	1,798,801
Series 2003-5, Class M1	1.231(a)	12/25/33		235	223,202
Series 2003-6, Class M1	1.231(a)	02/25/34		3,808	3,597,490
Series 2004-2, Class M1	0.976(a)	07/25/34		2,925	2,733,640
Series 2004-7, Class M1	1.111(a)	01/25/35		1,279	1,204,432
HSBC Home Equity Loan Trust U.S.A.,
Series 2006-3, Class M1	0.441(a)	03/20/36		8,000	7,709,224
Series 2006-4, Class A4	0.411(a)	03/20/36		999	989,730
Series 2007-2, Class A4	0.481(a)	07/20/36		1,541	1,521,606
Series 2007-2, Class M1	0.491(a)	07/20/36		2,500	2,361,348
Series 2007-3, Class A4	1.681(a)	11/20/36		970	965,717
IndyMac Residential Asset-Backed Trust, Series 2005-A, Class M3	0.731(a)	03/25/35		1,750	1,725,239
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	2.571(a)	03/25/36		343	272,618
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2	0.621(a)	09/25/35		1,604	1,470,094

See Notes to Financial Statements.

Prudential Total Return Bond Fund	19

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M1	0.931%(a)	02/25/34	1,544	$1,467,848
Series 2004-2, Class M1	0.976(a)	06/25/34	522	503,244
Series 2004-4, Class 1A1	0.741(a)	10/25/34	14	13,371
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE, 144A	3.279(a)	09/01/21	32,297	32,435,656
Series 2014-2, Class A, 144A	2.180(a)	01/01/20	34,333	33,948,182
Series 2014-2, Class A, 144A	2.180(a)	12/01/21	17,091	16,846,041
Series 2015-1, Class A, 144A	2.179(a)	01/01/20	35,426	35,227,427
Series 2015-3, Class A, 144A	2.176(a)	03/01/20	30,799	30,644,722
Series 2015-4, Class A1, 144A	2.179(a)	04/01/20	30,500	30,052,592
Series 2015-5, Class A1, 144A	2.181(a)	04/01/20	21,100	20,823,590
MASTR Asset-Backed Securities Trust,
Series 2003-OPT1, Class M2	2.956(a)	12/25/32	3,221	3,232,810
Series 2004-HE1, Class M2	1.276(a)	09/25/34	2,551	2,527,857
Series 2004-WMC1, Class M1	0.961(a)	02/25/34	1,022	970,867
Series 2004-WMC3, Class M1	1.006(a)	10/25/34	5,691	5,353,239
Series 2005-NC1, Class M1	0.901(a)	12/25/34	2,208	2,013,260
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE1, Class A1	1.181(a)	08/25/32	4,604	4,447,408
Series 2003-OPT1, Class A3	0.901(a)	07/25/34	811	781,310
Series 2004-OPT1, Class A1A	0.701(a)	06/25/35	1,246	1,180,543
Series 2004-OPT1, Class A2A	0.901(a)	06/25/35	1,204	1,096,154
Series 2004-WMC3, Class M2	2.026(a)	01/25/35	4,430	4,353,618
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE1, Class M1	1.381(a)	05/25/33	1,453	1,362,407
Series 2003-NC5, Class M1	1.456(a)	04/25/33	160	158,136
Series 2004-HE3, Class M1	1.036(a)	03/25/34	919	870,163
Series 2004-HE4, Class M1	1.081(a)	05/25/34	10,252	9,714,769
Series 2004-HE5, Class M1	1.126(a)	06/25/34	442	414,420
Series 2004-HE8, Class A7	1.241(a)	09/25/34	663	621,958
Series 2004-NC1, Class M1	1.231(a)	12/27/33	1,208	1,165,541
Series 2004-NC6, Class M1	1.081(a)	07/25/34	5,573	5,258,734
Series 2004-OP1, Class M1	1.051(a)	11/25/34	1,650	1,503,768
Series 2004-WMC1, Class M1	1.111(a)	06/25/34	887	858,184
Series 2004-WMC2, Class M1	1.096(a)	07/25/34	719	685,732
Series 2005-NC1, Class A2C	0.941(a)	01/25/35	2,930	2,885,357
Series 2005-NC2, Class M3	0.856(a)	03/25/35	3,000	2,872,692

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	1.306%(a)	10/25/33	1,345	$1,291,816
Series 2004-1, Class M1	1.066(a)	05/25/34	957	900,040
Series 2004-4, Class M1	0.946(a)	02/25/35	1,326	1,228,991
Opteum Mortgage Acceptance Corp. Trust, Series 2006-1, Class 1A1B	0.371(a)	04/25/36	1,449	1,434,037
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.081(a)	01/25/34	3,178	2,956,640
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-4, Class M2	0.641(a)	11/25/35	2,000	1,474,004
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2003-3, Class A2	0.781(a)	06/25/33	1,511	1,407,065
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	1.111(a)	03/25/36	1,562	1,534,312
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M2	1.126(a)	02/25/35	1,125	1,121,485
Series 2005-WLL1, Class M3	0.916(a)	03/25/35	13,319	12,306,880
Residential Asset Mortgage Products, Inc.,
Series 2003-RS11, Class AI6A	5.980	12/25/33	1,003	1,082,336
Series 2004-RS12, Class MII2	1.381(a)	12/25/34	52	51,752
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221	02/25/34	400	415,007
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M2	1.981(a)	03/25/32	3,222	2,968,680
Saxon Asset Securities Trust,
Series 2002-3, Class M1	1.306(a)	12/25/32	51	47,982
Series 2005-3, Class M1	0.641(a)	11/25/35	894	877,224
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class M1	0.621(a)	08/25/35	2,200	1,406,640
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC2, Class M1	1.306(a)	06/25/34	931	901,206
Series 2003-BC4, Class M1	1.081(a)	11/25/34	686	635,859
Series 2004-BC1, Class M1	0.946(a)	02/25/35	1,362	1,250,804
Series 2004-BC2, Class A2	0.721(a)	05/25/35	390	347,677
Series 2004-BC2, Class M1	1.006(a)	05/25/35	2,206	2,090,247
Series 2004-BC3, Class M1	1.111(a)	07/25/35	3,919	3,732,599

See Notes to Financial Statements.

Prudential Total Return Bond Fund	21

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2001-BNC1, Class A2	1.181%(a)	09/25/34	1,869	$1,802,918
Series 2003-BC7, Class 3A2	1.131(a)	07/25/33	1,261	1,206,602
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.081(a)	08/25/33	487	460,739
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4	1.181(a)	10/25/33	2,005	1,898,164
Series 2004-1, Class A3	0.981(a)	02/25/34	17,467	16,760,440
Series 2004-6, Class A3	0.981(a)	07/25/34	3,814	3,610,585
Series 2004-7, Class A8	1.381(a)	08/25/34	1,110	1,012,509
Series 2004-BNC1, Class A4	1.121(a)	09/25/34	1,841	1,776,595
Series 2005-7, Class M1	0.916(a)	08/25/35	8,000	7,678,400
Series 2006-2, Class A3	0.361(a)	04/25/36	6,361	5,773,106
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2002-1A, Class 4A	2.516(a)	02/25/32	8	7,773
Series 2002-14A, Class 2A1	2.116(a)	07/25/32	3	3,193
Series 2002-HF2, Class M3	3.181(a)	07/25/32	198	184,757
Series 2003-30, Class 2A1	5.062(a)	10/25/33	651	665,375
Series 2003-AM1, Class M1	1.531(a)	04/25/33	611	595,134
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375	08/27/57	9,727	9,736,688
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625	10/25/57	16,106	16,136,083
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375	02/25/55	9,717	9,718,117
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500	03/25/55	22,713	22,690,873
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250	02/25/55	33,700	33,664,750

				922,349,885

TOTAL ASSET-BACKED SECURITIES (cost $2,571,323,467)				2,586,368,637

BANK LOANS(a) 2.2%

Airlines
American Airlines, Inc.	3.750	10/10/21	3,000	3,011,250
United Airlines, Inc.	3.500	04/01/19	662	661,500

				3,672,750

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Automotive 0.1%
Chrysler Group LLC	3.500%	05/24/17		11,041	$11,054,741

Cable 0.2%
Cequel Communication LLC	3.500	02/14/19		3,427	3,439,616
Charter Communications Operating LLC	3.000	07/01/20		3,920	3,909,449
Charter Communications Operating LLC	3.000	01/03/21		1,995	1,989,937
CSC Holdings LLC	2.775	04/17/20		534	532,461
Intelsat Jackson Holdings SA (Luxembourg)	3.750	06/30/19		7,500	7,492,500
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500	06/07/20		1,710	1,710,260

					19,074,223

Capital Goods
ADS Waste Holdings, Inc.	3.750	10/09/19		1,461	1,456,034

Chemicals 0.1%
Axalta Coating Systems US Holdings	3.750	02/01/20		5,118	5,129,219
CeramTec GmbH (Germany)	4.750	08/30/20	EUR	2,400	2,708,799
Macdermid, Inc.	4.500	06/07/20		2,456	2,478,182
OXEA Finance & CY SCA (Luxembourg)	4.500	01/15/20	EUR	2,627	2,883,356

					13,199,556

Consumer 0.1%
Advantage Sales & Marketing, Inc.	4.250	07/23/21		2,985	2,994,328
AECOM Technology Corp.	3.750	10/15/21		1,383	1,397,483
Revlon Consmr Prods Corp	3.250	11/20/17		1,719	1,717,457

					6,109,268

Electric 0.1%
Calpine Construction Finance Co. LP	3.000	05/04/20		1,032	1,025,177
Calpine Corp.	4.000	10/09/19		3,980	3,996,728
NRG Energy, Inc.	2.750	07/01/18		1,470	1,465,712

					6,487,617

Energy - Refining 0.1%
Energy Transfer Equity LP	3.250	12/02/19		2,000	1,991,072
Western Refining, Inc.	4.250	11/12/20		4,975	4,983,104

					6,974,176

See Notes to Financial Statements.

Prudential Total Return Bond Fund	23

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Foods 0.3%
ARAMARK Corp.	3.250%	02/24/21	3,507	$3,513,295
ARAMARK Services, Inc.	3.250	09/07/19	2,500	2,508,855
B.C. Unlimited Liability Co.	4.500	12/10/21	7,062	7,140,273
H.J. Heinz Co.	3.250	06/07/20	5,299	5,302,285
Pinnacle Foods Finance LLC	3.000	04/29/20	2,527	2,526,085
Post Holdings, Inc.	3.750	06/02/21	1,995	2,001,032
Supervalu, Inc.	4.500	03/21/19	5,986	6,006,364

				28,998,189

Gaming
CCM Merger, Inc.	4.500	08/06/21	2,532	2,547,657

Healthcare & Pharmaceutical 0.6%
Alere, Inc.	3.184	06/30/16	554	553,376
Biomet, Inc.	3.778	07/25/17	9,100	9,097,161
Capsugel Holdings US, Inc.	3.500	08/01/18	3,323	3,326,616
Catalent Pharma Solutions, Inc.	4.250	05/20/21	1,337	1,347,642
CHS Community Health Systems, Inc.	3.434	12/31/18	6,069	6,104,749
Community Health Systems, Inc.	2.775	01/25/19	4,089	4,048,579
Davita Healthcare Partners, Inc.	3.500	06/24/21	3,970	3,979,925
Endo Luxembourg Finance	3.250	02/26/21	1,392	1,390,888
Grifols Worldwide OPS Ltd.	3.269	02/26/21	5,947	5,962,312
Hologic, Inc.	3.250	08/01/19	1,030	1,031,880
Mallinckrodt International Finance (Luxembourg)	3.500	03/19/21	4,900	4,905,623
Ortho Clinical Diagnostics, Inc.	4.750	06/30/21	2,233	2,225,548
RPI Finance Trust (Luxembourg)	3.250	05/09/18	1,889	1,891,651
RPI Finance Trust (Luxembourg)	3.250	11/09/18	2,053	2,056,510
Valeant Pharmaceuticals International, Inc. (Canada)	2.190	10/20/18	1,155	1,150,151
Valeant Pharmaceuticals International, Inc. (Canada)	3.500	08/05/20	4,000	4,008,500
Valeant Pharmaceutiicals International, Inc. (Canada)	4.000	04/01/22	7,000	7,042,875

				60,123,986

Leisure
Activision Blizzard, Inc.	3.250	10/12/20	3,084	3,100,931

Lodging 0.1%
Hilton Worldwide Finance LLC	3.500	10/26/20	7,252	7,275,662

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Media & Entertainment
CBS Outdoor Americas CAP LLC	3.000%	02/01/21		2,000	$1,996,876
Entravision Communications Corp.	3.500	05/29/20		905	897,459

					2,894,335

Packaging 0.1%
Berry Plastics Group, Inc.	3.750	01/06/21		908	910,779
Crown Americas LLC	4.000	10/25/21		4,688	4,710,819

					5,621,598

Technology 0.3%
Avago Technologies Finance PTE Ltd. (Luxembourg)	3.750	05/06/21		5,958	5,983,320
BMC Software Finance, Inc.	5.000	09/10/20		2,232	2,191,837
First Data Corp.	3.670	09/24/18		2,100	2,103,282
First Data Corp.	3.682	03/26/18		790	791,867
First Data Corp.	4.182	03/24/21		60	60,331
Freescale Semiconductor, Inc.	4.250	02/28/20		5,905	5,925,677
Interactive Data Corp.	4.750	05/03/21		3,312	3,331,668
NXP BV (Netherlands)	3.250	01/10/20		3,955	3,949,906
RBS WorldPay, Inc. (United Kingdom)	5.750	11/29/19	GBP	2,300	3,544,348
TransUnion LLC/TransUnion Financing Corp.	4.000	04/09/21		3,215	3,228,416
Vantiv LLC	2.275	06/13/19		5,294	5,196,700

					36,307,352

Telecommunications 0.1%
Fibertech Networks LLC	4.000	12/18/19		165	164,656
SBA Senior Finance II LLC	3.250	03/24/21		4,963	4,953,969

					5,118,625

Transportation Services
RAC Ltd.	5.314	12/17/21	GBP	2,993	4,622,884

TOTAL BANK LOANS (cost $224,103,500)					224,639,584

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.0%
Banc of America Commercial Mortgage Trust,
Series 2006-2, Class AM	5.952(a)	05/10/45		6,450	6,752,718
Series 2006-5, Class A2	5.317	09/10/47		105	104,756
Series 2006-6, Class A2	5.309	10/10/45		341	341,827

See Notes to Financial Statements.

Prudential Total Return Bond Fund	25

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage Trust, (Continued)
Series 2006-6, Class A3	5.369%	10/10/45	2,600	$2,631,587
Series 2006-6, Class A4	5.356	10/10/45	1,110	1,139,928
Series 2007-2, Class A1A	5.731(a)	04/10/49	5,865	6,227,131
Series 2007-3, Class A5	5.377	06/10/49	800	857,712
Series 2007-5, Class A1A	5.361	02/10/51	2,905	3,118,169
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-1, Class AJ	5.460(a)	11/10/42	415	414,194
Series 2005-5, Class AJ	5.358(a)	10/10/45	2,500	2,535,282
CD Commercial Mortgage Trust,
Series 2007-CD4, Class A3	5.293	12/11/49	215	216,390
Series 2007-CD4, Class AMFX	5.366(a)	12/11/49	13,202	13,766,945
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AJ	4.960(a)	05/15/43	212	211,600
Series 2006-C5, Class AM	5.462	10/15/49	7,085	7,474,888
Series 2007-C6, Class A3	5.900(a)	12/10/49	197	197,016
Series 2008-C7, Class A4	6.349(a)	12/10/49	3,682	4,012,746
Series 2014-GC21, Class A4	3.575	05/10/47	11,690	12,398,461
Series 2014-GC25, Class A3	3.372	10/10/47	10,000	10,406,130
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223	08/15/48	1,740	1,820,777
Commercial Mortgage Trust,
Series 2005-GG5, Class AM	5.277(a)	04/10/37	21,750	22,026,160
Series 2006-C8, Class AM	5.347	12/10/46	10,700	11,360,554
Series 2012-CR5, Class A3	2.540	12/10/45	3,000	2,995,557
Series 2013-CR7, Class A3	2.929	03/10/46	9,800	10,010,230
Series 2013-LC6, Class XA, IO	1.905(a)	01/10/46	62,986	5,119,194
Series 2014-UBS3, Class A3	3.546	06/10/47	12,500	13,138,325
Series 2014-UBS3, Class XB, IO, 144A	0.458(a)	06/10/47	130,681	3,805,431
Series 2014-UBS4, Class A4	3.420	08/10/47	10,300	10,730,118
Series 2015-DC1, Class XA, IO	1.337(a)	02/10/48	99,956	7,975,795
Series 2017-UBS6, Class A4	3.378	12/10/47	14,000	14,561,036
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AJ	5.646(a)	02/15/39	8,958	9,220,792
Series 2006-C1, Class AM	5.646(a)	02/15/39	1,030	1,058,937
Series 2006-C2, Class A1A	5.859(a)	03/15/39	1,726	1,774,922
Series 2006-C5, Class A3	5.311	12/15/39	2,704	2,824,367
Series 2007-C5, Class A3	5.694(a)	09/15/40	1,972	1,969,683
Series 2014-ICE, Class X1CP, IO, 144A	1.686(a)	04/15/27	98,185	1,581,181
Series 2014-USA, Class A2, 144A	3.953	09/15/37	20,000	21,406,060

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces, Series 2012-M8, Class X1, IO	2.263%(a)	12/25/19	40,377	$2,365,716
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.184(a)	01/25/20	189,883	7,647,545
Series K007, Class X1, IO	1.346(a)	04/25/20	21,169	923,999
Series K008, Class X1, IO	1.807(a)	06/25/20	100,495	6,450,770
Series K009, Class X1, IO	1.628(a)	08/25/20	3,784	219,534
Series K014, Class X1, IO	1.413(a)	04/25/21	12,938	804,179
Series K015, Class X1, IO	1.816(a)	07/25/21	1,482	125,233
Series K019, Class X1, IO	1.868(a)	03/25/22	84,415	8,083,047
Series K020, Class X1, IO	1.597(a)	05/25/22	49,055	4,076,080
Series K021, Class X1, IO	1.633(a)	06/25/22	29,641	2,544,292
Series K024, Class X1, IO	1.016(a)	09/25/22	67,750	3,565,322
Series K025, Class X1, IO	1.023(a)	10/25/22	30,739	1,665,653
Series K044, Class X1, IO	0.757(a)	01/25/25	448,413	26,907,470
Series K501, Class X1A, IO	1.747(a)	08/25/16	13,335	197,257
Series K702, Class X1, IO	1.684(a)	02/25/18	9,737	355,811
Series K703, Class X1, IO	2.215(a)	05/25/18	8,958	486,651
Series K710, Class X1, IO	1.907(a)	05/25/19	31,753	1,942,079
Series K711, Class X1, IO	1.827(a)	07/25/19	47,813	2,846,950
Series KAIV, Class X1, IO	1.355(a)	06/25/21	2,072	129,913
Series Q001, Class XA, IO	2.382(a)	02/25/32	31,141	6,211,731
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class AJ	5.065(a)	07/10/45	18,400	18,533,768
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477	12/10/49	513	519,007
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238(a)	11/10/45	585	589,346
GS Mortgage Securities Trust,
Series 2006-GG6, Class AAB	5.587(a)	04/10/38	74	73,913
Series 2013-GC16, Class XA, IO	1.715(a)	11/10/46	37,685	2,821,554
Series 2013-GCJ12, Class A3	2.860	06/10/46	11,400	11,574,876
Series 2013-GCJ14, Class XA, IO	1.055(a)	08/10/46	229,130	10,695,082
Series 2014-GC20, Class A2	3.002	04/10/47	3,500	3,645,974
Series 2014-GC22, Class XB, IO	0.410(a)	06/10/47	37,110	1,002,059
Series 2015-GC28, Class XB, IO	0.349(a)	02/10/48	43,393	1,427,152
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.315(a)	03/05/23	525,000	9,000,705
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A2	1.677	12/15/47	112	112,887
Series 2012-LC9, Class A4	2.611	12/15/47	4,000	3,995,264

See Notes to Financial Statements.

Prudential Total Return Bond Fund	27

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-CBX, Class AJ	4.951%(a)	01/12/37	384	$384,205
Series 2005-CB13, Class A4	5.246(a)	01/12/43	2,080	2,090,980
Series 2005-CB13, Class AM	5.464(a)	01/12/43	6,500	6,602,979
Series 2005-LDP3, Class A4B	4.996(a)	08/15/42	500	502,129
Series 2005-LDP3, Class AJ	5.168(a)	08/15/42	9,778	9,857,143
Series 2005-LDP4, Class AM	4.999(a)	10/15/42	750	754,604
Series 2005-LDP5, Class AJ	5.534(a)	12/15/44	5,218	5,341,714
Series 2006-CB14, Class AM	5.474(a)	12/12/44	4,300	4,399,382
Series 2007-LD12, Class A3	6.136(a)	02/15/51	263	263,735
Series 2012-CBX, Class A3	3.139	06/15/45	2,640	2,727,880
Series 2013-C10, Class A4	2.875	12/15/47	11,000	11,216,150
Series 2013-C13, Class A3	3.525	01/15/46	3,000	3,157,989
Series 2013-LC11, Class A4	2.694	04/15/46	11,400	11,412,950
Series 2014-C18, Class A2	2.879	02/15/47	3,500	3,639,198
Series 2014-C20, Class A3A1	3.472	07/15/47	5,042	5,283,945
Series 2014-C21, Class A4	3.493	08/15/47	9,800	10,317,009
Series 2014-C24, Class A3	3.098	11/15/47	8,040	8,249,619
Series 2014-C25, Class A4A1	3.408	11/15/47	7,800	8,154,237
Series 2014-C25, Class XB, IO	0.251(a)	11/15/47	51,813	694,761
Series 2014-C26, Class A3	3.231	01/15/48	11,650	11,989,236
Series 2015-C28, Class A4	3.227	10/15/48	49,500	50,610,037
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AM	5.263(a)	11/15/40	3,870	3,908,518
Series 2006-C3, Class A4	5.661(a)	03/15/39	29	29,167
Series 2006-C7, Class A2	5.300	11/15/38	370	373,069
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class AM	5.107(a)	07/12/38	5,000	5,018,555
Series 2006-C1, Class AM	5.676(a)	05/12/39	4,286	4,459,489
Series 2007-C1, Class A3	6.029(a)	06/12/50	535	537,402
Series 2007-C1, Class ASB	6.029(a)	06/12/50	635	659,211
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-1, Class AM	5.515(a)	02/12/39	940	966,835
Series 2006-2, Class AM	5.873(a)	06/12/46	60	62,774
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XA, IO, 144A	2.017(a)	08/15/45	60,317	4,756,380
Series 2013-C7, Class A3	2.655	02/15/46	10,000	10,013,950
Series 2013-C8, Class A3	2.863	12/15/48	3,400	3,440,487

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (Continued)
Series 2013-C9, Class A3	2.834%	05/15/46	5,900	$5,981,125
Series 2015-C20, Class A4	3.249	02/15/48	8,080	8,289,110
Morgan Stanley Capital I Trust,
Series 2005-T19, Class AJ	4.985(a)	06/12/47	200	201,044
Series 2007-HQ11, Class A31	5.439	02/12/44	388	388,013
Series 2007-HQ12, Class A2	5.861(a)	04/12/49	1,132	1,130,509
Series 2007-IQ14, Class AAB	5.654(a)	04/15/49	1,943	1,980,256
Series 2015-XLF1, Class B, 144A	1.930(a)	08/13/16	5,200	5,208,762
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298	02/05/30	18,700	18,845,598
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3	2.533	12/10/45	4,150	4,179,303
Series 2012-C4, Class A4	2.792	12/10/45	5,200	5,278,484
Series 2013-C5, Class A3	2.920	03/10/46	9,100	9,249,058
Series 2013-C5, Class XA, IO, 144A	1.246(a)	03/10/46	15,456	988,993
Series 2013-C5, Class XB, IO, 144A	0.579(a)	03/10/46	96,528	3,240,348
Series 2013-C6, Class A3	2.971	04/10/46	9,500	9,704,231
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class AJ	5.290(a)	07/15/42	2,500	2,521,758
Series 2005-C20, Class AMFX	5.179(a)	07/15/42	4,200	4,217,090
Series 2005-C21, Class AJ	5.430(a)	10/15/44	1,425	1,442,307
Series 2006-C23, Class A4	5.418(a)	01/15/45	2,074	2,102,416
Series 2006-C23, Class AJ	5.515(a)	01/15/45	2,000	2,050,278
Series 2006-C24, Class AM	5.609(a)	03/15/45	1,000	1,035,215
Series 2006-C25, Class A5	5.896(a)	05/15/43	5,000	5,167,885
Series 2006-C25, Class AM	5.897(a)	05/15/43	475	494,620
Series 2006-C26, Class APB	5.997	06/15/45	1,020	1,035,511
Series 2006-C27, Class A3	5.765(a)	07/15/45	15,590	16,133,914
Series 2007-C32, Class APB	5.903(a)	06/15/49	1,196	1,199,019
Series 2007-C33, Class A4	6.150(a)	02/15/51	5,637	5,956,315
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class XA, IO, 144A	2.247(a)	10/15/45	46,948	4,736,764
Series 2013-LC12, Class A3	3.986	07/15/46	6,900	7,516,480
Series 2013-LC12, Class A3FL, 144A	1.232(a)	07/15/46	27,500	27,604,060
Series 2014-LC16, Class A4	3.548	08/15/50	5,910	6,242,514
Series 2015-NXS1, Class XB, IO	0.360(a)	05/15/48	24,936	992,519

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $718,558,998)				714,716,636

See Notes to Financial Statements.

Prudential Total Return Bond Fund	29

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 46.5%

Aerospace & Defense 0.1%
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%	03/01/25	6,495	$6,491,564
Raytheon Co., Sr. Unsec’d. Notes(c)	3.150	12/15/24	3,390	3,486,869
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19	800	949,746

				10,928,179

Airlines 0.5%
American Airlines Pass-Through Trust,
Series 2013-1, Class A, Pass-Through Certificates	4.000	07/15/25	7,191	7,515,104
Series 2013-2, Class A, Pass-Through Certificates	4.950	01/15/23	9,497	10,363,405
Series 2014-1, Class A, Equipment Trust(c)	3.700	10/01/26	3,009	3,114,464
Series 2015-1, Class A, Pass-Through Certificates(c)	3.375	05/01/27	11,820	11,982,525
Continental Airlines, Inc., Pass-Through Trust,
Series 2001-1, Class A-1, Pass-Through Certificates	6.703	06/15/21	5	5,022
Series 2001-1, Class B, Pass-Through Certificates	7.373	12/15/15	170	174,291
Series 2007-1, Class A, Pass-Through Certificates	5.983	04/19/22	404	454,787
Series 2010-1, Class A, Pass-Through Certificates	4.750	01/12/21	360	385,755
Series 2012-1, Class A, Pass-Through Certificates	4.150	04/11/24	2,660	2,839,133
Series 2012-2, Class A, Pass-Through Certificates(c)	4.000	10/29/24	899	961,729
Delta Air Lines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	6.821	08/10/22	1,716	2,022,090
Series 2009-1, Class A, Pass-Through Certificates	7.750	12/17/19	903	1,043,216
Series 2010-2, Class A, Pass-Through Certificates	4.950	05/23/19	963	1,030,564
Series 2011-1, Class A, Pass-Through Certificates	5.300	04/15/19	691	753,167
Series 2012-1, Class A, Pass-Through Certificates	4.750	05/07/20	1,513	1,634,537

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
UAL 1991 Equipment Trust AB, Equipment Trust(d)	10.850%	02/19/15	347	$93,687
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.625	06/03/25	2,251	2,419,420

				46,792,896

Automotive 2.3%
American Axle & Manufacturing, Inc., Gtd. Notes	6.625	10/15/22	4,689	4,982,062
Borgwarner, Inc., Sr. Unsec’d. Notes(c)	3.375	03/15/25	3,525	3,579,824
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes	8.000	06/15/19	14,637	15,332,989
Sec’d. Notes	8.250	06/15/21	6,175	6,815,656
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	1.300	07/31/15	2,600	2,604,573
Gtd. Notes, 144A	1.875	01/11/18	800	809,677
Gtd. Notes, 144A	2.250	03/02/20	20,605	20,658,532
Dana Holding Corp.,
Sr. Unsec’d. Notes	5.375	09/15/21	1,425	1,482,000
Sr. Unsec’d. Notes	5.500	12/15/24	8,175	8,399,812
Ford Holdings LLC, Gtd. Notes	9.375	03/01/20	3,300	4,209,972
Ford Motor Co.,
Sr. Unsec’d. Notes(c)	4.750	01/15/43	4,020	4,200,357
Sr. Unsec’d. Notes	7.450	07/16/31	5,720	7,764,940
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	0.784(a)	09/08/17	200	199,027
Sr. Unsec’d. Notes	2.375	01/16/18	5,290	5,370,546
Sr. Unsec’d. Notes	2.459	03/27/20	16,095	16,069,972
Sr. Unsec’d. Notes	2.500	01/15/16	2,100	2,122,315
Sr. Unsec’d. Notes	2.750	05/15/15	4,895	4,895,651
Sr. Unsec’d. Notes	3.000	06/12/17	2,588	2,660,811
Sr. Unsec’d. Notes	3.219	01/09/22	12,975	13,195,886
Sr. Unsec’d. Notes(c)	3.664	09/08/24	3,790	3,870,647
Sr. Unsec’d. Notes	4.207	04/15/16	2,550	2,623,078
Sr. Unsec’d. Notes	4.250	02/03/17	8,770	9,195,512
Sr. Unsec’d. Notes	5.000	05/15/18	600	653,109
Sr. Unsec’d. Notes	5.625	09/15/15	2,000	2,034,630

See Notes to Financial Statements.

Prudential Total Return Bond Fund	31

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes	4.000%	04/01/25	5,560	$5,566,222
Sr. Unsec’d. Notes	4.875	10/02/23	3,725	4,034,249
Sr. Unsec’d. Notes	6.250	10/02/43	3,990	4,762,129
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20	7,490	7,546,729
Gtd. Notes	3.450	04/10/22	27,425	27,233,382
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A	2.150	02/26/20	12,370	12,451,704
Gtd. Notes, 144A	2.700	03/15/17	650	667,668
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A(c)	4.125	12/15/18	6,221	6,399,854
Gtd. Notes, 144A(c)	4.250	11/15/19	2,165	2,224,538
Lear Corp.,
Gtd. Notes(c)	5.250	01/15/25	4,600	4,697,750
Gtd. Notes(c)	5.375	03/15/24	11,650	12,116,000
Meritor, Inc., Gtd. Notes	6.250	02/15/24	4,000	4,090,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250	11/15/19	300	319,500

				235,841,303

Banking 12.6%
Abbey National Treasury Services PLC/London (United Kingdom), Gtd. Notes	2.375	03/16/20	21,490	21,629,964
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	7.375	04/06/23	2,841	3,769,638
Sr. Unsec’d. Notes, GMTN	2.500	03/15/16	1,952	1,987,409
African Development Bank (Supranational Bank), Sub. Notes	6.875	10/15/15	4,769	4,887,381
Ally Financial, Inc.,
Gtd. Notes	2.750	01/30/17	1,000	996,500
Gtd. Notes(c)	3.500	01/27/19	5,600	5,558,000
Gtd. Notes(c)	6.250	12/01/17	8,400	8,998,500
Gtd. Notes	8.000	03/15/20	2,892	3,427,020
Sr. Unsec’d. Notes(c)	3.750	11/18/19	11,000	10,940,600
American Express Co.,
Jr. Sub. Notes	4.900(a)	12/29/49	8,100	7,993,687

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
American Express Co., (Continued)
Jr. Sub. Notes	5.200%(a)	12/31/49		2,750	$2,784,375
Sr. Unsec’d. Notes	2.650	12/02/22		8,090	7,960,908
Sub. Notes(c)	3.625	12/05/24		10,355	10,487,337
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	0.500	07/30/20	ZAR	53,000	3,038,481
Sr. Unsec’d. Notes	0.500	09/28/20	ZAR	46,000	2,604,575
Sr. Unsec’d. Notes	5.593	07/16/18		2,001	2,255,807
Sr. Unsec’d. Notes	5.820	06/16/28		2,879	3,836,760
Sr. Unsec’d. Notes	6.375	10/01/28		1,422	1,948,207
Sr. Unsec’d. Notes, MTN	1.000	05/22/15		1,500	1,500,450
Sr. Unsec’d. Notes, MTN	1.000	10/01/15		8,000	8,014,480
Sr. Unsec’d. Notes, RegS	0.500	08/28/20	ZAR	52,000	2,963,448
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23		2,532	2,601,630
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A	1.176(a)	04/11/17		1,400	1,395,867
Sr. Unsec’d. Notes, 144A	3.750	09/22/15		650	653,981
Bank of America Corp.,
Jr. Sub. Notes	5.125(a)	12/31/49		2,225	2,184,672
Jr. Sub. Notes	8.125(a)	12/29/49		5,000	5,400,000
Jr. Sub. Notes, Series K	8.000(a)	12/29/49		1,500	1,603,125
Sr. Unsec’d. Notes	0.537(a)	10/14/16		1,200	1,195,852
Sr. Unsec’d. Notes(c)	4.000	04/01/24		3,125	3,272,641
Sr. Unsec’d. Notes(e)	5.700	01/24/22		16,270	18,856,784
Sr. Unsec’d. Notes	5.875	01/05/21		3,620	4,205,017
Sr. Unsec’d. Notes	6.000	09/01/17		1,265	1,384,722
Sr. Unsec’d. Notes	7.625	06/01/19		3,235	3,886,578
Sr. Unsec’d. Notes, MTN	3.625	03/17/16		2,400	2,455,867
Sr. Unsec’d. Notes, MTN	4.125	01/22/24		15,785	16,682,851
Sr. Unsec’d. Notes, MTN	5.000	05/13/21		1,345	1,506,926
Sr. Unsec’d. Notes, MTN	5.650	05/01/18		2,000	2,211,766
Sr. Unsec’d. Notes, Series 1	3.750	07/12/16		735	757,766
Sub. Notes(c)	3.950	04/21/25		19,960	19,659,362
Sub. Notes, MTN	4.000	01/22/25		6,900	6,838,907
Sub. Notes, MTN	4.200	08/26/24		18,410	18,598,887
Sub. Notes, MTN	4.250	10/22/26		6,865	6,879,842
Bank of America NA, Sub. Notes	5.300	03/15/17		250	266,328

See Notes to Financial Statements.

Prudential Total Return Bond Fund	33

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes(c)	3.000%	02/24/25	15,120	$15,169,458
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.586(a)	04/11/17	3,600	3,603,143
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(c)	3.750	05/15/24	7,050	7,326,156
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(c)	2.000	03/16/18	8,515	8,550,959
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450	01/15/20	12,210	12,346,862
BBVA Bancomer SA/Texas (Mexico), Sub. Notes, RegS	6.500	03/10/21	2,400	2,676,000
Branch Banking & Trust Co., Sr. Unsec’d. Notes(e)	2.850	04/01/21	9,550	9,817,963
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.300	06/05/19	4,075	4,079,234
Sr. Unsec’d. Notes	2.950	07/23/21	8,385	8,439,922
Sub. Notes	3.375	02/15/23	7,900	7,942,320
Capital One Financial Corp.,
Sr. Unsec’d. Notes	3.200	02/05/25	18,610	18,316,595
Sr. Unsec’d. Notes	3.750	04/24/24	3,100	3,205,292
Sr. Unsec’d. Notes	5.250	02/21/17	1,750	1,867,556
Sub. Notes	6.150	09/01/16	150	159,119
CitiFinancial Credit Co., Sr. Unsec’d. Notes	6.625	06/01/15	400	401,657
Citigroup, Inc.,
Sr. Unsec’d. Notes	0.937(a)	11/15/16	2,100	2,103,994
Sr. Unsec’d. Notes	3.300	04/27/25	23,695	23,464,400
Sr. Unsec’d. Notes	3.375	03/01/23	2,050	2,067,390
Sr. Unsec’d. Notes(c)	3.750	06/16/24	7,950	8,213,026
Sr. Unsec’d. Notes	4.500	01/14/22	3,085	3,369,622
Sr. Unsec’d. Notes	6.125	11/21/17	750	831,738
Sr. Unsec’d. Notes	6.125	05/15/18	4,350	4,889,109
Sr. Unsec’d. Notes	8.125	07/15/39	2,400	3,659,678
Sr. Unsec’d. Notes	8.500	05/22/19	3,385	4,188,217
Sub. Notes	4.000	08/05/24	14,400	14,660,640
Sub. Notes	4.050	07/30/22	9,835	10,244,274
Sub. Notes	4.300	11/20/26	5,900	5,971,844
Sub. Notes	4.875	05/07/15	2,450	2,450,588
Sub. Notes	6.675	09/13/43	1,100	1,411,385
Compass Bank, Sr. Unsec’d. Notes	1.850	09/29/17	5,130	5,136,556

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750%	01/15/16		9,069	$9,294,664
Credit Agricole SA (France), Jr. Sub. Notes, RegS	7.875(a)	12/29/49		1,000	1,063,078
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN(c)	3.625	09/09/24		3,450	3,532,203
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750	03/26/20		14,425	14,475,617
Credit Suisse/New York NY (Switzerland),
Sr. Unsec’d. Notes	1.700	04/27/18		19,535	19,493,390
Sr. Unsec’d. Notes(c)	1.750	01/29/18		7,365	7,381,844
Deutsche Bank AG/London (Germany),
Sr. Unsec’d. Notes	1.875	02/13/18		18,380	18,424,994
Sr. Unsec’d. Notes(c)	3.700	05/30/24		4,775	4,850,116
Discover Bank,
Sr. Unsec’d. Notes	2.000	02/21/18		3,575	3,580,402
Sr. Unsec’d. Notes	4.200	08/08/23		4,580	4,775,978
Sr. Unsec’d. Notes	4.250	03/13/26		675	696,573
Sub. Notes	7.000	04/15/20		6,980	8,241,628
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25		11,835	11,833,722
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000	09/26/20		2,855	2,812,175
EUROFIMA (Supranational Bank), Sr. Unsec’d. Notes, EMTN	4.180	06/08/15	HKD	2,000	258,874
Fifth Third Bank,
Sr. Unsec’d. Notes	1.450	02/28/18		7,900	7,879,634
Sr. Unsec’d. Notes	2.375	04/25/19		1,105	1,119,081
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375(a)	12/29/49		17,210	17,192,790
Sr. Unsec’d. Notes	0.676(a)	07/22/15		400	400,065
Sr. Unsec’d. Notes	2.550	10/23/19		5,300	5,359,821
Sr. Unsec’d. Notes	3.300	05/03/15		300	300,000
Sr. Unsec’d. Notes(c)	3.500	01/23/25		19,430	19,435,868
Sr. Unsec’d. Notes	3.625	01/22/23		810	831,895
Sr. Unsec’d. Notes	4.000	03/03/24		4,505	4,710,928
Sr. Unsec’d. Notes	5.750	01/24/22		16,755	19,444,328
Sr. Unsec’d. Notes	6.000	06/15/20		4,520	5,236,239

See Notes to Financial Statements.

Prudential Total Return Bond Fund	35

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), (Continued)
Sr. Unsec’d. Notes	6.150%	04/01/18		875	$979,785
Sr. Unsec’d. Notes	6.250	09/01/17		840	927,999
Sr. Unsec’d. Notes	6.250	02/01/41		2,305	2,909,576
Sr. Unsec’d. Notes, MTN	3.850	07/08/24		5,040	5,203,155
Sr. Unsec’d Notes, MTN(c)	4.800	07/08/44		5,220	5,548,557
Sub. Notes	6.750	10/01/37		7,405	9,301,472
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.875	01/14/22		450	504,437
Sr. Unsec’d. Notes	5.100	04/05/21		230	261,169
Sub. Notes	6.500	05/02/36		6,016	7,553,076
Sub. Notes	6.500	09/15/37		1,255	1,577,470
Huntington Bancshares, Inc., Sub. Notes(c)	7.000	12/15/20		120	143,978
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250(a)	08/29/49		900	922,464
ICICI Bank Ltd./Hong Kong (India), Sr. Unsec’d. Notes, RegS	5.750	11/16/20		3,215	3,639,222
Inter-American Development Bank (Supranational Bank),
Notes, EMTN	1.000	02/27/18		1,216	1,197,927
Sr. Unsec’d. Notes	7.000	06/15/25		3,356	4,676,834
Unsec’d. Notes, RegS	0.500	10/30/20	ZAR	53,000	2,988,137
Unsec’d. Notes, RegS	0.500	11/30/20	ZAR	47,000	2,634,252
Unsec’d. Notes, MTN	6.750	07/15/27		1,300	1,848,909
International Bank for Reconstruction & Development (Supranational Bank),
Notes, MTN	0.500	02/07/23		7,000	6,059,375
Notes, MTN	1.000	11/19/15		1,500	1,505,351
Sr. Notes, MTN	1.000	09/24/15		5,000	5,013,785
Sr. Unsec’d. Notes, MTN	0.510	10/12/17		10,000	9,892,200
Sr. Unsec’d. Notes, MTN	1.000	04/07/16		1,500	1,503,528
International Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes	5.280	11/21/18	HKD	3,000	436,935
Sr. Unsec’d. Notes, GMTN	1.000	02/09/16		10,000	10,027,940
Sr. Unsec’d. Notes, GMTN	7.250	01/18/17	ZAR	34,000	2,823,461
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125	01/15/16		3,200	3,238,198
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	1.656(a)	04/11/16		600	601,668

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes	5.300% (a)	12/29/49	21,720	$21,692,850
Jr. Sub. Notes	7.900(a)	04/29/49	5,885	6,267,525
Sr. Unsec’d. Notes	0.935(a)	10/15/15	4,700	4,709,992
Sr. Unsec’d. Notes	2.250	01/23/20	22,900	22,835,857
Sr. Unsec’d. Notes(c)	3.125	01/23/25	20,770	20,493,364
Sr. Unsec’d. Notes	3.150	07/05/16	3,355	3,441,277
Sr. Unsec’d. Notes	3.200	01/25/23	8,265	8,309,333
Sr. Unsec’d. Notes	3.250	09/23/22	8,770	8,899,007
Sr. Unsec’d. Notes(c)	4.250	10/15/20	5,160	5,601,123
Sr. Unsec’d. Notes	4.350	08/15/21	2,240	2,448,967
Sr. Unsec’d. Notes	4.400	07/22/20	2,400	2,622,437
Sr. Unsec’d. Notes	4.500	01/24/22	3,350	3,669,439
Sr. Unsec’d. Notes	5.600	07/15/41	830	994,018
Sr. Unsec’d. Notes, MTN	0.881(a)	02/26/16	4,900	4,909,903
Sub. Notes	3.375	05/01/23	2,775	2,768,085
Sub. Notes	3.875	09/10/24	18,900	19,090,285
Sub. Notes(c)	5.625	08/16/43	1,900	2,216,027
KeyBank NA,
Sr. Unsec’d. Notes	1.650	02/01/18	3,350	3,363,075
Sr. Unsec’d. Notes	2.250	03/16/20	13,730	13,778,371
Sr. Unsec’d. Notes	2.500	12/15/19	5,750	5,852,362
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	560	633,239
Lloyds Bank PLC (United Kingdom),
Bank Gtd. Notes	4.200	03/28/17	1,975	2,086,060
Bank Gtd. Notes	6.375	01/21/21	2,250	2,704,910
Bank Gtd. Notes, MTN, 144A	5.800	01/13/20	6,330	7,385,015
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	18,295	17,889,107
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850	03/21/18	2,700	2,709,418
Morgan Stanley,
Jr. Sub. Notes	5.450(a)	12/31/49	2,725	2,745,438
Jr. Sub. Notes, Series J	5.550(a)	12/29/49	4,810	4,834,050
Sr. Unsec’d. Notes	1.875	01/05/18	8,445	8,474,743
Sr. Unsec’d. Notes	3.750	02/25/23	6,575	6,806,308
Sr. Unsec’d. Notes	4.300	01/27/45	7,500	7,374,997
Sr. Unsec’d. Notes(c)	5.750	01/25/21	2,920	3,386,178
Sr. Unsec’d. Notes(c)	6.375	07/24/42	2,360	3,049,972
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	5,000	5,114,045

See Notes to Financial Statements.

Prudential Total Return Bond Fund	37

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, (Continued)
Sr. Unsec’d. Notes, GMTN	5.450%	01/09/17	1,635	$1,743,600
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	5,485	6,321,781
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	2,530	2,864,932
Sr. Unsec’d. Notes, MTN	5.750	10/18/16	1,800	1,918,183
Sr. Unsec’d. Notes, MTN	6.250	08/28/17	4,640	5,119,349
Sr. Unsec’d. Notes, MTN	6.625	04/01/18	3,200	3,625,011
Sub. Notes(c)	3.950	04/23/27	16,340	16,040,292
Sub. Notes, GMTN(c)	4.350	09/08/26	15,545	15,836,142
MUFG Americas Holdings Corp, Sr. Unsec’d. Notes	2.250	02/10/20	16,675	16,680,236
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	23,000	22,633,587
Sr. Unsec’d. Notes	4.375	02/11/20	7,860	8,650,826
Northern Trust Corp., Sub. Notes(c)	3.950	10/30/25	3,010	3,198,471
NRW Bank (Germany), Sr. Unsec’d. Notes, EMTN	1.250	05/15/15	115	115,035
People’s United Bank, Sub. Notes	4.000	07/15/24	1,750	1,775,541
People’s United Financial, Inc., Sr. Unsec’d. Notes(c)	3.650	12/06/22	3,225	3,292,583
PNC Bank NA,
Sr. Unsec’d. Notes(c)	2.950	02/23/25	22,375	22,193,874
Sub. Notes	2.950	01/30/23	10,835	10,800,631
Sub. Notes	4.200	11/01/25	1,450	1,572,699
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,604,099
Sub. Notes	3.900	04/29/24	2,715	2,818,352
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Bank Gtd. Notes	6.125	01/11/21	3,025	3,580,886
Jr. Sub. Notes, 144A	6.990(a)	10/29/49	500	592,500
Sr. Unsec’d. Notes	2.550	09/18/15	5,025	5,054,246
Santander Bank NA, Sr. Unsec’d. Notes	2.000	01/12/18	8,825	8,843,038
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes	3.000	09/24/15	1,625	1,635,384
Sr. Unsec’d. Notes	4.625	04/19/16	270	279,296

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
State Street Corp.,
Jr. Sub. Debs.	4.956%	03/15/18	1,375	$1,485,582
Sr. Unsec’d. Notes(c)	3.300	12/16/24	10,830	11,084,927
Sr. Unsec’d. Notes(e)	3.700	11/20/23	5,105	5,413,633
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes	2.450	01/10/19	1,225	1,242,410
Bank Gtd. Notes	2.450	01/16/20	10,750	10,872,668
Bank Gtd. Notes	3.000	01/18/23	5,125	5,122,950
Bank Gtd. Notes, GMTN(c)	2.250	07/11/19	2,560	2,576,018
SunTrust Bank,
Sr. Unsec’d. Notes(c)	2.500	05/01/19	7,830	7,943,175
Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,621,510
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	16,094	16,127,009
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800	03/26/18	13,675	13,711,909
US Bancorp,
Jr. Sub. Notes	3.442	02/01/16	1,890	1,926,772
Sub. Notes, MTN	2.950	07/15/22	1,750	1,756,587
Sub. Notes, MTN(c)	3.600	09/11/24	12,170	12,621,032
Wells Fargo & Co.,
Jr. Sub. Notes	7.980(a)	03/29/49	2,400	2,640,000
Sr. Unsec’d. Notes, MTN	3.000	01/22/21	3,075	3,165,814
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	12,000	11,833,248
Sr. Unsec’d. Notes, MTN(c)	3.300	09/09/24	6,650	6,748,440
Sr. Unsec’d. Notes, MTN(c)(e)	3.500	03/08/22	5,970	6,255,891
Sr. Unsec’d. Notes, MTN	4.600	04/01/21	1,335	1,490,128
Sub. Notes	4.125	08/15/23	14,485	15,402,321
Sub. Notes	4.480	01/16/24	4,360	4,714,900
Sub. Notes, MTN(c)	4.100	06/03/26	4,790	4,964,557

				1,283,863,194

Brokerage 0.1%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes(e)	3.700	10/15/24	8,200	8,651,066
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	1,425	1,417,443
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875(a)	05/02/18	745	87,537

See Notes to Financial Statements.

Prudential Total Return Bond Fund	39

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Brokerage (cont’d.)
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16		4,210	$4,250,690

					14,406,736

Building Materials & Construction 1.0%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20		3,000	3,142,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22		16,000	16,560,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $21,411,875; purchased 10/27/14 - 02/11/15)(b)(f)	5.375	11/15/24		20,850	21,371,250
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875	04/30/19		11,925	13,169,731
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, RegS	9.500	06/15/18		1,000	1,110,000
Sr. Sec’d. Notes, 144A	4.750	01/11/22	EUR	2,450	2,806,005
Sr. Sec’d. Notes, 144A(c)	6.500	12/10/19		2,000	2,145,000
Sr. Sec’d. Notes, 144A	9.500	06/15/18		1,200	1,332,000
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250	08/15/21	EUR	500	617,613
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,383,596
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		673	687,243
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $875,000; purchased 09/24/14)(b)(f)	7.125	06/26/42		800	713,000
Gtd. Notes, 144A (original cost $2,763,000; purchased 06/19/14 - 07/07/14)(b)(f)	5.250	06/27/29		2,775	2,386,500
Gtd. Notes, 144A (original cost $3,278,701; purchased 10/22/12)(b)(c)(f)	7.125	06/26/42		2,820	2,513,325
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22		1,625	1,684,811
Standard Pacific Corp.,
Gtd. Notes	6.250	12/15/21		12,500	13,312,500
Gtd. Notes	8.375	05/15/18		11,798	13,552,952
Toll Brothers Finance Corp., Gtd. Notes	5.150	05/15/15		1,885	1,885,943

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18		4,435	$4,723,275

					106,097,244

Cable 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(c)	5.750	01/15/24		1,100	1,113,750
Gtd. Notes	7.000	01/15/19		11,477	11,921,734
Gtd. Notes, 144A	5.125	05/01/23		9,900	9,801,000
Gtd. Notes, 144A	5.375	05/01/25		6,100	5,993,250
Gtd. Notes, 144A	5.875	05/01/27		5,450	5,368,250
Comcast Corp.,
Gtd. Notes	6.450	03/15/37		360	474,128
Gtd. Notes	6.950	08/15/37		1,720	2,330,913
CSC Holdings LLC,
Sr. Unsec’d. Notes	6.750	11/15/21		1,650	1,864,500
Sr. Unsec’d. Notes	8.625	02/15/19		970	1,123,357
Sr. Unsec’d. Notes	7.625	07/15/18		715	807,950
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes	3.500	03/01/16		875	893,034
Gtd. Notes	5.150	03/15/42		2,700	2,735,027
DISH DBS Corp.,
Gtd. Notes	7.125	02/01/16		29,065	30,082,275
Gtd. Notes	7.750	05/31/15		1,500	1,503,750
Gtd. Notes(c)	7.875	09/01/19		9,850	11,118,188
Time Warner Cable, Inc.,
Gtd. Notes	6.550	05/01/37		3,800	3,934,904
Gtd. Notes	6.750	07/01/18		1,565	1,744,675
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125	01/21/23	EUR	3,780	4,524,506
Sr. Sec’d. Notes, 144A	5.500	09/15/22	EUR	3,083	3,721,470
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A	6.125	01/15/25		8,000	8,350,000
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625	07/01/20		20,471	21,284,722
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(c)	5.375	01/15/25		13,645	13,866,731
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250	11/15/21		11,100	12,057,375

See Notes to Financial Statements.

Prudential Total Return Bond Fund	41

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18		414	$422,528
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	04/15/21	GBP	2,700	4,353,272

					161,391,289

Capital Goods 1.3%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A(c)	2.550	09/22/19		3,655	3,710,753
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500	07/15/22		3,425	3,666,908
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(c)	4.875	11/15/17		4,700	4,805,750
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $3,677,146; purchased 02/10/15)(b)(c)(f)	4.500	02/15/45		3,720	3,671,261
Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)(b)(c)(f)	2.750	03/15/17		1,280	1,314,771
Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)(b)(f)	6.200	11/01/16		270	289,240
Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)(b)(f)	6.700	06/01/34		810	1,015,439
Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11 - 05/14/13)(b)(f)	7.000	10/15/37		4,090	5,358,031
General Electric Co.,
Sr. Unsec’d. Notes	4.125	10/09/42		605	627,717
Sr. Unsec’d. Notes	4.500	03/11/44		900	987,907
Hertz Corp. (The), Gtd. Notes	6.750	04/15/19		1,850	1,914,362
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550	11/01/24		3,855	3,888,153
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $3,969,117; purchased 09/24/12)(b)(f)	2.500	03/15/16		3,975	4,023,113

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., (Continued)
Sr. Unsec’d. Notes, 144A (original cost $15,106,642; purchased 01/14/13 - 02/20/15)(b)(f)	2.875%	07/17/18	14,827	$15,151,089
Sr. Unsec’d. Notes, 144A (original cost $2,614,225; purchased 04/14/15)(b)(f)	3.750	05/11/17	2,500	2,605,835
Unsec’d. Notes, 144A (original cost $899,127; purchased 05/08/12)(b)(f)	3.125	05/11/15	900	900,353
Pentair Finance SA, Gtd. Notes	1.875	09/15/17	1,075	1,080,122
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98	1,500	1,597,848
Ryder System, Inc., Unsec’d. Notes, MTN	2.650	03/02/20	7,225	7,307,784
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000	05/15/18	1,000	1,012,500
United Rentals North America, Inc.,
Gtd. Notes(c)	5.500	07/15/25	2,375	2,405,994
Gtd. Notes(c)	6.125	06/15/23	5,346	5,603,944
Gtd. Notes	7.375	05/15/20	4,000	4,313,160
Gtd. Notes	7.625	04/15/22	19,000	20,947,500
United Technologies Corp.,
Sr. Unsec’d. Notes	4.150	05/15/45	16,960	17,074,124
Sr. Unsec’d. Notes	4.500	06/01/42	2,250	2,396,020
Waste Management, Inc.,
Gtd. Notes(c)	3.125	03/01/25	15,390	15,362,575
Gtd. Notes	4.100	03/01/45	1,495	1,448,428
WireCo WorldGroup, Inc., Gtd. Notes	9.500	05/15/17	1,000	880,000
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,650,225

				137,010,906

Chemicals 1.5%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	1,900	1,835,868
Sr. Unsec’d. Notes	4.900	06/01/43	1,370	1,451,390
Sr. Unsec’d. Notes	5.250	01/15/45	6,285	6,903,771
Sr. Unsec’d. Notes	6.125	01/15/41	1,730	2,077,628
Ashland, Inc.,
Sr. Unsec’d. Notes(c)	3.000	03/15/16	17,455	17,575,003
Sr. Unsec’d. Notes	6.875	05/15/43	7,000	7,560,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	43

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
CF Industries, Inc.,
Gtd. Notes	4.950%	06/01/43	3,565	$3,674,399
Gtd. Notes	5.375	03/15/44	6,640	7,242,892
Gtd. Notes	6.875	05/01/18	240	273,303
Gtd. Notes	7.125	05/01/20	195	234,440
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(c)	3.000	11/15/22	3,675	3,698,810
Sr. Unsec’d. Notes	4.125	11/15/21	5,320	5,751,154
Sr. Unsec’d. Notes	4.250	11/15/20	2,500	2,729,590
Sr. Unsec’d. Notes(c)	4.625	10/01/44	2,160	2,199,573
Sr. Unsec’d. Notes	5.250	11/15/41	2,235	2,443,076
Sr. Unsec’d. Notes	9.400	05/15/39	330	527,795
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	10,010	10,165,205
Sr. Unsec’d. Notes(c)	3.800	03/15/25	11,475	11,833,536
Sr. Unsec’d. Notes	4.650	10/15/44	2,120	2,181,325
Ecolab, Inc., Sr. Unsec’d. Notes	2.250	01/12/20	5,125	5,140,221
Koppers, Inc., Gtd. Notes	7.875	12/01/19	9,000	9,033,750
LYB International Finance BV (Netherlands),
Gtd. Notes	4.000	07/15/23	3,000	3,174,825
Gtd. Notes	4.875	03/15/44	3,980	4,205,861
Lyondellbasell Industries NV,
Sr. Unsec’d. Notes	4.625	02/26/55	3,600	3,469,457
Sr. Unsec’d. Notes	5.000	04/15/19	3,575	3,929,365
Sr. Unsec’d. Notes	5.750	04/15/24	1,000	1,175,972
Sr. Unsec’d. Notes	6.000	11/15/21	9,954	11,699,643
Monsanto Co.,
Sr. Unsec’d. Notes	3.950	04/15/45	4,715	4,499,034
Sr. Unsec’d. Notes	4.400	07/15/44	855	873,855
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	1,040	1,174,826
Sr. Unsec’d. Notes	5.625	11/15/43	3,455	3,991,171
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000	05/01/25	2,025	2,133,844
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	850	1,085,193
WR Grace & Co., Gtd. Notes, 144A(c)	5.125	10/01/21	2,800	2,919,000

				148,864,775

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	2,325	$2,185,500
Massachusetts Institute of Technology, Unsec’d. Notes	5.600	07/01/2111	942	1,230,108
QVC, Inc., Sr. Sec’d. Notes	5.125	07/02/22	1,700	1,788,114

				5,203,722

Electric 1.8%
AES Corp. (The), Sr. Unsec’d. Notes	5.500	04/15/25	25,000	24,687,500
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950	12/15/22	2,100	2,107,497
Calpine Corp.,
Sr. Sec’d. Notes, 144A(c)	7.875	01/15/23	7,900	8,690,000
Sr. Unsec’d. Notes(c)	5.375	01/15/23	1,600	1,614,000
Sr. Unsec’d. Notes(c)	5.750	01/15/25	1,675	1,683,459
Commonwealth Edison Co.,
First Mortgage Bonds	3.700	03/01/45	2,665	2,612,595
First Mortgage Bonds	6.450	01/15/38	690	948,737
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250	12/01/20	6,000	6,360,000
DPL, Inc., Sr. Unsec’d. Notes, 144A(c)	6.750	10/01/19	2,875	3,076,250
Duke Energy Carolinas LLC,
First Mortgage Bonds	4.250	12/15/41	1,000	1,080,893
First Ref. Mortgage	3.750	06/01/45	8,045	8,014,035
First Ref. Mortgage	4.000	09/30/42	1,025	1,050,468
Duke Energy Progress, Inc., First Mortgage Bonds	4.100	03/15/43	2,410	2,529,842
Dynegy, Inc.,
Gtd. Notes, 144A	6.750	11/01/19	20,925	21,866,625
Gtd. Notes, 144A	7.375	11/01/22	14,315	15,245,475
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	912,176
Entergy Arkansas, Inc., First Mortgage Bonds	3.050	06/01/23	1,200	1,215,397
Entergy Corp., Sr. Unsec’d. Notes	4.700	01/15/17	2,475	2,586,511
Exelon Corp., Sr. Unsec’d. Notes	4.900	06/15/15	125	125,594
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	9,995	10,153,531
Sr. Unsec’d. Notes(c)	6.200	10/01/17	750	826,810
Sr. Unsec’d. Notes	6.250	10/01/39	800	951,363
FirstEnergy Corp., Sr. Unsec’d. Notes(c)	7.375	11/15/31	2,310	2,943,134

See Notes to Financial Statements.

Prudential Total Return Bond Fund	45

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	1,175	$1,277,610
Georgia Power Co., Sr. Unsec’d. Notes	4.750	09/01/40	1,050	1,177,172
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	17,796
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	614,801
Northeast Utilities, Sr. Unsec’d. Notes	3.150	01/15/25	5,370	5,371,692
NRG Energy, Inc.,
Gtd. Notes(c)	6.250	07/15/22	7,150	7,418,125
Gtd. Notes(c)	6.625	03/15/23	5,250	5,525,625
Gtd. Notes	8.250	09/01/20	2,650	2,795,750
Oncor Electric Delivery Co. LLC, Sec’d. Notes, 144A	2.950	04/01/25	5,995	5,976,547
Sr. Sec’d. Notes	6.800	09/01/18	545	634,663
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(c)	4.300	03/15/45	2,865	3,012,229
Sr. Unsec’d. Notes	4.450	04/15/42	1,800	1,928,135
Peco Energy Co., First Ref. Mortgage	4.800	10/15/43	6,449	7,533,915
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22	4,000	4,097,824
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,959,201
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434	11/15/41	2,550	2,793,107
Southern California Edison Co., First Mortgage Bonds	2.400	02/01/22	5,165	5,147,145
Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41	725	817,787
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650	05/15/18	725	809,648

				180,190,664

Energy - Integrated 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561	11/01/21	1,615	1,708,341
Gtd. Notes	4.500	10/01/20	435	485,775
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750	11/15/39	2,950	3,551,399
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250	11/05/19	1,375	1,442,512
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375	01/26/19	9,340	7,310,418
Gtd. Notes, 144A	7.250	12/12/21	3,500	2,765,000
Gtd. Notes, RegS	5.375	01/26/19	500	391,350

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	4,023	$4,435,410
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500	11/14/22	11,600	11,685,840

				33,776,045

Energy - Other 0.9%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250	04/08/19	900	387,000
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	—(g)	10/10/36	5,000	2,050,000
Sr. Unsec’d. Notes	6.375	09/15/17	7,890	8,767,510
Sr. Unsec’d. Notes	6.450	09/15/36	50	61,784
Sr. Unsec’d. Notes	6.950	06/15/19	175	205,856
Sr. Unsec’d. Notes	7.950	06/15/39	1,600	2,281,243
California Resources Corp., Gtd. Notes(c)	6.000	11/15/24	3,775	3,567,375
Cameron International Corp., Sr. Unsec’d. Notes	5.950	06/01/41	2,775	2,982,698
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	0.648(a)	03/30/16	1,900	1,897,397
Devon Energy Corp., Sr. Unsec’d. Notes	7.950	04/15/32	2,450	3,376,267
Devon Financing Corp. LLC, Gtd. Notes	7.875	09/30/31	10,000	13,628,700
Halliburton Co., Sr. Unsec’d. Notes(c)	4.500	11/15/41	485	507,052
Kerr-McGee Corp., Gtd. Notes	6.950	07/01/24	1,060	1,328,612
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21	12,740	12,659,891
Noble Energy, Inc.,
Sr. Unsec’d. Notes(c)	3.900	11/15/24	5,950	6,091,818
Sr. Unsec’d. Notes	4.150	12/15/21	7,450	7,912,943
Sr. Unsec’d. Notes	5.250	11/15/43	360	384,982
Sr. Unsec’d. Notes	6.000	03/01/41	1,272	1,427,181
Phillips 66,
Gtd. Notes	2.950	05/01/17	795	821,974
Gtd. Notes	4.650	11/15/34	2,970	3,107,787
Gtd. Notes	4.875	11/15/44	2,830	2,972,315
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875	05/01/18	700	792,560
Precision Drilling Corp. (Canada), Gtd. Notes	6.625	11/15/20	1,000	1,007,500
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $1,721,263; purchased 03/27/12 - 07/24/12)(b)(c)(d)(f)	5.875	09/25/22	1,694	880,828

See Notes to Financial Statements.

Prudential Total Return Bond Fund	47

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Southwestern Energy Co.,
Sr. Unsec’d. Notes	3.300%	01/23/18	4,415	$4,529,499
Sr. Unsec’d. Notes	4.050	01/23/20	6,155	6,379,141

				90,009,913

Foods 1.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	8.000	11/15/39	1,880	2,854,797
Gtd. Notes	8.200	01/15/39	450	701,767
ARAMARK Services, Inc., Gtd. Notes	5.750	03/15/20	3,200	3,336,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250	10/05/16	360	393,475
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.750	05/22/24	3,150	3,205,125
Gtd. Notes, 144A	5.875	06/06/22	1,275	1,402,500
Sr. Unsec’d. Notes, 144A	3.950	05/22/23	1,425	1,376,123
Brinker International, Inc., Sr. Unsec’d. Notes	2.600	05/15/18	9,282	9,321,346
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A(c)	4.750	10/01/18	1,275	1,338,555
ConAgra Foods, Inc., Sr. Unsec’d. Notes	0.646(a)	07/21/16	2,100	2,092,201
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750	01/01/20	11,450	11,993,875
Delhaize Group SA (Belgium), Gtd. Notes	5.700	10/01/40	750	806,301
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A(c)	5.000	10/01/23	1,935	2,133,481
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250	02/05/23	800	791,760
FBG Finance Pty. Ltd. (Australia), Gtd. Notes, 144A	5.125	06/15/15	1,800	1,809,279
JBS Finance II Ltd. (Brazil),
Gtd. Notes, RegS	8.250	01/29/18	3,300	3,403,983
Gtd. Notes, 144A	8.250	01/29/18	6,285	6,483,040
JBS Investments GmbH (Brazil), Gtd. Notes, 144A(c)	7.750	10/28/20	6,730	7,295,320
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,385,675; purchased 12/07/11 - 12/08/11)(b)(f)	7.250	06/01/21	2,580	2,721,900

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA LLC/JBS USA Finance, Inc. (Brazil), (Continued)
Gtd. Notes, 144A (original cost $8,925,108; purchased 01/25/12 - 01/20/15)(b)(c)(f)	8.250%	02/01/20		8,485	$9,015,312
Sr. Unsec’d. Notes, 144A (original cost $1,526,630; purchased 07/31/14)(b)(c)(f)	5.875	07/15/24		1,544	1,574,880
JM Smucker Co. (The), Gtd. Notes, 144A	3.000	03/15/22		8,565	8,596,254
Gtd. Notes, 144A	3.500	03/15/25		3,620	3,645,235
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes	6.125	08/23/18		495	560,575
Sr. Unsec’d. Notes	6.500	02/09/40		1,910	2,402,986
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950	11/01/21		18,925	19,254,655
Sr. Unsec’d. Notes	3.300	01/15/21		9,215	9,531,821
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300	10/15/37		1,960	2,475,986
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600	06/01/44		3,437	3,513,796
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250	02/10/22		2,270	2,494,730
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625	04/14/18		1,750	1,909,687
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625	08/15/22		3,425	3,690,437
Stretford 79 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	07/15/24	GBP	1,441	1,865,534
Tyson Foods, Inc.,
Gtd. Notes(c)	5.150	08/15/44		9,690	10,825,222
Gtd. Notes	6.600	04/01/16		5,005	5,258,188
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400	10/21/18		9,205	9,403,874
Sr. Unsec’d. Notes, 144A	3.375	10/21/20		14,967	15,641,144

					175,121,144

Gaming 0.8%
Boyd Gaming Corp., Gtd. Notes(c)	9.000	07/01/20		8,405	9,077,400
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875	11/01/20		6,000	6,105,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	49

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming (cont’d.)
MGM Resorts International,
Gtd. Notes(c)	6.000%	03/15/23	8,000	$8,285,000
Gtd. Notes	6.625	07/15/15	700	705,250
Gtd. Notes(c)	6.625	12/15/21	1,875	2,006,250
Gtd. Notes(c)	8.625	02/01/19	11,937	13,742,471
MTR Gaming Group, Inc., Sec’d. Notes(c)	11.500	08/01/19	16,690	17,983,514
Pinnacle Entertainment, Inc.,
Gtd. Notes	6.375	08/01/21	3,000	3,187,500
Gtd. Notes	7.500	04/15/21	1,030	1,089,225
Gtd. Notes(c)	8.750	05/15/20	2,950	3,101,187
Scientific Games International, Inc., Gtd. Notes, 144A	10.000	12/01/22	9,000	8,347,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(c)	5.500	03/01/25	12,225	12,270,844

				85,901,141

Healthcare & Pharmaceutical 4.4%
Abbott Laboratories, Sr. Unsec’d. Notes(c)	2.950	03/15/25	17,210	17,258,859
Actavis Funding SCS,
Gtd. Notes(c)	3.800	03/15/25	6,805	6,878,331
Gtd. Notes	4.550	03/15/35	10,825	10,865,020
Gtd. Notes(c)	4.750	03/15/45	6,290	6,358,806
Actavis, Inc., Sr. Unsec’d. Notes	1.875	10/01/17	1,000	1,002,268
AmerisourceBergen Corp., Sr. Unsec’d. Notes(c)	3.250	03/01/25	3,875	3,898,498
Amgen, Inc.,
Sr. Unsec’d. Notes	4.400	05/01/45	11,625	11,452,136
Sr. Unsec’d. Notes	5.150	11/15/41	6,010	6,498,258
Sr. Unsec’d. Notes	5.375	05/15/43	7,715	8,720,558
Sr. Unsec’d. Notes	6.400	02/01/39	2,010	2,532,299
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(c)	4.000	09/18/42	1,375	1,383,929
Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45	5,750	5,670,949
Becton Dickinson and Co., Sr. Unsec’d. Notes(e)	3.734	12/15/24	8,655	8,937,179
Celgene Corp., Sr. Unsec’d. Notes	3.250	08/15/22	7,529	7,700,134
CHS/Community Health Systems, Inc.,
Gtd. Notes(c)	6.875	02/01/22	5,411	5,742,424
Gtd. Notes	7.125	07/15/20	6,000	6,435,000
Gtd. Notes(c)	8.000	11/15/19	9,127	9,674,620
Sr. Sec’d. Notes	5.125	08/15/18	2,600	2,697,500

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	6,500	$6,556,875
Covidien International Finance SA, Gtd. Notes	1.350	05/29/15	5,300	5,303,975
Eli Lilly & Co., Sr. Unsec’d. Notes(c)	2.750	06/01/25	6,045	6,002,443
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25	2,200	2,256,375
Forest Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	02/15/21	1,560	1,709,471
Sr. Unsec’d. Notes, 144A	5.000	12/15/21	4,000	4,421,884
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500	09/15/18	2,400	2,688,000
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20	20,300	20,655,250
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.500	02/01/25	6,730	6,979,831
Sr. Unsec’d. Notes	4.800	04/01/44	5,160	5,669,958
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	2,500	2,730,000
HCA, Inc.,
Gtd. Notes	7.500	02/15/22	9,250	10,822,500
Gtd. Notes	8.000	10/01/18	4,925	5,725,313
Sr. Sec’d. Notes	4.250	10/15/19	11,125	11,625,625
Sr. Sec’d. Notes	5.000	03/15/24	2,250	2,391,075
Sr. Sec’d. Notes(c)	5.250	04/15/25	10,000	10,837,500
HealthSouth Corp.,
Gtd. Notes	5.125	03/15/23	2,250	2,317,500
Gtd. Notes(c)	5.750	11/01/24	10,300	10,866,500
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/01/23	3,425	3,480,656
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000	01/15/20	8,575	9,250,710
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.625	02/01/20	1,970	1,985,941
Sr. Unsec’d. Notes	3.200	02/01/22	9,220	9,288,901
Sr. Unsec’d. Notes	4.625	11/15/20	6,355	6,947,585
LifePoint Hospitals, Inc., Gtd. Notes	6.625	10/01/20	6,830	7,154,425
McKesson Corp., Sr. Unsec’d. Notes	6.000	03/01/41	4,550	5,807,006
MedAssets, Inc., Gtd. Notes	8.000	11/15/18	1,800	1,876,500
Medtronic, Inc.,
Gtd. Notes, 144A	3.500	03/15/25	18,525	19,156,573

See Notes to Financial Statements.

Prudential Total Return Bond Fund	51

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Medtronic, Inc., (Continued)
Gtd. Notes, 144A	4.375%	03/15/35	10,295	$10,877,275
Gtd. Notes, 144A	4.625	03/15/45	4,220	4,545,463
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	675	635,196
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.750	02/10/25	17,235	17,072,836
Sr. Unsec’d. Notes	4.150	05/18/43	5,525	5,739,260
Mylan, Inc., Gtd. Notes	2.600	06/24/18	2,800	2,844,755
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	2,625	2,515,490
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	2,310	2,565,047
Pfizer, Inc., Sr. Unsec’d. Notes	4.300	06/15/43	2,275	2,357,901
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.500	03/30/20	9,855	9,867,003
Sr. Unsec’d. Notes(c)	3.500	03/30/25	13,980	13,856,948
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24	1,390	1,451,831
Select Medical Corp., Gtd. Notes	6.375	06/01/21	12,000	11,947,200
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(c)	5.500	03/01/19	9,600	9,660,000
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Israel), Gtd. Notes	3.000	06/15/15	1,300	1,303,510
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650	11/10/21	1,400	1,458,729
Texas Health Resources, Sr. Unsec’d. Notes	4.330	11/15/55	3,450	3,430,138
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.500	03/01/23	2,250	2,278,125
Gtd. Notes, 144A	6.750	08/15/18	7,300	7,728,875
Gtd. Notes, 144A	6.750	08/15/21	1,275	1,335,563
Gtd. Notes, 144A	7.500	07/15/21	3,000	3,255,000
Sr. Unsec’d. Notes, 144A	6.125	04/15/25	6,375	6,578,203
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes	2.000	04/01/18	10,880	10,977,061
Sr. Unsec’d. Notes	2.700	04/01/20	7,750	7,826,020
Zoetis, Inc., Sr. Unsec’d. Notes	4.700	02/01/43	395	399,186

				450,721,755

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes(c)	3.500%	11/15/24	13,900	$14,304,990
Sr. Unsec’d. Notes	4.125	11/15/42	1,775	1,799,452
Sr. Unsec’d. Notes	4.500	05/15/42	1,150	1,239,392
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	7,290,885
Cigna Corp.,
Sr. Unsec’d. Notes	3.250	04/15/25	23,430	23,495,698
Sr. Unsec’d. Notes	4.000	02/15/22	1,000	1,080,691
Sr. Unsec’d. Notes	5.375	03/15/17	965	1,038,024
Sr. Unsec’d. Notes	5.375	02/15/42	2,225	2,686,443
Sr. Unsec’d. Notes	5.875	03/15/41	905	1,149,279
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	5.450	06/15/21	500	580,861
Sr. Unsec’d. Notes	5.950	03/15/17	1,775	1,930,442
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	3,375	3,436,634
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.950	10/15/42	625	619,739
Sr. Unsec’d. Notes	4.375	03/15/42	3,380	3,562,081
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	1,874,666
Sr. Unsec’d. Notes	5.700	10/15/40	185	232,655
Sr. Unsec’d. Notes	5.800	03/15/36	130	163,298
Sr. Unsec’d. Notes	5.950	02/15/41	490	629,631
Sr. Unsec’d. Notes	6.625	11/15/37	475	648,494
WellPoint, Inc., Sr. Unsec’d. Notes	4.650	01/15/43	1,855	1,940,692

				69,704,047

Insurance 2.1%
ACE INA Holdings, Inc., Gtd. Notes	3.150	03/15/25	7,260	7,385,881
Allied World Assurance Co. Holdings Ltd.,
Gtd. Notes	5.500	11/15/20	240	270,577
Gtd. Notes	7.500	08/01/16	890	956,147
American International Group, Inc.,
Sr. Unsec’d. Notes	3.875	01/15/35	9,075	8,835,583
Sr. Unsec’d. Notes	4.500	07/16/44	6,135	6,350,578
Sr. Unsec’d. Notes	4.875	06/01/22	280	315,585
Sr. Unsec’d. Notes	5.050	10/01/15	200	203,552
Sr. Unsec’d. Notes	6.400	12/15/20	9,785	11,741,129
Sr. Unsec’d. Notes, MTN	5.850	01/16/18	4,560	5,080,542
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	2,250	2,465,744

See Notes to Financial Statements.

Prudential Total Return Bond Fund	53

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(c)	4.500%	02/11/43	4,290	$4,727,271
Chubb Corp. (The), Jr. Sub. Notes	6.375(a)	03/29/67	650	689,000
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100(a)	12/29/49	2,135	2,337,825
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000	07/15/34	525	643,152
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43	480	482,272
Sr. Unsec’d. Notes	5.125	04/15/22	1,200	1,356,908
Sr. Unsec’d. Notes	5.950	10/15/36	755	928,259
Sr. Unsec’d. Notes	6.100	10/01/41	995	1,261,099
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.850	08/01/44	6,650	6,925,536
Gtd. Notes, 144A	4.950	05/01/22	1,325	1,458,213
Gtd. Notes, 144A	5.000	06/01/21	350	389,149
Gtd. Notes, 144A	6.500	05/01/42	5,155	6,337,186
Sr. Unsec’d. Notes, 144A	6.500	03/15/35	1,190	1,457,383
Lincoln National Corp.,
Jr. Sub. Notes(c)	6.050(a)	04/20/67	940	897,700
Sr. Unsec’d. Notes	3.350	03/09/25	8,115	8,131,100
Sr. Unsec’d. Notes	4.200	03/15/22	865	930,592
Sr. Unsec’d. Notes	6.150	04/07/36	3,440	4,198,369
Sr. Unsec’d. Notes	6.300	10/09/37	4,015	5,048,228
Sr. Unsec’d. Notes	7.000	06/15/40	6,530	8,836,239
Sr. Unsec’d. Notes	8.750	07/01/19	800	1,003,608
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22	2,750	3,019,855
Sr. Unsec’d. Notes	5.000	03/30/43	300	314,343
Sr. Unsec’d. Notes	7.125	09/30/19	6,680	7,908,913
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A	5.375	12/01/41	1,645	1,917,437
Sub. Notes, 144A	8.875	06/01/39	550	868,847
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875	12/15/37	759	1,005,675
MetLife, Inc.,
Sr. Unsec’d. Notes	4.368	09/15/23	3,300	3,640,204
Sr. Unsec’d. Notes	4.875	11/13/43	8,995	10,209,082
Sr. Unsec’d. Notes	5.700	06/15/35	1,090	1,359,799
Sr. Unsec’d. Notes	7.717	02/15/19	2,750	3,320,003

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	1.700%	06/29/15	2,000	$2,004,434
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	13,080	13,048,673
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100(a)	10/16/44	7,870	8,597,975
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	979	1,251,693
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375	04/30/20	360	416,648
Principal Financial Group, Inc.,
Gtd. Notes	4.350	05/15/43	3,100	3,129,772
Gtd. Notes	4.625	09/15/42	275	287,436
Progressive Corp. (The),
Jr. Sub. Notes	6.700(a)	06/15/37	365	383,478
Sr. Unsec’d. Notes	3.700	01/26/45	10,070	9,579,490
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250	12/06/42	5,235	5,385,161
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A (original cost $8,879,307; purchased 09/15/14 - 01/14/15)(b)(f)	4.900	09/15/44	8,119	8,896,849
Sub. Notes, 144A (original cost $828,946; purchased 12/11/09)(b)(f)	6.850	12/16/39	830	1,119,850
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $15,918,750; purchased 02/12/15 - 03/10/15)(b)(f)	2.950	11/01/19	15,630	15,965,170
Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	225	256,038
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	2,675	2,888,452
Sr. Unsec’d. Notes	5.375	09/15/20	2,235	2,514,516
Willis Group Holdings PLC, Gtd. Notes	4.125	03/15/16	630	644,844
XL Group PLC (Ireland), Jr. Sub. Notes	6.500(a)	12/31/49	260	228,800

				211,807,844

Lodging 0.4%
Hilton Worldwide Finance LLC, Gtd. Notes	5.625	10/15/21	5,000	5,275,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	55

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000%	03/01/19	15,770	$16,246,301
Sr. Unsec’d. Notes	6.375	06/15/17	6,055	6,638,430
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150	12/01/19	4,840	5,672,272
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes	2.500	03/01/18	1,375	1,382,296
Sr. Unsec’d. Notes	2.950	03/01/17	5,370	5,487,479
Sr. Unsec’d. Notes	5.625	03/01/21	980	1,094,102

				41,795,880

Media & Entertainment 1.1%
21st Century Fox America, Inc.,
Gtd. Notes	4.500	02/15/21	4,122	4,559,855
Gtd. Notes	6.150	03/01/37	2,325	2,850,557
Gtd. Notes	6.150	02/15/41	2,445	3,034,675
Gtd. Notes	6.900	08/15/39	160	214,305
Gtd. Notes	7.625	11/30/28	550	745,361
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20	9,716	10,566,150
AMC Networks, Inc., Gtd. Notes	7.750	07/15/21	5,685	6,196,650
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A	2.625	09/16/19	1,900	1,926,051
Gtd. Notes, 144A	6.100	02/15/18	90	100,013
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,561,250; purchased 08/04/14)(b)(f)	7.500	08/15/19	3,500	3,552,500
Carnival Corp., Gtd. Notes	1.200	02/05/16	3,025	3,030,590
CBS Corp., Gtd. Notes	1.950	07/01/17	1,950	1,969,855
Cinemark USA, Inc.,
Gtd. Notes	4.875	06/01/23	16,919	17,108,493
Gtd. Notes	5.125	12/15/22	5,350	5,530,295
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22	803	841,143
Gtd. Notes(c)	6.500	11/15/22	2,172	2,296,890
Gannett Co., Inc., Gtd. Notes, 144A	4.875	09/15/21	1,600	1,644,000
Historic TW, Inc., Gtd. Notes	6.625	05/15/29	1,198	1,518,862
Liberty Interactive LLC, Sr. Unsec’d. Notes(c)	8.250	02/01/30	5,000	5,537,500

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Myriad International Holdings BV (South Africa),
Gtd. Notes, RegS	6.375%	07/28/17	2,000	$2,157,500
Gtd. Notes, 144A	6.000	07/18/20	2,520	2,784,600
Gtd. Notes, 144A	6.375	07/28/17	3,200	3,452,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $5,118,750; purchased 09/22/14)(b)(f)	5.000	08/01/18	5,000	5,162,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600	08/15/16	1,800	1,939,500
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625	08/01/24	4,837	4,921,647
Time Warner, Inc., Gtd. Notes	6.200	03/15/40	2,600	3,156,972
Univision Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $10,847,125; purchased 04/13/15)(b)(f)	5.125	02/15/25	10,700	10,780,250
Viacom, Inc.,
Sr. Unsec’d. Notes	4.500	02/27/42	1,851	1,691,899
Sr. Unsec’d. Notes(c)	4.875	06/15/43	380	366,971

				109,637,584

Metals 0.7%
Alcoa, Inc., Sr. Unsec’d. Notes(c)	5.125	10/01/24	7,515	8,100,591
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	1.225(a)	04/15/16	2,000	1,998,874
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes	4.500	08/05/15	3,100	3,115,500
Sr. Unsec’d. Notes	6.125	06/01/18	3,300	3,522,750
Sr. Unsec’d. Notes(c)	7.000	02/25/22	2,400	2,607,000
Berau Capital Resources (Indonesia), Sr. Sec’d. Notes, RegS	12.500	07/08/15	3,760	2,045,440
CITIC Pacific Ltd. (China),
Sr. Unsec’d. Notes, RegS	6.800	01/17/23	4,221	4,977,699
Sr. Unsec’d. Notes, RegS, EMTN	6.875	01/21/18	3,430	3,809,118
EVRAZ Group SA (Russia),
Sr. Unsec’d. Notes, RegS	6.750	04/27/18	1,000	945,000
Sr. Unsec’d. Notes, RegS(c)	7.400	04/24/17	1,000	980,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	57

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	6.875%	02/01/18	978	$1,012,000
Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A	5.750	01/30/21	200	208,500
Glencore Finance Canada Ltd. (Canada),
Gtd. Notes, 144A	2.050	10/23/15	3,975	3,990,105
Gtd. Notes, 144A	2.700	10/25/17	4,200	4,268,725
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	2,405	2,439,262
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.000	04/15/20	5,000	5,212,500
Sr. Unsec’d. Notes, 144A(c)	6.250	11/15/22	2,950	2,920,500
Newmont Mining Corp., Gtd. Notes	6.250	10/01/39	85	85,092
Peabody Energy Corp., Gtd. Notes(c)	6.000	11/15/18	3,625	2,856,953
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes(c)	5.875	04/23/45	10,000	9,833,000
Sr. Unsec’d. Notes	6.750	04/16/40	2,750	2,970,014
Sr. Unsec’d. Notes	7.500	07/27/35	2,055	2,360,167
Teck Resources Ltd. (Canada), Gtd. Notes	6.250	07/15/41	615	569,532
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, RegS(c)	6.750	06/07/16	2,446	2,503,970

				73,332,292

Non-Captive Finance 1.1%
CIT Group, Inc.,
Sr. Unsec’d. Notes	4.250	08/15/17	1,200	1,221,000
Sr. Unsec’d. Notes	5.000	05/15/17	5,750	5,951,250
Sr. Unsec’d. Notes(c)	5.000	08/15/22	3,650	3,759,500
Sr. Unsec’d. Notes, 144A(c)	5.500	02/15/19	11,000	11,508,750
Sr. Unsec’d. Notes, 144A	6.625	04/01/18	5,000	5,362,500
General Electric Capital Corp.,
Sr. Unsec’d. Notes, GMTN	2.200	01/09/20	14,690	14,887,698
Sr. Unsec’d. Notes, GMTN(e)	6.875	01/10/39	9,493	13,755,452
Sr. Unsec’d. Notes, MTN(e)	5.875	01/14/38	3,164	4,110,039
Sub. Notes	5.300	02/11/21	545	631,128
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911(a)	11/30/35	900	915,930
HSBC Finance Corp., Sub. Notes	6.676	01/15/21	145	171,100
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	7.125	09/01/18	1,900	2,151,750
Sr. Unsec’d. Notes	5.750	05/15/16	575	594,406

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
International Lease Finance Corp., (Continued)
Sr. Unsec’d. Notes	6.250%	05/15/19		700	$773,500
Sr. Unsec’d. Notes	8.750	03/15/17		18,530	20,588,683
Navient Corp.,
Sr. Unsec’d. Notes, MTN	3.875	09/10/15		1,750	1,761,375
Sr. Unsec’d. Notes, MTN	4.625	09/25/17		11,150	11,345,125
Sr. Unsec’d. Notes, MTN	6.000	01/25/17		1,250	1,309,375
Sr. Unsec’d. Notes, MTN	6.250	01/25/16		630	648,900
Sr. Unsec’d. Notes, MTN	8.450	06/15/18		5,400	6,024,780
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(b)	0.989(a)	07/03/33		133	119,979
Springleaf Finance Corp.,
Gtd. Notes	5.400	12/01/15		100	101,500
Gtd. Notes, MTN	6.900	12/15/17		500	531,250

					108,224,970

Packaging 0.1%
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, MTN	7.375	07/15/21	EUR	730	964,044
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		1,225	1,375,062
Sealed Air Corp., Gtd. Notes, 144A	8.375	09/15/21		3,000	3,382,500

					5,721,606

Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)(b)(f)	7.375	12/01/25		3,697	4,872,583
International Paper Co.,
Sr. Unsec’d. Notes	4.800	06/15/44		6,940	6,971,223
Sr. Unsec’d. Notes	5.250	04/01/16		3,600	3,737,635
Sr. Unsec’d. Notes	6.000	11/15/41		2,290	2,632,039
Sr. Unsec’d. Notes	7.300	11/15/39		1,075	1,396,496
Sr. Unsec’d. Notes	9.375	05/15/19		2,225	2,808,348
Rock-Tenn Co.,
Gtd. Notes	4.450	03/01/19		1,140	1,220,835
Gtd. Notes	4.900	03/01/22		1,700	1,862,060

					25,501,219

See Notes to Financial Statements.

Prudential Total Return Bond Fund	59

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other 0.8%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	2,700	$2,851,065
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000	05/20/22	2,480	2,656,080
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	1,130	1,387,663
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A(c)	4.750	09/30/21	5,050	4,815,503
Sr. Unsec’d. Notes, 144A(c)	5.350	03/15/20	9,750	9,645,753
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(c)	4.800	11/01/43	250	272,135
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650	06/01/21	510	547,806
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $2,731,647; purchased 07/17/14 - 07/22/14)(b)(f)	6.375	03/30/38	2,611	2,754,492
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500	04/01/20	2,009	2,322,243
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,526,822
Sr. Unsec’d. Notes	4.200	03/15/45	1,180	1,130,369
Sr. Unsec’d. Notes	4.250	02/01/21	5,500	5,903,991
NiSource Finance Corp.,
Gtd. Notes	4.800	02/15/44	3,865	4,259,609
Gtd. Notes	5.450	09/15/20	355	407,369
ONEOK Partners LP, Gtd. Notes	2.000	10/01/17	1,250	1,250,903
Sempra Energy,
Sr. Unsec’d. Notes	2.300	04/01/17	2,060	2,101,455
Sr. Unsec’d. Notes	2.400	03/15/20	9,090	9,150,285
Sr. Unsec’d. Notes	6.500	06/01/16	750	795,060
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350	05/15/45	2,105	2,152,125
Western Gas Partners LP,
Sr. Unsec’d. Notes	4.000	07/01/22	700	706,487
Sr. Unsec’d. Notes	5.450	04/01/44	875	925,990
Williams Partners LP,
Sr. Unsec’d. Notes(c)	3.900	01/15/25	13,915	13,709,044
Sr. Unsec’d. Notes	4.000	11/15/21	1,475	1,526,997
Sr. Unsec’d. Notes(c)	4.000	09/15/25	10,325	10,181,462
Sr. Unsec’d. Notes	4.900	01/15/45	75	69,994

				83,050,702

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Railroads 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.150%	04/01/45	15,435	$15,563,188
Sr. Unsec’d. Notes(c)	4.375	09/01/42	3,425	3,498,096
Sr. Unsec’d. Notes	4.550	09/01/44	2,310	2,428,092
CSX Corp., Sr. Unsec’d. Notes	6.250	03/15/18	1,600	1,813,777
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20	3,700	4,909,419
Union Pacific Corp., Sr. Unsec’d. Notes	6.250	05/01/34	1,800	2,350,721

				30,563,293

Real Estate Investment Trusts 0.7%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	2,330	2,404,816
Digital Realty Trust LP, Gtd. Notes(c)	4.500	07/15/15	4,700	4,711,210
Felcor Lodging LP, Sr. Sec’d. Notes	6.750	06/01/19	12,775	13,238,094
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17	1,225	1,235,098
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500	05/01/24	5,025	5,376,750
Realty Income Corp., Sr. Unsec’d. Notes	5.500	11/15/15	1,830	1,872,983
Regency Centers LP, Gtd. Notes	5.875	06/15/17	3,350	3,649,862
Select Income Reit, Sr. Unsec’d. Notes	2.850	02/01/18	4,615	4,668,825
Simon Property Group LP,
Sr. Unsec’d. Notes	2.800	01/30/17	245	251,620
Sr. Unsec’d. Notes	3.375	03/15/22	350	362,041
Sr. Unsec’d. Notes	10.350	04/01/19	600	773,743
Sr. Unsec’d. Notes, 144A	1.500	02/01/18	6,250	6,259,000
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS	5.250	12/15/24	2,000	2,120,000
Sr. Unsec’d. Notes, 144A	5.250	12/15/24	2,830	2,999,800
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.000	04/30/19	17,000	18,121,949

				68,045,791

Retailers 1.1%
Autozone, Inc.,
Sr. Unsec’d. Notes	3.250	04/15/25	20,235	20,013,063
Sr. Unsec’d. Notes	6.950	06/15/16	1,100	1,171,705
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750	02/15/20	14,290	14,236,070

See Notes to Financial Statements.

Prudential Total Return Bond Fund	61

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	2.750%	12/01/22		10,067	$10,096,416
Sr. Unsec’d. Notes(c)	5.300	12/05/43		6,640	7,935,617
Dollar General Corp., Gtd. Notes	4.125	07/15/17		13,558	14,236,578
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20		6,555	6,829,169
Family Tree Escrow LLC, Sec’d. Notes, 144A	5.250	03/01/20		2,500	2,618,750
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200	04/01/43		955	1,010,306
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22		6,325	6,941,687
Gtd. Notes(c)	5.625	10/15/23		3,225	3,601,922
Gtd. Notes	7.000	05/01/20		4,000	4,620,000
Gtd. Notes	8.500	06/15/19		2,350	2,831,750
Sr. Unsec’d. Notes	6.900	07/15/17		1,900	2,092,375
Macy’s Retail Holdings, Inc.,
Gtd. Notes	3.875	01/15/22		475	503,757
Gtd. Notes	7.450	07/15/17		2,000	2,250,268
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(c)	8.000	10/15/21		3,750	4,021,875
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.302(a)	08/01/19	EUR	3,275	3,695,724
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes	5.625	04/15/41		525	660,877
Sr. Unsec’d. Notes	6.500	08/15/37		3,400	4,654,202

					114,022,111

Technology 3.4%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A	6.750	11/15/20		17,714	19,086,835
Gtd. Notes, 144A	8.875	01/01/20		9,725	10,721,813
Apple, Inc.,
Sr. Unsec’d. Notes(c)(e)	2.150	02/09/22		29,210	28,712,232
Sr. Unsec’d. Notes	2.850	05/06/21		400	414,028
Audatex North America, Inc., Gtd. Notes, 144A	6.000	06/15/21		4,000	4,131,240
Brightstar Corp.,
Gtd. Notes, 144A (original cost $2,126,719; purchased 08/06/14)(b)(f)	9.500	12/01/16		2,000	2,082,500
Sr. Unsec’d. Notes, 144A (original cost $3,684,750; purchased 08/05/14)(b)(f)	7.250	08/01/18		3,400	3,616,750

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.500%	12/01/24	9,600	$10,204,800
Gtd. Notes(c)	6.000	08/15/22	3,000	3,232,500
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625	06/01/20	20,550	21,039,090
CommScope, Inc., Gtd. Notes, 144A(c)	5.000	06/15/21	1,550	1,550,000
CoreLogic, Inc., Gtd. Notes	7.250	06/01/21	2,000	2,132,500
First Data Corp.,
Gtd. Notes	11.250	01/15/21	4,000	4,500,000
Gtd. Notes	12.625	01/15/21	36,336	42,894,648
Sr. Sec’d. Notes, 144A	7.375	06/15/19	6,250	6,492,188
Sr. Sec’d. Notes, 144A	8.875	08/15/20	5,000	5,287,500
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000	01/15/22	20,053	21,667,266
Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,712,312
Infor US, Inc.,
Gtd. Notes (original cost $2,858,405; purchased 03/31/15)(b)(f)	11.500	07/15/18	2,643	2,857,744
Sr. Unsec’d. Notes, 144A (original cost $7,208,625; purchased 04/09/15)(b)(f)	6.500	05/15/22	7,050	7,243,875
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes(c)	4.700	09/15/22	2,900	3,008,750
Sr. Unsec’d. Notes	5.625	12/15/20	4,700	5,123,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/26	3,650	3,604,375
Microsoft Corp.,
Sr. Unsec’d. Notes	2.375	02/12/22	19,375	19,341,152
Sr. Unsec’d. Notes	2.700	02/12/25	8,650	8,539,211
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.750	06/01/18	12,775	13,126,312
Gtd. Notes, 144A	5.750	02/15/21	2,500	2,656,250
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	05/15/25	52,640	52,116,600
Sr. Unsec’d. Notes	4.300	07/08/34	3,265	3,392,534
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A(c)	5.000	10/01/25	8,275	8,543,938
Gtd. Notes, 144A(c)	5.625	11/01/24	4,000	4,270,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	63

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
SunGard Data Systems, Inc.,
Gtd. Notes	7.375%	11/15/18		2,000	$2,080,000
Gtd. Notes(c)	7.625	11/15/20		11,625	12,293,438
Xerox Corp., Sr. Unsec’d. Notes	2.950	03/15/17		6,100	6,270,989

					344,946,370

Telecommunications 2.6%
AT&T, Inc.,
Sr. Unsec’d. Notes	0.693(a)	03/30/17		1,300	1,297,695
Sr. Unsec’d. Notes	3.400	05/15/25		39,515	39,097,603
Sr. Unsec’d. Notes	4.500	05/15/35		4,295	4,205,690
Sr. Unsec’d. Notes	4.750	05/15/46		5,710	5,582,302
Sr. Unsec’d. Notes(c)	4.800	06/15/44		3,735	3,682,516
Sr. Unsec’d. Notes	5.350	09/01/40		3,700	3,889,647
Sr. Unsec’d. Notes	5.500	02/01/18		4,500	4,956,390
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A	5.125	03/11/23		5,751	6,228,529
Gtd. Notes, 144A	5.350	05/20/24		2,240	2,471,997
Sr. Unsec’d. Notes	5.125	03/11/23		1,955	2,118,242
Sr. Unsec’d. Notes	5.350	05/20/24		1,400	1,544,998
CenturyLink, Inc., Sr. Unsec’d. Notes	7.600	09/15/39		235	235,000
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750	12/01/16		8,150	9,718,875
Crown Castle International Corp., Sr. Unsec’d. Notes(c)	4.875	04/15/22		14,000	14,603,750
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, RegS	8.250	09/30/20		1,800	1,856,520
Sr. Unsec’d. Notes, 144A	8.250	09/30/20		2,450	2,526,930
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		7,090	6,987,195
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	2,150	2,718,817
Sr. Sec’d. Notes, 144A	11.625	01/31/20		6,330	7,086,435
Sr. Unsec’d. Notes, RegS	11.625	01/31/20		560	626,920
Embarq Corp.,
Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11 - 05/11/11)(b)(f)	7.082	06/01/16		2,890	3,049,054
Sr. Unsec’d. Notes (original cost $933,871; purchased 08/17/12)(b)(f)	7.995	06/01/36		865	1,020,700

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/19	1,681	$1,680,798
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375	07/29/20	6,045	6,301,912
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250	04/01/19	3,300	3,419,625
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755	11/11/24	4,995	5,133,162
Qwest Capital Funding, Inc., Gtd. Notes	6.500	11/15/18	5,000	5,425,000
SoftBank Corp. (Japan), Gtd. Notes, 144A(c)	4.500	04/15/20	2,500	2,559,375
Sprint Capital Corp., Gtd. Notes	6.900	05/01/19	11,252	11,587,647
Sprint Communications, Inc.,
Gtd. Notes, 144A	9.000	11/15/18	2,450	2,787,634
Sr. Unsec’d. Notes	9.125	03/01/17	700	764,750
Sprint Corp., Gtd. Notes	7.875	09/15/23	3,000	3,011,250
Sprint Nextel Corp., Sr. Unsec’d. Notes(c)	7.000	08/15/20	3,450	3,501,750
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18	835	847,525
Telefonica Emisiones SAU (Spain), Gtd. Notes	0.915(a)	06/23/17	1,000	997,618
Telstra Corp., Ltd. (Australia), Sr. Unsec’d. Notes, 144A(c)	3.125	04/07/25	10,565	10,617,033
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.664(a)	06/09/17	1,900	1,897,935
Sr. Unsec’d. Notes	0.700	11/02/15	2,400	2,399,858
Sr. Unsec’d. Notes	1.801(a)	09/15/16	1,000	1,015,242
Sr. Unsec’d. Notes	2.021(a)	09/14/18	200	207,732
Sr. Unsec’d. Notes	2.500	09/15/16	1,500	1,531,399
Sr. Unsec’d. Notes(c)	3.500	11/01/24	24,595	24,885,000
Sr. Unsec’d. Notes	4.750	11/01/41	635	633,032
Sr. Unsec’d. Notes	4.862	08/21/46	7,149	7,207,522
Sr. Unsec’d. Notes	5.012	08/21/54	14,933	14,745,546
Sr. Unsec’d. Notes	6.000	04/01/41	930	1,095,072
Sr. Unsec’d. Notes, 144A	4.522	09/15/48	5,708	5,403,558
Sr. Unsec’d. Notes, 144A(c)	4.672	03/15/55	19,238	18,007,461
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125	04/30/18	1,165	1,230,240
Sr. Unsec’d. Notes, 144A	9.125	04/30/18	200	211,200

				264,611,681

See Notes to Financial Statements.

Prudential Total Return Bond Fund	65

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Tobacco 0.2%
Altria Group, Inc.,
Gtd. Notes	2.850%	08/09/22		6,925	$6,890,687
Gtd. Notes	9.950	11/10/38		1,086	1,844,270
Gtd. Notes	10.200	02/06/39		303	526,217
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18		5,625	5,652,799
Lorillard Tobacco Co.,
Gtd. Notes(c)	2.300	08/21/17		2,075	2,100,157
Gtd. Notes	3.500	08/04/16		340	349,143
Gtd. Notes	8.125	06/23/19		305	372,462
Reynolds American, Inc., Gtd. Notes	6.750	06/15/17		2,375	2,624,294

					20,360,029

TOTAL CORPORATE BONDS (cost $4,684,521,303)					4,737,446,325

COVERED BONDS 0.3%
Bank of Montreal (Canada), Covered Notes, 144A	2.850	06/09/15		2,567	2,573,212
Korea Housing Finance Corp. (South Korea), Covered Notes, 144A	4.125	12/15/15		1,950	1,988,392
Toronto-Dominion Bank (The) (Canada),
Covered Notes, 144A	1.950	04/02/20		17,000	16,989,851
Covered Notes, 144A	2.200	07/29/15		4,200	4,216,842
Westpac Banking Corp. (Australia), Covered Notes, 144A	2.000	05/21/19		7,605	7,680,578

TOTAL COVERED BONDS (cost $33,357,772)					33,448,875

FOREIGN AGENCIES 3.5%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	2.500	07/15/15		50	50,215
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	25,000	1,292,571
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500	06/22/21	ZAR	84,000	4,302,085
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, RegS	0.500	06/07/22	ZAR	286,000	12,392,368
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	1.250	03/12/18		20,000	20,062,500

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN AGENCIES (Continued)
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24		2,940	$3,036,123
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23		3,642	3,526,676
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24		2,450	2,638,650
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd., GMTN	2.875	09/19/24		10,000	10,375,280
Gov’t. Gtd., INTL	4.250	06/09/15		1,300	1,304,919
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	6.850	07/02/37		2,000	2,249,520
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes(c)	4.125	01/16/25		675	649,485
Sr. Unsec’d. Notes	5.875	05/28/45		1,300	1,246,375
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375	11/04/16		4,650	4,825,677
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes	1.250	11/20/15		500	501,145
Sr. Unsec’d. Notes	2.875	01/21/25		9,500	9,467,139
Sr. Unsec’d. Notes, EMTN	6.350	03/28/17	MXN	20,000	1,329,944
Sr. Unsec’d. Notes, MTN	0.500	01/25/17	TRY	800	249,899
Sr. Unsec’d. Notes, RegS	2.720	09/08/15	HKD	3,000	389,653
Sr. Unsec’d. Notes, RegS	3.990	09/13/16	MXN	20,000	1,287,316
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS	9.250	04/23/19		4,400	4,881,800
Sr. Unsec’d. Notes, 144A	4.300	11/12/15		3,000	3,003,750
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		4,227	4,239,546
Sr. Unsec’d. Notes, 144A	9.250	04/23/19		2,000	2,219,000
Instituto de Credito Oficial (Spain),
Gov’t. Gtd., RegS	1.125	04/01/16		5,000	5,005,690
Gov’t. Gtd., RegS, GMTN	1.875	12/15/17	GBP	1,250	1,927,441
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd.	1.750	05/29/19		7,400	7,459,326
Gov’t. Gtd.	2.125	02/10/25		15,000	14,800,380
Gov’t. Gtd.	2.500	01/21/16		200	202,778
Gov’t. Gtd.	2.625	12/15/20	GBP	1,000	1,599,030
Gov’t. Gtd.	5.250	03/23/16		800	832,800
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	2.000	04/21/22		10,000	9,828,105
Sr. Unsec’d. Notes, 144A	2.375	02/13/25		47,000	46,366,717
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS	7.000	05/05/20		1,060	1,154,340

See Notes to Financial Statements.

Prudential Total Return Bond Fund	67

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN AGENCIES (Continued)
KazMunayGas National Co. JSC (Kazakhstan), (Continued)
Sr. Unsec’d. Notes, RegS	9.125%	07/02/18		1,300	$1,469,650
Sr. Unsec’d. Notes, 144A	7.000	05/05/20		1,410	1,535,490
Sr. Unsec’d. Notes, MTN, 144A	9.125	07/02/18		14,790	16,742,428
KFW (Germany), Sr. Unsec’d. Notes, EMTN	4.870	06/18/15	AUD	18,000	14,284,649
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	2.125	04/23/25		5,000	4,908,410
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes	0.430	01/29/16	JPY	100,000	838,572
Sr. Unsec’d. Notes	3.000	03/17/19		2,000	2,078,420
Sr. Unsec’d. Notes	3.500	08/22/17		2,000	2,086,900
Sr. Unsec’d. Notes	4.375	08/10/15		765	772,263
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625	11/16/21		1,550	1,751,099
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, RegS	4.750	07/13/21		1,000	1,123,804
Sr. Unsec’d. Notes, 144A	3.000	09/19/22		1,620	1,653,647
Sr. Unsec’d. Notes, 144A	4.750	07/13/21		2,125	2,388,084
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS	7.750	10/17/16		5,945	6,435,462
Gtd. Notes, RegS	7.750	01/20/20		10,015	11,756,809
Majapahit Holding BV (Netherlands), Gtd. Notes	8.000	08/07/19		3,195	3,742,303
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250	06/28/17		9,060	9,920,700
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd.	2.000	06/03/16		1,136	1,155,112
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	5.625	05/20/43		2,155	2,082,377
Petrobras Global Finance BV (Netherlands),
Gtd. Notes	2.000	05/20/16		10,361	10,153,780
Petrobras Global Finance BV (Brazil),
Gtd. Notes	3.151(a)	03/17/20		500	467,500
Gtd. Notes	3.250	03/17/17		800	785,114
Gtd. Notes	3.875	01/27/16		200	200,324
Gtd. Notes	6.250	03/17/24		200	198,720
Petrobras International Finance Co. (Brazil),
Gtd. Notes(c)	5.375	01/27/21		2,675	2,567,465
Petroleos Mexicanos (Mexico),
Gtd. Notes, RegS	6.375	08/05/16	EUR	705	848,818
Gtd. Notes, 144A(c)	5.500	06/27/44		1,500	1,479,750
Gtd. Notes, 144A(c)	5.625	01/23/46		5,575	5,586,707

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN AGENCIES (Continued)
Petroleos Mexicanos (Mexico), (Continued)
Gtd. Notes	3.500%	01/30/23		2,675	$2,584,719
Gtd. Notes	4.875	01/24/22		1,925	2,035,688
Gtd. Notes	5.500	01/21/21		16,800	18,438,000
Gtd. Notes	5.500	06/27/44		6,545	6,456,642
Gtd. Notes	8.000	05/03/19		2,055	2,457,780
Gtd. Notes, EMTN	5.500	01/09/17	EUR	734	888,129
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd.	8.400	12/15/16		521	578,310
Gov’t. Gtd., RegS	7.390	12/02/24		4,150	5,592,125
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20		10,200	10,120,705
State Bank of India (India), Sr. Unsec’d. Notes, RegS, EMTN	4.500	11/30/15	EUR	3,816	4,374,138
Statoil ASA (Norway), Gtd. Notes	0.716(a)	11/08/18		2,300	2,299,993
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875	05/29/18		2,075	2,080,188

TOTAL FOREIGN AGENCIES (cost $353,921,237)					351,619,017

MUNICIPAL BONDS 1.4%

California 0.6%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49		3,755	5,256,399
Revenue Bonds	6.907	10/01/50		525	759,728
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111		1,130	1,181,936
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds	7.618	08/01/40		4,300	6,165,555
Los Angeles Department of Airports, BABs, Taxable, Revenue Bonds	6.582	05/15/39		5,045	6,599,213
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716	07/01/39		8,475	10,625,362
BABs, Revenue Bonds	6.008	07/01/39		6,200	7,826,446
State of California,
GO Unlimited, BABs	7.300	10/01/39		835	1,223,091
GO, BABs	7.550	04/01/39		1,600	2,465,952
GO, BABs	7.600	11/01/40		2,320	3,632,262
GO, BABs	7.625	03/01/40		275	421,399

See Notes to Financial Statements.

Prudential Total Return Bond Fund	69

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

California (cont’d.)
University of California, BABs, Revenue Bonds	5.770%	05/15/43	500	$634,730
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,047,396
Taxable, Revenue Bonds, Series AQ	4.767	05/15/15	4,900	4,710,664
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,236,882

				55,787,015

Colorado
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50	3,320	4,471,310

Illinois 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	3,170	4,199,236
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184	01/01/34	5,000	6,462,750

				10,661,986

Kentucky
Kentucky State Property & Building Commission,
BABs, Revenue Bonds, Series C	4.303	11/01/19	800	864,824
BABs, Revenue Bonds, Series C	5.373	11/01/25	1,900	2,151,845

				3,016,669

New Jersey 0.2%
New Jersey State Turnpike Authority,
BABs, Revenue Bonds, Series A	7.102	01/01/41	1,225	1,773,114
BABs, Revenue Bonds, Series F	7.414	01/01/40	8,115	12,073,335
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	1,350	1,687,513

				15,533,962

New York 0.4%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687	11/15/40	700	956,396
New York City Transitional Finance Authority Future Tax Secured Revenue,
BABs, Revenue Bonds	4.725	11/01/23	1,400	1,610,658
BABs, Revenue Bonds	4.905	11/01/24	1,100	1,252,669

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	2,810	$3,761,579
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770	03/15/39	18,800	23,112,720
NYU Hospitals Center, Unsec’d. Notes	4.784	07/01/44	6,375	6,894,811
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	2,600	2,798,250

				40,387,083

Ohio
Ohio State University, BABs, Revenue Bonds	4.910	06/01/40	295	348,368
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	2,810	2,875,023
Ohio State Water Development Authority, BABs, Revenue Bonds	4.879	12/01/34	375	427,058

				3,650,449

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834	11/15/34	675	869,339

Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
BABs, Revenue Bonds	6.105	12/01/39	400	509,236
BABs, Revenue Bonds, Series B	5.511	12/01/45	5,370	6,519,448

				7,028,684

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731	07/01/43	550	720,836

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427	02/01/42	980	1,081,156
Texas State Transportation Commission, BABs, Revenue Bonds, Series B	5.028	04/01/26	200	234,442

				1,315,598

TOTAL MUNICIPAL BONDS (cost $138,130,478)				143,442,931

See Notes to Financial Statements.

Prudential Total Return Bond Fund	71

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS 7.2%
Bank of England Euro Note (United Kingdom),
Sr. Unsec’d. Notes, RegS	0.500%	03/21/16		1,400	$1,401,610
Sr. Unsec’d. Notes, 144A	1.250	03/16/18		4,000	4,021,624
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	2.875	04/01/21	EUR	600	692,238
Sr. Unsec’d. Notes	4.250	01/07/25		3,600	3,549,978
Sr. Unsec’d. Notes	5.625	01/07/41		3,000	3,090,000
Sr. Unsec’d. Notes	7.125	01/20/37		2,200	2,667,500
Sr. Unsec’d. Notes	8.250	01/20/34		2,190	2,890,800
Sr. Unsec’d. Notes	11.000	08/17/40		100	102,850
Unsec’d. Notes	11.000	06/26/17	EUR	10,000	13,558,428
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	5.000	06/15/45		1,400	1,414,000
Sr. Unsec’d. Notes	12.000	10/22/15	COP	63,921,000	27,669,045
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN, RegS	3.750	11/01/15	EUR	2,200	2,466,567
Sr. Unsec’d. Notes, EMTN, RegS	4.625	02/03/20	EUR	800	944,542
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625	05/22/15		1,100	1,100,246
Egypt Government AID Bonds, Sr. Unsec’d. Notes	4.450	09/15/15		800	812,103
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250	03/17/16		1,630	1,656,553
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, Series 9BR	5.800	07/14/15	JPY	350,000	1,729,481
Sr. Unsec’d. Notes, Series 9RG	5.800	07/14/15	JPY	128,900	636,943
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.000	08/22/16	JPY	90,000	489,965
Sr. Unsec’d. Notes	5.250	02/01/16	JPY	140,000	768,007
Sr. Unsec’d. Notes, MTN	3.800	08/08/17	JPY	1,800,000	9,662,879
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Unsec’d. Notes, RegS	2.005	09/18/19		5,200	5,228,288
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	2.110	10/26/17	JPY	500,000	4,189,221
Sr. Unsec’d. Notes	4.125	02/19/18		5,102	5,325,212
Sr. Unsec’d. Notes	5.375	02/21/23		2,300	2,573,631
Sr. Unsec’d. Notes	5.750	11/22/23		10,000	11,492,500

See Notes to Financial Statements.

72

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Hungary Government International Bond (Hungary), (Continued)
Sr. Unsec’d. Notes	6.375%	03/29/21		5,730	$6,671,897
Sr. Unsec’d. Notes	7.625	03/29/41		10,346	14,872,375
Sr. Unsec’d. Notes, MTN	4.000	05/20/16	CHF	3,000	3,343,588
Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	1,795	2,366,016
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS	4.875	06/16/16		4,900	5,086,430
Unsec’d. Notes, RegS	5.875	05/11/22		1,300	1,506,293
Unsec’d. Notes, 144A	4.875	06/16/16		5,000	5,190,235
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS	2.875	07/08/21	EUR	700	825,296
Sr. Unsec’d. Notes, RegS	6.750	01/15/44		2,565	3,244,725
Sr. Unsec’d. Notes, RegS	6.875	03/09/17		425	465,906
Sr. Unsec’d. Notes, RegS	7.500	01/15/16		1,000	1,044,300
Sr. Unsec’d. Notes, RegS	11.625	03/04/19		2,000	2,665,000
Sr. Unsec’d. Notes, 144A	2.875	07/08/21	EUR	2,500	2,947,484
Sr. Unsec’d. Notes, 144A	5.125	01/15/45		7,920	8,137,800
Israel Government AID Bond,
US Gov’t. Gtd.	0.508(g)	05/01/15		50	50,000
US Gov’t. Gtd.	5.500	12/04/23		15,000	18,591,705
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, EMTN	3.750	10/12/15	EUR	8,500	9,672,127
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds	4.500	03/01/24	EUR	2,400	3,384,696
Bonds	6.500	11/01/27	EUR	7,610	13,062,584
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	4.750	01/25/16		22,810	23,436,134
Sr. Unsec’d. Notes, RegS	3.450	03/24/17	JPY	1,570,000	13,718,289
Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	100,000	871,178
Sr. Unsec’d. Notes, RegS	4.500	06/08/15	JPY	3,017,000	25,351,037
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	900	1,413,615
Sr. Unsec’d. Notes, EMTN, RegS	5.250	12/07/34	GBP	2,900	5,199,942
Sr. Unsec’d. Notes, EMTN, RegS	6.000	08/04/28	GBP	3,000	5,707,538
Italy Government International Bond Coupon Strip (Italy), Deb. Notes, 144A	0.671(g)	09/27/15		3,800	3,787,810
Kingdom of Belgium (Belgium),
Bonds, RegS	9.375	02/21/20	GBP	1,200	2,471,580
Notes, EMTN	5.000	04/24/18	GBP	1,800	3,050,609
Notes, 144A	8.875	12/01/24		1,370	2,060,616

See Notes to Financial Statements.

Prudential Total Return Bond Fund	73

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Kingdom of Belgium (Belgium), (Continued)
Sr. Unsec’d. Notes, EMTN, RegS	0.875%	09/14/15		8,000	$8,017,072
Sr. Unsec’d. Notes, EMTN, RegS	1.500	06/22/18		28,000	28,313,040
Kommunekredit (Denmark), Sr. Unsec’d. Notes, EMTN	0.875	07/29/16		1,026	1,030,220
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	7.375	02/11/20		600	728,400
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	1.160	08/08/16	JPY	200,000	1,688,722
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	9,700	11,822,893
Sr. Unsec’d. Notes, EMTN	2.375	04/09/21	EUR	600	711,650
Sr. Unsec’d. Noted, GMTN	1.625	03/06/24	EUR	1,600	1,783,088
Sr. Unsec’d. Notes, GMTN	4.250	06/16/15	EUR	5,000	5,644,949
Sr. Unsec’d. Notes, GMTN	4.250	07/14/17	EUR	9,000	10,919,166
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	500	1,002,990
Sr. Unsec’d. Notes, GMTN	11.000	05/08/17	ITL	3,750,000	2,609,569
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		19,040	19,549,320
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,746,250
Sr. Unsec’d. Notes(c)	5.200	01/30/20		2,475	2,765,813
Sr. Unsec’d. Notes	9.375	01/16/23		7,800	10,842,000
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates, RegS	1.610(g)	05/31/18		1,694	1,623,919
Pass-Through Certificates, 144A	1.407(g)	05/31/18		3,573	3,425,655
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000	11/21/18		3,000	3,153,750
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	8.375	05/03/16		3,321	3,561,773
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	6.250	03/15/16	EUR	7,251	8,530,157
Sr. Unsec’d. Notes	9.375	01/18/17		75	85,313
Sr. Unsec’d. Notes	9.500	02/02/30		4,450	7,470,437
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	0.380(a)	09/23/15		11,810	11,782,246
Sr. Unsec’d. Notes	1.250	07/29/15	JPY	384,600	3,229,094
Sr. Unsec’d. Notes	1.490	05/30/17	JPY	200,000	1,715,511

See Notes to Financial Statements.

74

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Poland Government International Bond (Poland), (Continued)
Sr. Unsec’d. Notes	3.875%	07/16/15		45,244	$45,562,699
Sr. Unsec’d. Notes	5.000	10/19/15		2,249	2,295,172
Portugal Government International Bond (Portugal),
Unsec’d. Notes, RegS	5.125	10/15/24		8,750	9,453,937
Unsec’d. Notes, 144A	5.125	10/15/24		21,650	23,391,742
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS	4.750	06/14/19	EUR	11,680	15,264,512
Sr. Unsec’d. Notes, RegS	4.950	10/25/23	EUR	2,700	3,791,593
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,352,488
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875	05/05/21		4,000	4,360,000
Republic of Korea (South Korea), Sr. Unsec’d. Notes	5.125	12/07/16		600	640,110
Republic of Latvia (Latvia),
Sr. Unsec’d. Notes, RegS	5.250	02/22/17		7,500	8,036,355
Sr. Unsec’d. Notes, 144A	5.250	06/16/21		1,700	1,959,250
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, RegS	5.250	06/17/16	EUR	4,000	4,727,688
Sr. Unsec’d. Notes, RegS	6.125	01/22/44		5,750	7,192,100
Sr. Unsec’d. Notes, 144A	4.875	01/22/24		3,134	3,443,483
Sr. Unsec’d. Notes, 144A	6.125	01/22/44		3,200	4,002,560
Slovakia Government International Bond (Slovak Republic),
Sr. Unsec’d. Notes, RegS	4.375	05/21/22		4,000	4,496,400
Sr. Unsec’d. Notes, 144A	4.375	05/21/22		270	303,507
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS	4.750	05/10/18		200	214,920
Sr. Unsec’d. Notes, RegS	4.125	02/18/19		2,000	2,118,148
Sr. Unsec’d. Notes, RegS	5.250	02/18/24		11,200	12,850,880
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		12,100	14,334,144
Sr. Unsec’d. Notes, 144A(c)	4.125	02/18/19		600	635,444
Sr. Unsec’d. Notes	5.500	10/26/22		9,700	11,193,218
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	727,608
Sr. Unsec’d. Notes, EMTN	4.500	04/05/16	EUR	6,100	7,098,710

See Notes to Financial Statements.

Prudential Total Return Bond Fund	75

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, MTN, RegS	4.000%	03/06/18		15,000	$15,985,290
Sr. Unsec’d. Notes, MTN, 144A	4.000	03/06/18		20,500	21,846,563
Sweden Government International Bond (Sweden), Unsec’d. Notes	11.125	06/01/15		255	257,096
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	1.625	06/06/18		2,400	2,403,547
Sr. Unsec’d. Notes, RegS	1.875	01/27/17		22,000	22,287,562
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	2,200	2,825,374
Sr. Unsec’d. Notes	7.000	06/05/20		12,590	14,502,421
Turks & Caicos Islands (United Kingdom), Gov’t. Liquid Gtd., 144A	3.200	02/22/16		2,500	2,551,900
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	6.875	01/19/16	EUR	490	574,956
Sr. Unsec’d. Notes	7.000	06/28/19	EUR	500	676,518
Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec’d. Notes, RegS	2.991	07/06/16		1,220	1,245,986
Sr. Unsec’d. Notes, RegS	4.646	07/06/21		3,260	3,610,776

TOTAL SOVEREIGN BONDS (cost $748,220,944)					734,298,670

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.8%
Federal Home Loan Bank	0.180	07/29/15		300	300,069
Federal Home Loan Bank	0.340	01/25/16		500	500,199
Federal Home Loan Mortgage Corp.	2.271(a)	09/01/35		9	9,884
Federal Home Loan Mortgage Corp.	2.383(a)	01/01/24		7	7,124
Federal Home Loan Mortgage Corp.	2.500	03/01/30		4,057	4,170,580
Federal Home Loan Mortgage Corp.	2.578(a)	07/01/30		3	2,691
Federal Home Loan Mortgage Corp.	3.500	TBA		2,000	2,087,539
Federal Home Loan Mortgage Corp.	4.500	09/01/39 - 10/01/39		2,850	3,104,971
Federal Home Loan Mortgage Corp.	4.750	11/17/15		290	297,220
Federal Home Loan Mortgage Corp.	5.000	01/01/39 - 07/01/40		639	713,369
Federal Home Loan Mortgage Corp.	5.500	06/01/31 - 07/01/34		693	791,082
Federal Home Loan Mortgage Corp.	6.000	10/01/32 - 12/01/36		467	537,102
Federal Home Loan Mortgage Corp.	6.500	07/01/32 - 11/01/33		169	195,006
Federal Home Loan Mortgage Corp.	7.000	09/01/32		55	62,215
Federal Home Loan Mortgage Corp.	7.500	09/01/16 - 07/01/17		3	3,108
Federal Home Loan Mortgage Corp.	8.500	08/01/24 - 11/01/24		10	11,357

See Notes to Financial Statements.

76

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(h)	0.375%	12/21/15		1,685	$1,686,850
Federal National Mortgage Assoc.	1.536(a)	09/01/40		31	31,081
Federal National Mortgage Assoc.	1.789(a)	01/01/20		24	25,413
Federal National Mortgage Assoc.	1.920(a)	12/01/34		31	33,442
Federal National Mortgage Assoc.	2.342(a)	09/01/31		9	10,089
Federal National Mortgage Assoc.	3.000	TBA		25,000	25,438,032
Federal National Mortgage Assoc.	3.012(a)	05/01/36		21	21,462
Federal National Mortgage Assoc.	3.270(a)	05/01/36		27	28,889
Federal National Mortgage Assoc.	3.500	TBA		16,000	16,762,499
Federal National Mortgage Assoc.	3.500	TBA		45,500	47,561,716
Federal National Mortgage Assoc.	3.500	08/01/20		148	157,153
Federal National Mortgage Assoc.	4.000	TBA		4,000	4,268,672
Federal National Mortgage Assoc.	4.000	TBA		3,000	3,205,723
Federal National Mortgage Assoc.	4.000	12/01/40		281	304,454
Federal National Mortgage Assoc.	4.500	TBA		9,000	9,795,233
Federal National Mortgage Assoc.	4.500	TBA		9,000	9,783,983
Federal National Mortgage Assoc.	4.500	01/01/25 - 08/01/33		277	298,619
Federal National Mortgage Assoc.	4.525(a)	01/01/28		9	10,054
Federal National Mortgage Assoc.	5.000	TBA		500	556,887
Federal National Mortgage Assoc.	5.000	10/01/17 - 03/01/34		2,162	2,403,379
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	1,700	3,380,559
Federal National Mortgage Assoc.	5.500	03/01/16 - 03/01/35		4,136	4,703,675
Federal National Mortgage Assoc.	6.000	12/01/16 - 06/01/37		1,412	1,616,498
Federal National Mortgage Assoc.	6.500	12/01/17 - 11/01/33		657	762,305
Federal National Mortgage Assoc.	7.000	03/01/32 - 06/01/32		68	78,332
Financing Corp., Strips Principal	1.351(g)	10/06/17		100	97,869
Government National Mortgage Assoc.	1.625(a)	02/20/17 - 05/20/30		130	135,305
Government National Mortgage Assoc.	2.000(a)	08/20/22 - 10/20/26		25	26,084
Government National Mortgage Assoc.	3.000	01/15/45 - 03/15/45		1,000	1,028,927
Government National Mortgage Assoc.	3.500	TBA		5,000	5,274,609
Government National Mortgage Assoc.	3.500	10/15/40 - 04/20/45		6,000	6,341,753
Government National Mortgage Assoc.	4.000	01/20/45		5,993	6,464,661
Government National Mortgage Assoc.	4.500	02/20/41		7,166	7,818,404
Government National Mortgage Assoc.	5.000	08/20/39		2,435	2,737,637
Government National Mortgage Assoc.	5.500	08/15/33		19	21,777
Government National Mortgage Assoc.	6.000	01/15/33 - 12/15/33		110	126,912
Government National Mortgage Assoc.	6.500	09/15/32 - 07/15/38		483	559,139
Government National Mortgage Assoc.	8.000	08/20/31		1	987
Government National Mortgage Assoc.	8.500	06/15/30 - 08/20/30		11	11,580
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350	06/07/21	GBP	6,300	11,452,332

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $186,988,393)					187,816,491

See Notes to Financial Statements.

Prudential Total Return Bond Fund	77

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Bonds	2.750%	08/15/42	1,100	$1,100,688
U.S. Treasury Bonds	2.875	05/15/43	55,865	57,239,782
U.S. Treasury Bonds	3.000	05/15/42	1,000	1,050,078
U.S. Treasury Bonds	3.125	02/15/42 - 02/15/43	25,800	27,716,037
U.S. Treasury Bonds	3.375	05/15/44	88,005	99,211,909
U.S. Treasury Bonds	3.750	11/15/43	1,000	1,203,438
U.S. Treasury Bonds	4.250	05/15/39	1,200	1,534,406
U.S. Treasury Bonds	4.375	11/15/39 - 05/15/40	2,900	3,781,281
U.S. Treasury Bonds	4.500	08/15/39	1,500	1,988,087
U.S. Treasury Bonds	6.125	11/15/27 - 08/15/29	1,400	2,013,140
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22 - 01/15/23	19,396	19,655,739
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/23	5,345	5,505,655
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/21	3,124	3,283,206
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	208	207,724
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	215	230,864
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	07/15/20	108	117,038
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,008	1,182,222
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	4,612	5,479,417
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25 - 01/15/27	10,967	13,370,803
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	4,810	6,147,321
U.S. Treasury Notes	0.750	04/15/18	2,630	2,617,465
U.S. Treasury Notes(c)	1.375	03/31/20	4,255	4,241,371
U.S. Treasury Notes	1.500	05/31/19	125,000	126,132,750
U.S. Treasury Notes	1.625	04/30/19	25,240	25,606,762
U.S. Treasury Notes(h)	1.625	07/31/19	35,200	35,650,982
U.S. Treasury Notes(c)	2.000	02/15/25	1,800	1,792,688
U.S. Treasury Notes(e)	2.125	01/31/21	33,965	34,891,090
U.S. Treasury Notes(h)	2.125	06/30/21	23,630	24,213,377
U.S. Treasury Notes(e)	2.250	03/31/21	20,440	21,120,264
U.S. Treasury Notes	2.375	08/15/24	400	412,000
U.S. Treasury Notes	2.500	05/15/24	500	520,586

See Notes to Financial Statements.

78

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.750%	02/15/24	400	$424,938
U.S. Treasury Notes(e)	3.125	05/15/19	154,500	165,833,965
U.S. Treasury Strip Coupon	2.949(g)	05/15/39	10,000	4,969,710
U.S. Treasury Strip Principal	0.092(g)	07/31/15	8,300	8,299,021

TOTAL U.S. TREASURY OBLIGATIONS (cost $702,923,328)				708,745,804

			Shares
PREFERRED STOCK

Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.875%(a) (cost $550,000)			22,000	569,580

TOTAL LONG-TERM INVESTMENTS (cost $10,362,599,420)				10,423,112,550

SHORT-TERM INVESTMENTS 5.0%

AFFILIATED MUTUAL FUNDS 4.8%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $29,263,741) (Note 3)(i)			2,959,404	27,611,236
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $464,398,771; includes $429,565,283 of cash collateral for securities on loan) (Note 3)(i)(j)			464,398,771	464,398,771

TOTAL AFFILIATED MUTUAL FUNDS (cost $493,662,512)				492,010,007

			Principal Amount (000)#
COMMERCIAL PAPER(l) 0.1%
Eni Finance USA, Inc.	0.265	05/15/15	3,300	3,299,670
Macquarie Bank Ltd.	0.457	05/14/15	3,600	3,599,928
Vodafone Group PLC	0.164	06/01/15	1,300	1,299,464
Vodafone Group PLC	0.994	06/29/15	400	399,653
World Bank Discount Notes	1.020	06/30/15	39	38,997

TOTAL COMMERCIAL PAPER (cost $8,637,933)				8,637,712

See Notes to Financial Statements.

Prudential Total Return Bond Fund	79

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Counterparty		Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED* 0.1%

Call Options 0.1%
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets		298,970	$631,901
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group		475,900	2,545,747
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Citigroup Global Markets		120,300	643,525
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets		204,360	1,409,481
Receive a fixed rate of 1.70% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets		35,000	346,526
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets		338,550	3,672,290

				9,249,470

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75			73,750	9,219
expiring 12/14/15, Strike Price $98.88			73,750	12,906
expiring 12/14/15, Strike Price $99.13			73,750	33,187
expiring 12/14/15, Strike Price $99.25			73,750	53,469

				108,781

TOTAL OPTIONS PURCHASED (cost $9,070,973)				9,358,251

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Bank (cost $699,912)	0.059%(l)	07/17/15	700	699,910

See Notes to Financial Statements.

80

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATION
U.S. Treasury Bills (cost $21,000)	0.017%(l)	06/04/15	21	$21,000

TOTAL SHORT-TERM INVESTMENTS (cost $512,092,330)				510,726,880

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.3% (cost $10,874,691,750; Note 5)				10,933,839,430

			Notional Amount (000)#

OPTION WRITTEN*

Put Option
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00 (premiums received $469,333)			295,000	(81,125)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 107.3% (cost $10,874,222,417) (Note 5)				10,933,758,305
Liabilities in excess of other assets(m) (7.3)%				(745,031,491)

NET ASSETS 100.0%				$10,188,726,814

The	following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

AID—Agency for International Development

ARM—Adjustable Rate Mortgage

BABs—Build America Bonds

BBSW—Australian Bank Bill Swap Reference Rate

bps—Basis Points

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBS—Commercial Mortgage-Backed Security

EMTN—Euro Medium Term Note

See Notes to Financial Statements.

Prudential Total Return Bond Fund	81

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

GO—General Obligation

INTL—International

IO—Interest Only

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OIS—Overnight Index Swap

PIK—Payment-in-Kind

REMICS—Real Estate Mortgage Investment Conduit Security

SONIA—Sterling Overnight Index Average

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.
(b)	Indicates a security or securities that has been deemed illiquid.

See Notes to Financial Statements.

82

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $416,653,827; cash collateral of $429,565,283 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Security may be post maturity.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $149,771,863. The aggregate value, $148,480,944, is approximately 1.5% of net assets.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Less than $500 par.
(l)	Rate represents yield-to-maturity at purchase date.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
13,493	5 Year U.S. Treasury Notes	Jun. 2015	$1,615,302,186	$1,620,952,039	$5,649,853
15,942	10 Year U.S. Treasury Notes	Jun. 2015	2,056,010,898	2,046,554,250	(9,456,648)
2,897	U.S. Ultra Treasury Bonds	Jun. 2015	480,710,935	476,556,500	(4,154,435)

					(7,961,230)

	Short Positions:
12,643	2 Year U.S. Treasury Notes	Jun. 2015	2,772,095,880	2,772,175,297	(79,417)

					$(8,040,647)

(1)	U.S. Treasury Obligations and U.S. Government Obligations with a combined market value of $38,268,127 have been segregated with JPMorgan Chase to cover requirements for open future contracts at April 30, 2015.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	83

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at April 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/16/15	BNP Paribas	AUD	6,242	$4,826,400	$4,917,975	$91,575
Expiring 07/16/15	BNP Paribas	AUD	6,254	4,880,200	4,927,766	47,566
Expiring 07/16/15	BNP Paribas	AUD	6,314	5,068,400	4,975,130	(93,270)
Expiring 07/16/15	Citigroup Global Markets	AUD	6,371	5,072,200	5,019,795	(52,405)
Brazilian Real,
Expiring 07/14/15	Barclays Capital Group	BRL	5,900	1,833,486	1,908,036	74,550
British Pound,
Expiring 07/28/15	Citigroup Global Markets	GBP	9,669	14,640,700	14,832,670	191,970
Expiring 07/28/15	Goldman Sachs & Co.	GBP	6,479	9,756,100	9,939,253	183,153
Canadian Dollar,
Expiring 07/16/15	BNP Paribas	CAD	5,921	4,880,200	4,901,897	21,697
Expiring 07/16/15	Goldman Sachs & Co.	CAD	8,291	6,757,000	6,864,570	107,570
Expiring 07/16/15	JPMorgan Chase	CAD	6,007	4,808,200	4,973,574	165,374
Expiring 07/16/15	JPMorgan Chase	CAD	11,738	9,671,400	9,718,374	46,974
Expiring 07/16/15	JPMorgan Chase	CAD	14,695	11,724,281	12,166,365	442,084
Chinese Renminbi,
Expiring 07/09/15	JPMorgan Chase	CNH	195,162	31,193,554	31,302,238	108,684
Euro,
Expiring 07/28/15	Barclays Capital Group	EUR	10,766	11,712,600	12,103,871	391,271
Expiring 07/28/15	Deutsche Bank AG	EUR	27,451	30,410,500	30,861,157	450,657
Expiring 07/28/15	Goldman Sachs & Co.	EUR	26,928	29,281,400	30,272,707	991,307
Expiring 07/28/15	UBS AG	EUR	8,969	9,760,500	10,083,166	322,666
Hong Kong Dollar,
Expiring 06/09/15	Bank of America	HKD	699,701	90,256,042	90,277,818	21,776
Expiring 06/09/15	Bank of America	HKD	699,701	90,256,042	90,277,818	21,776
Expiring 06/09/15	Barclays Capital Group	HKD	1,399,402	180,507,427	180,555,636	48,209
Hungarian Forint,
Expiring 07/22/15	JPMorgan Chase	HUF	1,640,798	6,073,900	6,053,871	(20,029)
Expiring 07/22/15	UBS AG	HUF	1,343,876	4,875,800	4,958,351	82,551
Indian Rupee,
Expiring 07/24/15	Hong Kong & Shanghai Bank	INR	1,285,551	20,118,173	19,883,476	(234,697)
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	326,980	21,121,671	21,185,345	63,674
Expiring 07/22/15	Goldman Sachs & Co.	MXN	73,854	4,826,400	4,785,044	(41,356)
Expiring 07/22/15	Goldman Sachs & Co.	MXN	77,523	5,068,400	5,022,803	(45,597)
New Zealand Dollar,
Expiring 07/16/15	Bank of America	NZD	16,066	11,881,310	12,169,024	287,714

See Notes to Financial Statements.

84

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 07/23/15	Deutsche Bank AG	NOK	78,066	$10,144,400	$10,343,019	$198,619
Expiring 07/23/15	JPMorgan Chase	NOK	152,384	19,311,854	20,189,525	877,671
Philippine Peso,
Expiring 05/11/15	Citigroup Global Markets	PHP	944,494	21,267,587	21,196,329	(71,258)
Polish Zloty,
Expiring 07/23/15	Citigroup Global Markets	PLN	19,005	5,095,159	5,264,163	169,004
Expiring 07/23/15	Deutsche Bank AG	PLN	17,899	4,875,800	4,957,754	81,954
Singapore Dollar,
Expiring 07/24/15	JPMorgan Chase	SGD	6,568	4,872,500	4,956,646	84,146
Expiring 07/24/15	JPMorgan Chase	SGD	13,011	9,760,500	9,818,262	57,762
Expiring 07/24/15	Toronto Dominion	SGD	6,690	5,072,200	5,048,295	(23,905)
Expiring 07/24/15	Toronto Dominion	SGD	12,958	9,751,700	9,778,091	26,391
Expiring 07/24/15	Toronto Dominion	SGD	13,020	9,760,500	9,824,965	64,465
Expiring 07/24/15	Toronto Dominion	SGD	13,396	10,144,400	10,108,753	(35,647)
Expiring 07/24/15	Toronto Dominion	SGD	19,606	14,640,700	14,795,245	154,545
Swedish Krona,
Expiring 07/23/15	Barclays Capital Group	SEK	42,151	4,872,300	5,066,766	194,466
Expiring 07/23/15	Barclays Capital Group	SEK	84,852	10,136,800	10,199,648	62,848
Expiring 07/23/15	UBS AG	SEK	68,150	8,109,500	8,191,989	82,489
Swiss Franc,
Expiring 07/28/15	UBS AG	CHF	23,664	25,342,100	25,454,419	112,319

				$804,420,286	$810,131,599	$5,711,313

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/18/15	BNP Paribas	AUD	18,310	$14,212,639	$14,449,131	$(236,492)
Expiring 07/16/15	BNP Paribas	AUD	6,418	5,061,600	5,056,700	4,900
Expiring 07/16/15	Deutsche Bank AG	AUD	8,909	6,721,900	7,019,828	(297,928)
Expiring 07/16/15	JPMorgan Chase	AUD	13,089	9,901,768	10,312,982	(411,214)
Brazilian Real,
Expiring 07/14/15	Citigroup Global Markets	BRL	2,337	789,600	755,851	33,749
British Pound,
Expiring 07/28/15	Citigroup Global Markets	GBP	14,352	21,699,561	22,016,134	(316,573)
Expiring 07/28/15	Citigroup Global Markets	GBP	11,513	17,167,185	17,661,461	(494,276)
Canadian Dollar,
Expiring 07/16/15	Deutsche Bank AG	CAD	18,395	15,184,800	15,230,139	(45,339)

See Notes to Financial Statements.

Prudential Total Return Bond Fund	85

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Chinese Renminbi,
Expiring 07/09/15	Deutsche Bank AG	CNH	42,694	$6,826,200	$6,847,668	$(21,468)
Colombian Peso,
Expiring 10/22/15	BNP Paribas	COP	68,600,000	26,620,101	28,265,258	(1,645,157)
Czech Koruna,
Expiring 07/23/15	Barclays Capital Group	CZK	124,684	4,872,300	5,106,355	(234,055)
Expiring 07/23/15	Citigroup Global Markets	CZK	184,803	7,218,936	7,568,512	(349,576)
Euro,
Expiring 07/28/15	Bank of America	EUR	72,518	78,524,562	81,526,574	(3,002,012)
Expiring 07/28/15	JPMorgan Chase	EUR	72,518	78,538,485	81,526,574	(2,988,089)
Expiring 10/13/15	Bank of America	EUR	3,500	4,191,051	3,939,815	251,236
Expiring 10/13/15	Deutsche Bank AG	EUR	16,018	18,652,615	18,030,989	621,626
Hong Kong Dollar,
Expiring 09/09/15	Deutsche Bank AG	HKD	3,063	395,073	395,249	(176)
Hungarian Forint,
Expiring 07/22/15	BNP Paribas	HUF	827,708	2,966,804	3,053,902	(87,098)
Indian Rupee,
Expiring 07/24/15	UBS AG	INR	376,891	5,846,900	5,829,333	17,567
Japanese Yen,
Expiring 06/09/15	Bank of America	JPY	628,574	5,810,774	5,266,711	544,063
Expiring 06/09/15	Barclays Capital Group	JPY	986,509	8,263,826	8,265,785	(1,959)
Expiring 06/09/15	BNP Paribas	JPY	258,449	2,151,805	2,165,500	(13,695)
Expiring 06/09/15	Citigroup Global Markets	JPY	550,000	4,650,644	4,608,353	42,291
Expiring 06/09/15	Citigroup Global Markets	JPY	373,634	3,135,841	3,130,610	5,231
Expiring 07/28/15	Bank of America	JPY	14,026,596	118,065,017	117,605,183	459,834
Expiring 02/01/16	Goldman Sachs & Co.	JPY	100,000	841,185	842,224	(1,039)
Mexican Peso,
Expiring 07/22/15	Deutsche Bank AG	MXN	90,855	5,846,800	5,886,568	(39,768)
New Zealand Dollar,
Expiring 07/16/15	Credit Suisse First Boston Corp.	NZD	6,501	4,880,200	4,923,953	(43,753)
Expiring 07/16/15	UBS AG	NZD	16,881	12,668,400	12,786,646	(118,246)
Expiring 07/16/15	UBS AG	NZD	6,622	5,068,400	5,015,859	52,541
Philippine Peso,
Expiring 05/11/15	UBS AG	PHP	157,352	3,493,600	3,531,289	(37,689)
Singapore Dollar,
Expiring 07/24/15	JPMorgan Chase	SGD	17,238	12,789,956	13,008,015	(218,059)
South African Rand,
Expiring 07/20/15	BNP Paribas	ZAR	440,748	36,186,175	36,545,521	(359,346)
Swedish Krona,
Expiring 07/23/15	Bank of America	SEK	107,647	12,438,802	12,939,783	(500,981)

See Notes to Financial Statements.

86

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 07/28/15	JPMorgan Chase	CHF	433	$454,818	$465,874	$(11,056)
Expiring 07/28/15	UBS AG	CHF	9,303	9,756,100	10,007,303	(251,203)
Turkish Lira,
Expiring 07/24/15	BNP Paribas	TRY	121,889	43,830,847	44,480,155	(649,308)
Expiring 07/24/15	Citigroup Global Markets	TRY	670	241,757	244,493	(2,736)

				$615,967,027	$626,312,280	$(10,345,253)

						$(4,633,940)

Cross currency exchange contracts outstanding at April 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/22/15	Buy	EUR	9,033	HUF	2,744,521	$28,427	Toronto Dominion
07/23/15	Buy	EUR	4,539	CZK	124,533	2,399	Deutsche Bank AG
07/23/15	Buy	EUR	10,856	PLN	43,685	103,139	Deutsche Bank AG
07/23/15	Buy	EUR	9,024	PLN	36,495	35,644	Toronto Dominion
07/23/15	Buy	EUR	8,999	CZK	247,086	(3,677)	Deutsche Bank AG
07/23/15	Buy	PLN	18,181	EUR	4,540	(67,577)	Deutsche Bank AG
07/23/15	Buy	PLN	36,126	EUR	8,995	(105,506)	Barclays Capital Group
07/28/15	Buy	EUR	9,089	CHF	9,442	61,998	UBS AG
07/28/15	Buy	EUR	13,571	JPY	1,752,784	560,840	UBS AG
07/28/15	Buy	EUR	23,190	CHF	24,229	8,818	UBS AG
07/28/15	Buy	EUR	13,607	CHF	14,239	(19,004)	UBS AG
07/28/15	Buy	EUR	13,552	GBP	9,934	(4,743)	UBS AG

						$600,758

Interest rate swap agreements outstanding at April 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements:
AUD	2,500	12/19/32	4.423%	6 Month BBSW(2)	$329,342	$—	$329,342	Barclays Capital Group
AUD	3,190	12/20/32	4.420%	6 Month BBSW(2)	416,306	—	416,306	Citigroup Global Markets
BRL	19,849	01/01/21	12.640%	1 Day Brazil Interbank Rate(2)	181,747	—	181,747	Deutsche Bank AG

See Notes to Financial Statements.

Prudential Total Return Bond Fund	87

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as of April 30, 2015 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements (cont’d.):
CLP	4,715,000	02/25/20	3.910%	1 Day CLOIS(2)	$38,945	$—	$38,945	JPMorgan Chase
COP	1,370,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	1,714	—	1,714	Deutsche Bank AG
COP	6,405,000	04/17/20	5.050%	1 Day COLIBOR OIS(2)	748	—	748	Deutsche Bank AG
COP	12,060,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	38,106	—	38,106	JPMorgan Chase
MXN	208,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	527,190	—	527,190	Credit Suisse First Boston Corp.
MXN	163,300	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	194,104	—	194,104	Deutsche Bank AG
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	110,195	—	110,195	Hong Kong & Shanghai Bank

					$1,838,397	$—	$1,838,397

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	6,100	03/07/29	4.743%	6 Month BBSW(2)	$(86,722)	$875,102	$961,824
AUD	6,400	02/09/30	3.040%	6 Month BBSW(2)	3,416	(84,941)	(88,357)
CAD	83,500	01/09/20	1.710%	3 Month Canadian Banker’s Acceptance(1)	(38,221)	(1,040,612)	(1,002,391)
EUR	38,000	08/04/16	0.078%	1 Day EONIA(1)	20,195	(142,650)	(162,845)
EUR	24,600	08/01/19	0.346%	1 Day EONIA(1)	67,056	(467,509)	(534,565)
EUR	3,850	08/04/24	1.054%	1 Day EONIA(1)	(241,951)	(306,492)	(64,541)
EUR	2,400	01/20/25	0.406%	1 Day EONIA(1)	(3,197)	(3,032)	165
GBP	3,000	06/07/21	1.620%	1 Day SONIA(1)	(43)	(110,226)	(110,183)
GBP	21,800	11/03/24	1.960%	1 Day SONIA(1)	(1,123,734)	(1,479,156)	(355,422)
GBP	17,250	01/08/25	1.330%	1 Day SONIA(1)	55,394	466,756	411,362
JPY	910,000	02/26/35	1.194%	6 Month JPY LIBOR(2)	831	92,608	91,777
JPY	260,000	02/26/35	1.195%	6 Month JPY LIBOR(2)	237	26,968	26,731
JPY	1,890,000	03/03/35	1.149%	6 Month JPY LIBOR(2)	2,269	57,836	55,567
MXN	135,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(22,082)	81,591	103,673
MXN	931,200	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(6,774)	27,379	34,153
MXN	185,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(51,887)	189,223	241,110

See Notes to Financial Statements.

88

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (cont’d.):
MXN	159,300	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	$(44,968)	$(22,679)	$22,289
MXN	295,100	02/06/20	5.310%	28 Day Mexican Interbank Rate(2)	(4,951)	11,216	16,167
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(61,508)	252,311	313,819
MXN	175,900	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(55,677)	51,971	107,648
MXN	250,000	12/24/24	6.010%	28 Day Mexican Interbank Rate(2)	(28,293)	(108,692)	(80,399)
MXN	311,700	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	112,928	(484,814)	(597,742)
MXN	46,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	(1,253)	41,027	42,280
	891,500	09/17/15	0.181%	1 Day USOIS LIBOR(2)	373	(6,779)	(7,152)
	769,200	09/17/15	0.185%	1 Day USOIS LIBOR(2)	342	(1,846)	(2,188)
	1,088,800	10/28/15	0.278%	1 Day USOIS LIBOR(1)	423	(43,675)	(44,098)
	940,100	10/28/15	0.282%	1 Day USOIS LIBOR(1)	385	(42,524)	(42,909)
	119,350	02/28/19	1.806%	3 Month LIBOR(1)	250,309	(2,064,130)	(2,314,439)
	53,100	02/28/19	1.625%	3 Month LIBOR(1)	389	(557,148)	(557,537)
	28,700	11/06/19	1.753%	3 Month LIBOR(1)	279	(327,054)	(327,333)
	39,700	12/02/19	1.639%	3 Month LIBOR(1)	329	(232,694)	(233,023)
	89,000	03/11/20	1.824%	3 Month LIBOR(1)	510	(1,101,254)	(1,101,764)
	2,020,250	12/31/21	1.787%	3 Month LIBOR(1)	(814,701)	11,214,087	12,028,788
	241,630	12/31/21	1.850%	3 Month LIBOR(1)	1,455	387,714	386,259
ZAR	85,100	11/14/23	8.190%	3 Month JIBAR(2)	(51,040)	170,877	221,917
ZAR	140,000	01/08/25	7.540%	3 Month JIBAR(2)	(4,536)	(280,024)	(275,488)
ZAR	25,100	01/12/25	7.430%	3 Month JIBAR(2)	(250)	(66,076)	(65,826)
ZAR	152,500	01/13/25	7.440%	3 Month JIBAR(2)	(1,729)	(392,766)	(391,037)
ZAR	60,700	01/13/25	7.430%	3 Month JIBAR(2)	(538)	(159,793)	(159,255)

					$(2,126,935)	$4,420,100	$6,547,035

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	89

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Credit default swap agreements outstanding at April 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1)
American International Group, Inc.	03/20/18	3.700%	1,300	0.334%	$(131,253)	$—	$(131,253)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	0.379%	(17,778)	92,285	(110,063)	JPMorgan Chase

					$(149,031)	$92,285	$(241,316)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.17.V8	12/20/16	5.000%	30,225	$1,790,431	$1,381,115	$409,316	Deutsche Bank AG
CDX.NA.HY.17.V8	12/20/16	5.000%	43,013	2,547,921	1,857,901	690,020	Deutsche Bank AG
CDX.NA.HY.17.V8	12/20/16	5.000%	15,810	936,533	663,142	273,391	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V8	12/20/16	5.000%	27,203	1,611,388	1,191,998	419,390	Deutsche Bank AG
CDX.NA.HY.18.V5	06/20/17	5.000%	13,440	988,145	(1,065,867)	2,054,012	Bank of America
CMBX.NA.6.AA	05/11/63	1.500%	27,000	273,037	315,790	(42,753)	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	5,000	(176,506)	(229,072)	52,566	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	22,000	(776,627)	(1,015,328)	238,701	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	13,000	(458,916)	(551,708)	92,792	Citigroup Global Markets
CMBX.NA.8.AAA	10/17/57	0.500%	13,000	(458,916)	(544,980)	86,064	Citigroup Global Markets
CMBX.NA.8.AAA	10/17/57	0.500%	25,000	(882,530)	(1,045,974)	163,444	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	15,000	(529,518)	(562,880)	33,362	Credit Suisse First Boston Corp.
CMBX.NA.8.AAA	10/17/57	0.500%	25,000	(882,530)	(909,382)	26,852	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	50,000	(1,765,061)	(1,778,532)	13,471	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	50,000	(1,765,061)	(1,778,532)	13,471	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	7,000	(247,109)	(296,964)	49,855	UBS AG

				$204,681	$(4,369,273)	$4,573,954

See Notes to Financial Statements.

90

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at April 30, 2015(3)	Unrealized (Depreciation)
Exchange-Traded credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.18.V5	06/20/17	5.000%	86,400	$7,944,587	$5,812,776	$(2,131,811)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2015(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2)
Kingdom of Belgium	12/20/24	1.000%	5,000	0.768%	$105,690	$8,073	$97,617	JPMorgan Chase
Peoples Republic of China	03/20/22	1.000%	20,000	1.170%	(191,679)	(315,815)	124,136	Deutsche Bank AG

					$(85,989)	$(307,742)	$221,753

U.S. Treasury Obligations with a combined market value of $92,643,438 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at April 30, 2015.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing

See Notes to Financial Statements.

Prudential Total Return Bond Fund	91

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2015:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements:
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$27,335	$—	$27,335
396	3 Month LIBOR	EUR	300	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	59,225	—	59,225
1,205	3 Month LIBOR	JPY	120,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	201,075	—	201,075
4,243	3 Month LIBOR	EUR	3,600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	207,277	—	207,277
2,491	3 Month LIBOR	JPY	242,815	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	457,872	—	457,872
1,284	3 Month LIBOR plus 313 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	419,450	(56,202)	475,652
448	3 Month LIBOR plus 333 bps	JPY	35,000	4.500%	Citigroup Global Markets	06/08/15	145,532	(17,610)	163,142
508	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	58,986	—	58,986
2,329	3 Month LIBOR plus 412 bps	EUR	1,920	4.500%	Citigroup Global Markets	11/30/15	147,123	(21,885)	169,008
1,395	3 Month LIBOR	EUR	1,060	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	205,593	—	205,593
3,758	3 Month LIBOR	EUR	3,240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	124,024	—	124,024
2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.450%	Citigroup Global Markets	03/24/17	868,083	10,901	857,182
1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	12,755	(182,593)	195,348
3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	18,803	(258,836)	277,639

See Notes to Financial Statements.

92

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	Over-the-counter swap agreements:
	16,667	3 Month LIBOR	JPY	1,700,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	$2,397,431	$—	$2,397,431
	5,141	3 Month LIBOR	EUR	4,470	3 Month EURIBOR minus 25 bps	Goldman Sachs & Co.	01/20/17	118,649	—	118,649
TRY	30,333	8.68%		14,786	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(2,907,400)	—	(2,907,400)
TRY	82,730	8.69%		39,812	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(7,441,250)	—	(7,441,250)
	275	3 Month LIBOR	EUR	210	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	38,844	—	38,844
	3,326	3 Month LIBOR	CHF	3,200	3 Month LIBOR minus 39.5 bps	Hong Kong & Shanghai Bank	04/09/16	(97,665)	—	(97,665)
	8,398	3 Month LIBOR	JPY	1,000,000	3 Month LIBOR minus 43.25 bps	Hong Kong & Shanghai Bank	02/10/17	24,952	—	24,952
	1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	255,173	—	255,173
	1,150	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25 bps	JPMorgan Chase	01/20/17	26,554	—	26,554
	25,520	3 Month LIBOR	EUR	20,000	3 Month EURIBOR minus 10.87 bps	JPMorgan Chase	10/31/15	3,013,810	—	3,013,810
	1,164	3 Month LIBOR plus 398 bps	EUR	950	4.500%	JPMorgan Chase	11/30/15	84,225	(20,152)	104,377
JPY	1,130,000	3 Month JPY LIBOR minus 43.35 bps		9,593	3 Month LIBOR	JPMorgan Chase	11/26/16	(136,674)	—	(136,674)
	JPY 4,520,000	3 Month JPY LIBOR minus 42.10 bps		38,289	3 Month LIBOR	JPMorgan Chase	11/28/16	(456,917)	—	(456,917)
	109,730	3 Month LIBOR	EUR	95,500	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	1,901,375	—	1,901,375
	1,351	1 Month LIBOR plus 88 bps	MXN	20,000	28 Day Mexican Interbank Rate	JPMorgan Chase	03/08/17	44,641	—	44,641
	1,700	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 46.75	JPMorgan Chase	05/03/17	25,979	—	25,979
	4,138	3 Month LIBOR plus 54.25	JPY	500,000	0.155%	JPMorgan Chase	10/26/17	(53,951)	—	(53,951)
	9,593	3 Month LIBOR	JPY	1,130,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	155,826	—	155,826
	38,289	3 Month LIBOR	JPY	4,520,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	440,651	—	440,651

								$387,386	$(546,377)	$933,763

See Notes to Financial Statements.

Prudential Total Return Bond Fund	93

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Total return swap agreements outstanding at April 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	01/12/2044	(50,326)	Pay fixed payments on the IFN Index and receive variable payments based on the 1 Month LIBOR	$(632,914)	$725,823	$(1,358,737)
JPMorgan Chase	01/12/2044	54,044	Receive fixed payments on the IFN Index and pay variable payments based on the 1 Month LIBOR	667,911	(883,322)	1,551,233

				$34,997	$(157,499)	$192,496

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$5,484,458	$—
Collateralized Loan Obligations	—	1,274,267,962	141,047,750
Non-Residential Mortgage-Backed Securities	—	200,818,582	42,400,000
Residential Mortgage-Backed Securities	—	901,450,602	20,899,283
Bank Loans	—	224,474,928	164,656
Commercial Mortgage-Backed Securities	—	708,504,905	6,211,731
Corporate Bonds	—	4,688,946,339	48,499,986
Covered Bonds	—	33,448,875	—

See Notes to Financial Statements.

94

	Level 1	Level 2	Level 3
Foreign Agencies	$—	$351,619,017	$—
Municipal Bonds	—	143,442,931	—
Sovereign Bonds	—	734,298,670	—
U.S. Government Agency Obligations	—	188,516,401	—
U.S. Treasury Obligations	—	708,766,804	—
Preferred Stock	569,580	—	—
Affiliated Mutual Funds	492,010,007	—	—
Commercial Paper	—	8,637,712	—
Options Purchased	108,781	9,249,470	—
Option Written	(81,125)	—	—
Other Financial Instruments*
Futures Contracts	(8,040,647)	—	—
Forward Foreign Currency Exchange Contracts	—	(4,633,940)	—
Cross Currency Exchange Contracts	—	600,758	—
Over-the-counter interest rate swaps	—	1,838,397	—
Exchange-traded interest rate swaps	—	6,547,035	—
Over-the-counter credit default swaps	—	(30,339)	—
Exchange-traded credit default swap	—	(2,131,811)	—
Currency Swap Agreements	—	387,386	—
Total Return Swap Agreements	—	34,997	—

Total	$484,566,596	$10,184,540,139	$259,223,406

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds
Balance as of 10/31/14	$100,257,910	$—	$29,611,024	$6,693,194	$—	$16,065,898
Realized gain (loss)	—	—	—	(6,812)	—	—
Change in unrealized appreciation (depreciation)***	(12,305)	2,968	—	(277,956)	(77,421)	570,943
Purchases	141,060,055	42,397,032	20,899,283	—	6,289,152	30,781,836
Sales	—	—	—	(5,146,160)	—	(628,102)
Accrued discount/premium	—	—	—	—	—	—
Transfers into Level 3	—	—	—	163,427	—	1,709,411
Transfers out of Level 3	(100,257,910)	—	(29,611,024)	(1,261,037)	—	—

Balance as of 04/30/15	$141,047,750	$42,400,000	$20,899,283	$164,656	$6,211,731	$48,499,986

See Notes to Financial Statements.

Prudential Total Return Bond Fund	95

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
***	Of which, $486,242 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2015	Valuation Methodology	Unobservable Inputs
Bank Loans	$164,656	Market Approach	Single Broker Indicative Quote
Collateralized Loans Obligations	64,797,750	Market Approach	Single Broker Indicative Quote
Collateralized Loans Obligations	76,250,000	Pricing at Cost	Unadjusted Purchase Price
Commercial Mortgage-Backed Securities	6,211,731	Market Approach	Single Broker Indicative Quote
Corporate Bonds	48,499,986	Market Approach	Single Broker Indicative Quote
Non-Residential Mortgage-Backed Securities	42,400,000	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	20,899,283	Market Approach	Single Broker Indicative Quote

	$259,223,406

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,261,037	L3 to L2	Single Broker quote to Average of Broker Quotes
Collateralized Loan Obligations	100,257,910	L3 to L2	Single Broker quote to Evaluated Bid
Residential Mortgage-Backed Securities	29,611,024	L3 to L2	Single Broker quote to Evaluated Bid
Bank Loans	163,427	L2 to L3	Average of Broker Quotes to Single Broker Quote
Corporate Bonds	1,709,411	L2 to L3	Evaluated Bid to Single Broker Quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

Collateralized Loan Obligations	13.9%
Banking	12.6
Residential Mortgage-Backed Securities	9.0
Sovereign Bonds	7.2
Commercial Mortgage-Backed Securities	7.0
U.S. Treasury Obligations	7.0
Healthcare & Pharmaceutical	5.0
Affiliated Mutual Funds (including 4.2% of collateral for securities on loan)	4.8
Technology	3.7%
Foreign Agencies	3.5
Telecommunications	2.7
Automotive	2.4
Non-Residential Mortgage-Backed Securities	2.4
Insurance	2.1
Foods	2.0
Electric	1.9
U.S. Government Agency Obligations	1.8

See Notes to Financial Statements.

96

Cable	1.8%
Chemicals	1.6
Municipal Bonds	1.4
Capital Goods	1.3
Media & Entertainment	1.1
Retailers	1.1
Non-Captive Finance	1.1
Building Materials & Construction	1.0
Energy—Other	0.9
Gaming	0.8
Pipelines & Other	0.8
Metals	0.7
Healthcare Insurance	0.7
Real Estate Investment Trusts	0.7
Airlines	0.5
Lodging	0.5
Energy—Integrated	0.3
Covered Bonds	0.3
Railroads	0.3%
Paper	0.2
Tobacco	0.2
Packaging	0.2
Consumer	0.2
Brokerage	0.1
Aerospace & Defense	0.1
Options Purchased	0.1
Commercial Paper	0.1
Energy—Refining	0.1
Collateralized Debt Obligations	0.1
Options Written	— *

107.3
Liabilities in excess of other assets	(7.3)

100.0%

*	Less than 0.05%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$5,510,304		Premium received for swap agreements	$10,095,034
Credit contracts	Due from/to broker— variation margin swaps	—	*	Due from/to broker—variation margin swaps	2,131,811	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	4,838,460		Unrealized depreciation on over-the-counter swap agreements	284,069

See Notes to Financial Statements.

Prudential Total Return Bond Fund	97

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Premium paid for swap agreements	$725,823		Premium received for swap agreements	$883,322
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	1,551,233		Unrealized depreciation on over-the-counter swap agreements	1,358,737
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	8,362,515		Unrealized depreciation on forward foreign currency exchange contracts	12,996,455
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	801,265		Unrealized depreciation on cross currency exchange contracts	200,507
Interest rate contracts	Due from/to broker—variation margin futures	5,649,853	*	Due from/to broker— variation margin futures	13,690,500	*
Interest rate contracts	Due from/to broker—variation margin swaps	15,065,529	*	Due from/to broker—variation margin swaps	8,518,494	*
Interest rate contracts	Unaffiliated investments	9,358,251		Options written outstanding, at value	81,125
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	13,866,017		Unrealized depreciation on over-the-counter swap agreements	11,093,857
Interest rate contracts	Premium paid for swap agreements	10,901		Premium received for swap agreements	557,278

Total		$65,740,151			$61,891,189

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$3,814,396	$3,814,396
Foreign exchange contracts	—	—	—	27,790,712	—	27,790,712
Interest rate contracts	(9,975,362)	6,470,741	35,261,201	—	(11,100,411)	20,656,169

Total	$(9,975,362)	$6,470,741	$35,261,201	$27,790,712	$(7,286,015)	$52,261,277

See Notes to Financial Statements.

98

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,675,053	$1,675,053
Equity contracts	—	—	—	—	192,496	192,496
Foreign exchange contracts	—	—	—	(7,068,652)	—	(7,068,652)
Interest rate contracts	481,095	1,002,170	(14,231,078)	—	4,370,814	(8,376,999)

Total	$481,095	$1,002,170	$(14,231,078)	$(7,068,652)	$6,238,363	$(13,578,102)

*	Included in net changed in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net changed in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2015, the Fund’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Notional Amount in USD (000))	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date)
$6,486,629	$1,437,267	$2,020,985,380	$1,064,545,060	$598,045,338

Forward Currency Contracts— Sold (Value at Settlement Date)	Cross Currency Contracts (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$676,204,360	$123,797	$3,216,319	$206,573

Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))	Total Return Swaps (Notional Amount in USD (000))
$409,811	$291,816	$20,006

See Notes to Financial Statements.

Prudential Total Return Bond Fund	99

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$3,640,411	$(3,640,411)	$—	$—
Barclays Capital Group	3,934,068	(341,520)	(3,320,443)	272,105
BNP Paribas	165,738	(165,738)	—	—
Citigroup Global Markets	11,007,428	(2,920,638)	(9,060,000)	—
Credit Suisse First Boston Corp.	1,497,085	(606,633)	(1,040,000)	—
Deutsche Bank AG	10,703,222	(2,104,208)	(8,484,174)	114,840
Goldman Sachs & Co.	1,829,766	(1,829,766)	—	—
Hong Kong & Shanghai Bank	429,164	(429,164)	—	—
JPMorgan Chase	10,047,990	(6,668,263)	(7,710,000)	—
Toronto Dominion	309,472	(59,552)	(343,591)	—
UBS AG	1,351,644	(727,849)	—	623,795

	$44,915,988

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(4,568,860)	$3,640,411	$—	$(928,449)
Barclays Capital Group	(341,520)	341,520	—	—
BNP Paribas	(3,084,366)	165,738	3,768,874	—
Citigroup Global Markets	(2,920,638)	2,920,638	—	—
Credit Suisse First Boston Corp.	(606,633)	606,633	—	—
Deutsche Bank AG	(2,104,208)	2,104,208	—	—
Goldman Sachs & Co.	(5,706,358)	1,829,766	4,263,355	—
Hong Kong & Shanghai Bank	(10,681,012)	429,164	10,699,543	—
JPMorgan Chase	(6,668,263)	6,668,263	—	—
Toronto Dominion	(59,552)	59,552	—	—
UBS AG	(727,849)	727,849	—	—

	$(37,469,259)

See Notes to Financial Statements.

100

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	101

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $416,653,827:
Unaffiliated Investments (cost $10,381,029,238)	$10,441,829,423
Affiliated Investments (cost $493,662,512)	492,010,007
Cash	1,431,132
Foreign currency, at value (cost $728,414)	738,263
Receivable for investments sold	339,432,374
Dividends and interest receivable	85,638,466
Receivable for Fund shares sold	69,159,915
Unrealized appreciation on over-the-counter swap agreements	20,255,710
Unrealized appreciation on forward foreign currency exchange contracts	8,362,515
Premium paid for swap agreements	6,247,028
Due from broker—variation margin swaps	2,605,681
Unrealized appreciation on cross currency exchange contracts	801,265
Prepaid expenses	1,352,552

Total assets	11,469,864,331

Liabilities
Payable for investments purchased	771,247,726
Payable to broker for collateral for securities on loan	429,565,283
Payable for Fund shares reacquired	29,798,526
Unrealized depreciation on forward foreign currency exchange contracts	12,996,455
Unrealized depreciation on over-the-counter swap agreements	12,736,663
Premium received for swap agreements	11,535,634
Management fee payable	3,468,148
Due to broker—variation margin futures	3,045,432
Accrued expenses and other liabilities	2,989,851
Dividends payable	2,313,968
Distribution fee payable	967,512
Unrealized depreciation on cross currency exchange contracts	200,507
Affiliated transfer agent fee payable	180,214
Options written outstanding, at value (premiums received $469,333)	81,125
Deferred directors’ fees	10,473

Total liabilities	1,281,137,517

Net Assets	$10,188,726,814

Net assets were comprised of:
Common stock, at par	$700,386
Paid-in capital in excess of par	10,108,401,603

10,109,101,989
Distributions in excess of net investment income	(27,397,393)
Accumulated net realized gain on investment and foreign currency transactions	56,023,950
Net unrealized appreciation on investments and foreign currencies	50,998,268

Net assets, April 30, 2015	$10,188,726,814

See Notes to Financial Statements.

102

Class A
Net asset value and redemption price per share ($2,694,047,526 ÷ 184,886,787 shares of common stock issued and outstanding)	$14.57
Maximum sales charge (4.50% of offering price)	0.69

Maximum offering price to public	$15.26

Class B
Net asset value, offering price and redemption price per share ($51,272,853 ÷ 3,518,160 shares of common stock issued and outstanding)	$14.57

Class C
Net asset value, offering price and redemption price per share ($374,021,504 ÷ 25,689,258 shares of common stock issued and outstanding)	$14.56

Class Q
Net asset value, offering price and redemption price per share ($1,914,457,674 ÷ 131,562,715 shares of common stock issued and outstanding)	$14.55

Class R
Net asset value, offering price and redemption price per share ($476,456,445 ÷ 32,630,880 shares of common stock issued and outstanding)	$14.60

Class Z
Net asset value, offering price and redemption price per share ($4,678,470,812 ÷ 322,097,952 shares of common stock issued and outstanding)	$14.52

See Notes to Financial Statements.

Prudential Total Return Bond Fund	103

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$114,395,120
Affiliated income from securities lending, net	318,508
Affiliated dividend income	275,947
Unaffiliated dividend income	22,033

Total income	115,011,608

Expenses
Management fee	16,361,675
Distribution fee—Class A	2,815,900
Distribution fee—Class B	261,841
Distribution fee—Class C	1,641,715
Distribution fee—Class R	594,929
Transfer agent’s fees and expenses (including affiliated expenses of $415,200)	2,828,000
Custodian and accounting fees	433,000
Shareholders’ reports	253,000
Registration fees	250,000
Directors’ fees	40,000
Audit fee	28,000
Legal fees and expenses	24,000
Insurance expenses	21,000
Loan interest expense	181
Miscellaneous	16,866

Total expenses	25,570,107
Less: Management fee waiver and/or expense reimbursement	(956,194)
Distribution fee waiver—Class A	(320,803)
Distribution fee waiver—Class B	(65,460)
Distribution fee waiver—Class R	(198,310)

Net expenses	24,029,340

Net investment income	90,982,268

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	4,934,973
Futures transactions	35,261,201
Options written transactions	6,470,741
Swap agreement transactions	(7,286,015)
Foreign currency transactions	40,290,629

79,671,529

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: ($58,942))	(5,357,557)
Futures	(14,231,078)
Options written	1,002,170
Swap agreements	6,238,363
Foreign currencies	(7,158,576)

(19,506,678)

Net gain on investment and foreign currency transactions	60,164,851

Net Increase In Net Assets Resulting From Operations	$151,147,119

See Notes to Financial Statements.

104

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$90,982,268	$88,900,320
Net realized gain on investment and foreign currency transactions	79,671,529	44,474,291
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(19,506,678)	35,458,973

Net increase in net assets resulting from operations	151,147,119	168,833,584

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(29,904,867)	(42,494,516)
Class B	(654,530)	(1,691,912)
Class C	(3,667,512)	(6,721,235)
Class Q	(17,617,101)	(2,900,036)
Class R	(2,171,768)	(2,618,540)
Class X	—	(2,135)
Class Z	(57,812,826)	(52,767,858)

	(111,828,604)	(109,196,232)

Distributions from net realized gains
Class A	(3,191,257)	—
Class B	(97,458)	—
Class C	(565,108)	—
Class Q	(845,672)	—
Class R	(223,099)	—
Class Z	(5,127,574)	—

	(10,050,168)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,073,193,117	2,514,580,508
Net asset value of shares issued in reinvestment of dividends and distributions	109,692,259	93,795,794
Net asset value of shares issued in merger (Note 8)	330,865,693	—
Cost of shares reacquired	(871,250,777)	(886,665,047)

Net increase in net assets from Fund share transactions	5,642,500,292	1,721,711,255

Total increase	5,671,768,639	1,781,348,607

Net Assets:
Beginning of period	4,516,958,175	2,735,609,568

End of period	$10,188,726,814	$4,516,958,175

See Notes to Financial Statements.

Prudential Total Return Bond Fund	105

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was incorporated in Maryland on September 1, 1994 and currently consists of two series: Prudential Total Return Bond Fund and Prudential Short Duration Multi-Sector Fund. These financial statements relate to Prudential Total Return Bond Fund (the “Fund”), a diversified series of the Company. The financial statements of the other series are not presented herein. The Fund’s investment objective is total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

106

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Total Return Bond Fund	107

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period.

108

Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign

Prudential Total Return Bond Fund	109

Notes to Financial Statements

(Unaudited) continued

portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risk may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter

110

option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund may enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate, and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed in the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Prudential Total Return Bond Fund	111

Notes to Financial Statements

(Unaudited) continued

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased

112

market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid

Prudential Total Return Bond Fund	113

Notes to Financial Statements

(Unaudited) continued

short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the

114

Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations

Prudential Total Return Bond Fund	115

Notes to Financial Statements

(Unaudited) continued

and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

116

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .46% for the six months ended April 30, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .43%

PI had contractually agreed through February 28, 2015 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets. Effective May 1, 2014, PI contractually agreed, through February 29, 2016, to amend the expense limitation such that net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest, brokerage commissions and transfer agency expenses, including sub-transfer agency and networking fees) do not exceed .46% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares. Formerly through April 11, 2014, the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, served as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Prudential Total Return Bond Fund	117

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated. PIMS has contractually agreed through December 31, 2015 to limit such expenses to .50% of the average daily net assets of the Class R shares. Additionally, PIMS voluntarily agreed to limit such fees to .75% of the average daily net assets of the Class B shares. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prior to the final conversion of Class X shares, Management received the maximum allowable amount of sales charges for Class X shares in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager were contributed back into the Fund and included in the Financial Highlights as a contribution to capital. During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as an increase in net investment income, an increase in distributions from net investment income related to Class X, and capital contributions to Class X. The impact is also reflected in the Financial Highlights for the years ended October 31, 2012, October 31, 2011, October 31, 2010 and October 31, 2009.

PIMS has advised the Fund that it has received $945,545 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2015, it received $2,795, $42,141 and $17,904 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended April 30, 2015, PIM has been compensated approximately $94,900 for the securities lending.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2015, were $6,623,148,145 and $1,423,291,043, respectively.

Transactions in options written during the six months ended April 30, 2015, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2014	2,709,900	$4,211,177
Options written	6,713,800	7,340,716
Options closed	(1,826,200)	(2,523,290)
Options expired	(7,302,500)	(8,559,270)

Options outstanding at April 30, 2015	295,000	$469,333

Prudential Total Return Bond Fund	119

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$10,902,563,836

Appreciation	139,365,723
Depreciation	(108,090,129)

Net Unrealized Appreciation	$31,275,594

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

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Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.5 billion shares of common stock authorized, $.001 par value per share, divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares, each of which consists of 525 million, 50 million, 50 million, 250 million, 250 million, 25 million and 350 million shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	99,679,907	$1,452,368,413
Shares issued in reinvestment of dividends and distributions	2,049,152	29,897,864
Shares reacquired	(19,199,746)	(278,937,470)

Net increase (decrease) in shares outstanding before conversion	82,529,313	1,203,328,807
Shares issued upon conversion from Class B, Class C and Class Z	244,085	3,549,041
Shares reacquired upon conversion into Class Z	(3,206,352)	(46,602,439)

Net increase (decrease) in shares outstanding	79,567,046	$1,160,275,409

Year ended October 31, 2014:
Shares sold	48,006,890	$688,848,928
Shares issued in reinvestment of dividends and distributions	2,654,638	38,002,888
Shares reacquired	(24,766,502)	(353,240,982)

Net increase (decrease) in shares outstanding before conversion	25,895,026	373,610,834
Shares issued upon conversion from Class B, Class X and Class Z	689,166	9,794,015
Shares reacquired upon conversion into Class Z	(4,526,495)	(65,368,351)

Net increase (decrease) in shares outstanding	22,057,697	$318,036,498

Class B
Six months ended April 30, 2015:
Shares sold	77,420	$1,125,730
Shares issued in reinvestment of dividends and distributions	41,978	612,377
Shares reacquired	(249,022)	(3,629,463)

Net increase (decrease) in shares outstanding before conversion	(129,624)	(1,891,356)
Shares reacquired upon conversion into Class A	(106,780)	(1,548,062)

Net increase (decrease) in shares outstanding	(236,404)	$(3,439,418)

Year ended October 31, 2014:
Shares sold	219,664	$3,135,871
Shares issued in reinvestment of dividends and distributions	95,878	1,371,023
Shares reacquired	(773,580)	(11,024,144)

Net increase (decrease) in shares outstanding before conversion	(458,038)	(6,517,250)
Shares reacquired upon conversion into Class A	(215,186)	(3,073,190)

Net increase (decrease) in shares outstanding	(673,224)	$(9,590,440)

Prudential Total Return Bond Fund	121

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2015:
Shares sold	7,043,781	$102,594,828
Shares issued in reinvestment of dividends and distributions	239,125	3,484,210
Shares reacquired	(1,770,460)	(25,766,218)

Net increase (decrease) in shares outstanding before conversion	5,512,446	80,312,820
Shares issued upon conversion from Class R and Class Z	5,514	79,939
Shares reacquired upon conversion into Class A and Class Z	(170,085)	(2,475,700)

Net increase (decrease) in shares outstanding	5,347,875	$77,917,059

Year ended October 31, 2014:
Shares sold	6,675,896	$95,918,082
Shares issued in reinvestment of dividends and distributions	392,217	5,604,366
Shares reacquired	(5,915,643)	(84,112,138)

Net increase (decrease) in shares outstanding before conversion	1,152,470	17,410,310
Shares reacquired upon conversion into Class Z	(317,864)	(4,555,223)

Net increase (decrease) in shares outstanding	834,606	$12,855,087

Class Q
Six months ended April 30, 2015:
Shares sold	125,432,025	$1,824,571,530
Shares issued in reinvestment of dividends and distributions	1,235,728	18,038,288
Shares reacquired	(9,682,007)	(140,949,149)

Net increase (decrease) in shares outstanding	116,985,746	$1,701,660,669

Year ended October 31, 2014:
Shares sold	12,971,119	$186,181,383
Shares issued in reinvestment of dividends and distributions	202,983	2,910,086
Shares reacquired	(953,710)	(13,631,148)

Net increase (decrease) in shares outstanding	12,220,392	$175,460,321

122

Class R	Shares	Amount
Six months ended April 30, 2015
Shares sold	6,956,440	$101,523,416
Shares issued in merger	19,147,713	281,662,862
Shares issued in reinvestment of dividends and distributions	172,702	2,524,680
Shares reacquired	(1,113,547)	(16,256,133)

Net increase (decrease) in shares outstanding before conversion	25,163,308	369,454,825
Shares reacquired upon conversion into Class C	(3,822)	(55,228)

Net increase (decrease) in shares outstanding	25,159,486	$369,399,597

Year ended October 31, 2014:
Shares sold	4,726,695	$67,667,249
Shares issued in reinvestment of dividends and distributions	157,951	2,267,048
Shares reacquired	(1,453,225)	(20,822,161)

Net increase (decrease) in shares outstanding	3,431,421	$49,112,136

Class X
Period ended April 11, 2014:*
Shares sold	7	$109
Shares issued in reinvestment of dividends and distributions	133	1,880
Shares reacquired	(295)	(4,059)

Net increase (decrease) in shares outstanding before conversion	(155)	(2,070)
Shares reacquired upon conversion into Class A	(22,632)	(320,324)

Net increase (decrease) in shares outstanding	(22,787)	$(322,394)

Class Z
Six months ended April 30, 2015:
Shares sold	178,566,991	$2,591,009,200
Shares issued in merger	3,363,158	49,202,831
Shares issued in reinvestment of dividends and distributions	3,788,531	55,134,840
Shares reacquired	(27,915,944)	(405,712,344)

Net increase (decrease) in shares outstanding before conversion	157,802,736	2,289,634,527
Shares issued upon conversion from Class A and Class C	3,365,402	48,763,278
Shares reacquired upon conversion into Class A and Class C	(117,872)	(1,710,829)

Net increase (decrease) in shares outstanding	161,050,266	$2,336,686,976

Year ended October 31, 2014:
Shares sold	102,951,720	$1,472,828,886
Shares issued in reinvestment of dividends and distributions	3,054,553	43,638,503
Shares reacquired	(28,407,368)	(403,830,415)

Net increase (decrease) in shares outstanding before conversion	77,598,905	1,112,636,974
Shares issued upon conversion from Class A and Class C	4,859,108	69,923,574
Shares reacquired upon conversion into Class A	(452,730)	(6,400,501)

Net increase (decrease) in shares outstanding	82,005,283	$1,176,160,047

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prudential Total Return Bond Fund	123

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The balance for the 1 day that the Fund had a loan outstanding during the period was $4,592,000, borrowed at an interest rate of 1.42%.

Note 8. Reorganization

On April 7, 2015, shareholders of the Target Total Return Bond Portfolio (“the Portfolio”) approved the reorganization of the Portfolio into the Prudential Total Return Bond Fund (“the Fund”). As a result of the reorganization, the assets and liabilities of the Portfolio were exchanged for shares of the Fund and the shareholders of the Portfolio are now shareholders of the Fund. The reorganization took place on April 24, 2015.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies.

124

The acquisition was accomplished by a tax-free exchange of the following shares on April 24, 2015:

Merged Portfolio		Acquiring Fund
Target Total Return Bond Portfolio		Prudential Total Return Bond Fund
Class	Shares	Class	Shares	Value
R	26,403,583	R	19,147,713	$281,662,862
T	4,571,649	Z	3,363,158	49,202,831

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio			Acquiring Fund
Target Total Return Bond Portfolio			Prudential Total Return Bond Fund
Class	Net Assets	Unrealized Appreciation	Class	Net Assets
R	$281,662,862	$3,691,090	R	$195,590,834
T	49,202,831	3,814,002	Z	4,607,994,346

Assuming the acquisition had been completed on November 1, 2014, the Fund’s results of operations for the six months ended April 30, 2015 were as follows:

Net investment income	$92,717,138	(a)
Net realized and unrealized gain on investments	68,273,907	(b)

	$160,991,045

(a)	$90,982,268, as reported in the Statement of Operations, plus $1,384,870 Net Investment Income from the Portfolio pre-merger, plus $350,000 of pro-forma eliminated expenses.
(b)	$60,164,851, as reported in the Statement of Operations, plus $8,109,056 Net Realized and Unrealized Gain (Loss) on Investments from Target Total Return Bond Portfolio pre-merger.

Because both the Portfolio and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Portfolio that have been included in the Fund’s Statement of Operations since April 24, 2015.

Prudential Total Return Bond Fund	125

Notes to Financial Statements

(Unaudited) continued

Note 9. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

126

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.48		$14.22	$14.78	$14.41	$14.27	$13.21
Income (loss) from investment operations:
Net investment income	.17		.39	.45	.47	.55	.58
Net realized and unrealized gain (loss) on investment transactions	.16		.36	(.40)	.72	.31	1.01
Total from investment operations	.33		.75	.05	1.19	.86	1.59
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.49)	(.46)	(.50)	(.56)	(.53)
Tax return of capital	-		-	(.02)	-	-	-
Distributions from net realized gains	(.02)		-	(.13)	(.32)	(.16)	-
Total dividends and distributions	(.24)		(.49)	(.61)	(.82)	(.72)	(.53)
Capital Contributions(e):	-		-	-	-	-	- (b)
Net asset value, end of period	$14.57		$14.48	$14.22	$14.78	$14.41	$14.27
Total Return(c):	2.29%		5.37%	.40%	8.67%	6.28%	12.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,694,048		$1,524,896	$1,183,870	$1,126,905	$555,062	$408,014
Average net assets (000)	$2,012,529		$1,251,861	$1,221,286	$835,198	$428,956	$339,741
Ratios to average net assets(d)(f):
Expenses after waivers and/or expense reimbursement	.80%	(g)	.83%	.85%	.85%	.85%	.85%
Expenses before waivers and/or expense reimbursement	.86%	(g)	.93%	.94%	.93%	1.02%	1.02%
Net investment income	2.42%	(g)	2.76%	3.09%	3.28%	3.92%	4.22%
Portfolio turnover rate	75%	(h)	95%	188%	256%	242%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	127

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.48		$14.22	$14.79	$14.42	$14.27	$13.21
Income (loss) from investment operations:
Net investment income	.14		.33	.37	.40	.48	.51
Net realized and unrealized gain (loss) on investment transactions	.15		.35	(.40)	.72	.32	1.01
Total from investment operations	.29		.68	(.03)	1.12	.80	1.52
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.42)	(.39)	(.43)	(.49)	(.46)
Tax return of capital	-		-	(.02)	-	-	-
Distributions from net realized gains	(.02)		-	(.13)	(.32)	(.16)	-
Total dividends and distributions	(.20)		(.42)	(.54)	(.75)	(.65)	(.46)
Capital Contributions(e):	-		-	-	-	-	- (b)
Net asset value, end of period	$14.57		$14.48	$14.22	$14.79	$14.42	$14.27
Total Return(c):	2.04%		4.84%	(.17)%	8.12%	5.83%	11.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,273		$54,377	$62,964	$70,398	$51,154	$47,886
Average net assets (000)	$52,799		$57,968	$69,093	$59,908	$46,957	$42,019
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30%	(f)	1.33%	1.35%	1.35%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.58%	(f)	1.63%	1.64%	1.63%	1.72%	1.72%
Net investment income	1.92%	(f)	2.28%	2.58%	2.78%	3.43%	3.73%
Portfolio turnover rate	75%	(g)	95%	188%	256%	242%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

128

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.47		$14.21	$14.78	$14.40	$14.26	$13.20
Income (loss) from investment operations:
Net investment income	.12		.29	.34	.36	.45	.50
Net realized and unrealized gain (loss) on investment transactions	.15		.35	(.40)	.73	.32	1.02
Total from investment operations	.27		.64	(.06)	1.09	.77	1.52
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.38)	(.36)	(.39)	(.47)	(.46)
Tax return of capital	-		-	(.02)	-	-	-
Distributions from net realized gains	(.02)		-	(.13)	(.32)	(.16)	-
Total dividends and distributions	(.18)		(.38)	(.51)	(.71)	(.63)	(.46)
Capital Contributions(e):	-		-	-	-	-	- (b)
Net asset value, end of period	$14.56		$14.47	$14.21	$14.78	$14.40	$14.26
Total Return(c):	1.92%		4.58%	(.42)%	7.93%	5.58%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$374,022		$294,271	$277,163	$322,371	$153,146	$99,621
Average net assets (000)	$331,047		$252,677	$329,363	$238,034	$108,297	$72,297
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.55%	(f)	1.58%	1.60%	1.60%	1.53%	1.35%
Expenses before waivers and/or expense reimbursement	1.58%	(f)	1.63%	1.64%	1.63%	1.72%	1.72%
Net investment income	1.65%	(f)	2.02%	2.34%	2.52%	3.24%	3.69%
Portfolio turnover rate	75%	(g)	95%	188%	256%	242%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	129

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,			December 27, 2010(a) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.46		$14.20	$14.76	$14.39	$13.70
Income (loss) from investment operations:
Net investment income	.20		.43	.49	.51	.50
Net realized and unrealized gain (loss) on investment transactions	.15		.37	(.39)	.72	.65
Total from investment operations	.35		.80	.10	1.23	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.54)	(.51)	(.54)	(.46)
Tax return of capital	-		-	(.02)	-	-
Distributions from net realized gains	(.02)		-	(.13)	(.32)	-
Total dividends and distributions	(.26)		(.54)	(.66)	(.86)	(.46)
Net asset value, end of period	$14.55		$14.46	$14.20	$14.76	$14.39
Total Return(c):	2.47%		5.74%	.74%	9.02%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,914,458		$210,717	$33,452	$29,290	$34,014
Average net assets (000)	$1,067,359		$78,632	$33,367	$28,908	$34,559
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.46%	(e)	.49%	.52%	.54%	.60%	(e)
Expenses before waivers and/or expense reimbursement	.49%	(e)	.51%	.52%	.54%	.60%	(e)
Net investment income	2.75%	(e)	3.06%	3.42%	3.61%	4.18%	(e)
Portfolio turnover rate	75%	(f)	95%	188%	256%	242%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

130

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.51		$14.24	$14.81	$14.44	$14.29	$13.20
Income (loss) from investment operations:
Net investment income	.15		.36	.41	.44	.51	.54
Net realized and unrealized gain (loss) on investment transactions	.16		.36	(.40)	.71	.33	1.04
Total from investment operations	.31		.72	.01	1.15	.84	1.58
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.45)	(.43)	(.46)	(.53)	(.49)
Tax return of capital	-		-	(.02)	-	-	-
Distributions from net realized gains	(.02)		-	(.13)	(.32)	(.16)	-
Total dividends and distributions	(.22)		(.45)	(.58)	(.78)	(.69)	(.49)
Capital Contributions(e):	-		-	-	-	-	- (b)
Net asset value, end of period	$14.60		$14.51	$14.24	$14.81	$14.44	$14.29
Total Return(c):	3.51%		5.17%	.08%	8.39%	6.09%	12.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$476,456		$108,373	$57,543	$25,028	$2,248	$952
Average net assets (000)	$159,956		$83,878	$44,298	$10,603	$1,445	$329
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	(f)	1.08%	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.33%	(f)	1.38%	1.39%	1.38%	1.47%	1.47%
Net investment income	2.16%	(f)	2.48%	2.84%	3.03%	3.65%	3.79%
Portfolio turnover rate	75%	(g)	95%	188%	256%	242%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	131

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended October 31,
	2014(g)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.25		$14.82	$14.45	$14.30	$13.23	$11.28
Income (loss) from investment operations:
Net investment income	.18		.45	.47	.55	.58	.55
Net realized and unrealized gain (loss) on investment transactions	.17		(.41)	.72	.32	1.01	1.99
Total from investment operations	.35		.04	1.19	.87	1.59	2.54
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.46)	(.50)	(.56)	(.53)	(.60)
Tax return of capital	-		(.02)	-	-	-	-
Distributions from net realized gains	-		(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.23)		(.61)	(.82)	(.72)	(.53)	(.60)
Capital Contributions (Note 2)(i):	-		-	- (b)	- (b)	.01	.01
Net asset value, end of period	$14.37		$14.25	$14.82	$14.45	$14.30	$13.23
Total Return(c):	2.46%		.32%	8.66%	6.34%	12.33%	23.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8		$325	$1,160	$2,156	$4,381	$6,494
Average net assets (000)	$131		$665	$1,527	$3,072	$5,043	$7,270
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.85%	(e)	.85%	.85%	.85%	.85%	.85%
Expenses before waivers and/or expense reimbursement	1.65%	(e)	1.64%	1.63%	1.72%	1.72%	1.82%
Net investment income	2.87%	(e)	3.08%	3.28%	3.93%	4.28%	4.64%
Portfolio turnover rate	95%	(f)(h)	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Calculated as of October 31, 2014.

(i) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

132

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.43		$14.17	$14.74	$14.37	$14.24	$13.18
Income (loss) from investment operations:
Net investment income	.19		.42	.48	.51	.57	.60
Net realized and unrealized gain (loss) on investment transactions	.15		.36	(.40)	.72	.32	1.02
Total from investment operations	.34		.78	.08	1.23	.89	1.62
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.52)	(.50)	(.54)	(.60)	(.56)
Tax return of capital	-		-	(.02)	-	-	-
Distributions from net realized gains	(.02)		-	(.13)	(.32)	(.16)	-
Total dividends and distributions	(.25)		(.52)	(.65)	(.86)	(.76)	(.56)
Capital Contributions(e):	-		-	-	-	-	- (b)
Net asset value, end of period	$14.52		$14.43	$14.17	$14.74	$14.37	$14.24
Total Return(c):	2.43%		5.65%	.59%	8.97%	6.49%	12.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,678,471		$2,324,324	$1,120,294	$818,157	$368,914	$153,727
Average net assets (000)	$3,597,022		$1,456,467	$1,370,007	$589,624	$186,108	$99,628
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.55%	(f)	.58%	.60%	.60%	.60%	.60%
Expenses before waivers and/or expense reimbursement	.58%	(f)	.63%	.64%	.63%	.72%	.72%
Net investment income	2.66%	(f)	2.99%	3.34%	3.54%	4.15%	4.42%
Portfolio turnover rate	75%	(g)	95%	188%	256%	242%	185%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	133

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of Prudential Investment Portfolios, Inc. 17, which is comprised of Prudential Total Return Bond Fund and Prudential Short Duration Multi-Sector Bond Fund, approved the following proposal. Shareholders of both Funds voted together for purposes of the proposal.

Proposal: To elect twelve Directors:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	192,280,805.165	97.693%	71.626%
WITHHELD	4,541,815.395	2.307%	1.691%

Kevin J. Bannon
FOR	192,498,551.489	97.804%	71.707%
WITHHELD	4,324,069.071	2.196%	1.610%

Linda W. Bynoe
FOR	192,308,337.950	97.707%	71.636%
WITHHELD	4,514,282.610	2.293%	1.681%

Keith F. Hartstein
FOR	192,507,288.621	97.808%	71.710%
WITHHELD	4,315,331.939	2.192%	1.607%

Michael S. Hyland
FOR	192,455,266.741	97.782%	71.691%
WITHHELD	4,367,353.819	2.218%	1.626%

Stephen P. Munn
FOR	192,393,057.007	97.750%	71.667%
WITHHELD	4,429,564.553	2.250%	1.650%

James E. Quinn
FOR	192,477,179.514	97.793%	71.699%
WITHHELD	4,345,441.046	2.207%	1.618%

Richard A. Redeker
FOR	192,312,981.041	97.709%	71.638%
WITHHELD	4,509,636.519	2.291%	1.679%

Stephen G. Stoneburn
FOR	192,350,196.138	97.728%	71.651%
WITHHELD	4,472,424.422	2.272%	1.666%

Grace C. Torres
FOR	192,403,472.898	97.755%	71.671%
WITHHELD	4,419,147.662	2.245%	1.646%

134

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	192,517,240.272	97.813%	71.714%
WITHHELD	4,305,380.288	2.187%	1.603%

Scott E. Benjamin
FOR	192,501,791.470	97.805%	71.708%
WITHHELD	4,320,829.090	2.195%	1.609%

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	86,490,716.574	45.925%	33.318%
AGAINST	4,787,061.160	2.542%	1.844%
ABSTAIN	1,519,065.022	0.807%	0.585%
BROKER NON-VOTE	95,534,859.442	50.726%	36.801%

TOTAL	188,331,702.198	100.000%	72.548%

Proposal: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	61,501,956.608	32.657%	23.692%
AGAINST	29,643,358.674	15.740%	11.419%
ABSTAIN	1,651,527.224	0.877%	0.636%
BROKER NON-VOTE	95,534,859.692	50.726%	36.801%

TOTAL	188,331,702.198	100.000%	72.548%

Prudential Total Return Bond Fund	135

Approval of Advisory Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), at an in-person meeting of the Board of Trustees (the Board) held on March 3-5, 2015, the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Prudential Investment Management, Inc. (PIM or the Subadviser) and Pramerica Investment Management Limited (PIML or the Sub-Subadviser), under which PIM may delegate subadvisory authority to PIML such that PIML may execute trades directly on behalf of the Fund. The Board noted that counsel to the Fund had issued an opinion that the delegation of subadvisory services by PIM to PIML with respect to the Fund would not constitute an assignment of the current subadvisory agreement between Prudential Investments LLC (the Manager) and PIM with respect to the Fund or a material amendment of the agreement, so that PIM and PIML could enter into the Sub-Subadvisory Agreement with respect to the Fund with Board approval but without shareholder approval being required under the 1940 Act.

In approving the Sub-Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Sub-Subadviser; any relevant comparable performance information; the fees, if any, proposed to be paid by PIM to the Sub-Subadviser under the Sub-Subadvisory Agreement and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager, the Subadviser and the Sub-Subadviser at or in advance of the meetings on March 3-5, 2015. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Sub-Subadvisory Agreement with respect to the Fund.

The Trustees determined that the overall arrangements between the Manager, the Subadviser and the Sub-Subadviser, which will serve as a sub-subadviser to the Fund pursuant to the terms of the Sub-Subadvisory Agreement, are in the best interests of the Fund and its shareholders in light of the services to be performed, the fees to be charged, if any, under the Sub-Subadvisory Agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Sub-Subadvisory Agreement with respect to the Fund are separately discussed below.

Nature, Quality and Extent of Services

The Board noted that it had received and considered information regarding the nature and extent of services currently provided to the Fund by PIM under the current

Prudential Total Return Bond Fund

Approval of Advisory Agreement (continued)

subadvisory agreement at the meetings on June 9-11, 2014. The Board also noted that PIM proposed to formally delegate trading and limited management authority for the Fund to PIML so that PIML will be authorized to act on behalf of the Fund and conduct real-time trading in either the United States or the United Kingdom, where PIML is organized. The Board noted the Manager’s statement that the existing arrangements, which require all trades on behalf of the Fund to be routed through PIM personnel in the US, create delays that potentially disadvantage the Fund and its shareholders.

With respect to the quality of services, the Board considered, among other things, the background and experience of the PIML management team and compliance personnel. The Board met with representatives from PIM and PIML and reviewed the qualifications, backgrounds and responsibilities of the personnel who would be authorized to act on behalf of the Funds. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to PIML. The Board noted that it received a favorable compliance report from the Fund’s Chief Compliance Officer (CCO) as to PIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment sub-subadvisory services anticipated to be provided to the Fund by PIML and that there was a reasonable basis on which to conclude that the Fund would benefit from the additional subadvisory services to be provided by PIML under the new Sub-Subadvisory Agreement. The Board noted the Manager’s statement that no member of the PIML portfolio management team would serve as a portfolio manager of the Fund.

Performance of the Fund

The Board noted that performance of other accounts managed by PIML was not a relevant factor for its consideration since PIML would not be responsible for managing Fund assets under the Sub-Subadvisory Agreement. The Board noted the Manager’s statements that PIML’s role would be limited to trading on behalf of the Fund and that PIM portfolio managers will oversee all transactions executed by PIML.

Investment Subadvisory Fee Rates

The Board noted that under the Sub-Subadvisory Agreement PIML will be paid a subadvisory fee, if any, by PIM, not the Fund or the Manager. The Board noted the Manager’s statement that the fees and expenses of the Fund and the fees paid by the Manager to PIM will not increase as a result of the Sub-Subadvisory Agreement.

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Subadviser’s Profitability

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board further noted that PIML is affiliated with PIM and the Manager and, a result, the Board will not separately consider PIML’s profitability since PIML’s profitability will be reflected in the Manager’s profitability report.

Economies of Scale

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board noted that it would review economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Sub-Subadviser or its Affiliates from Serving as Sub-Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by PIML and its affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by PIML, which included potential access to additional research resources and benefits to its reputation, were consistent with the types of benefits generally derived by subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the Sub-Subadvisory Agreement was in the best interests of the Fund and its shareholders.

Prudential Total Return Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL TOTAL RETURN BOND FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PTRQX	DTBRX	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B884	74440B801	74440B405

MF166E2    0278731-00002-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT DURATION MULTI-SECTOR BOND FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PRUDENTIAL INVESTMENT PORTFOLIOS INC. 17

Prudential Short Duration Multi-Sector Bond Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus

In an effort to further enhance the trading capabilities of the Prudential Short Duration Multi-Sector Bond Fund (the “Fund”), a series of Prudential Investment Portfolios Inc. 17, the Board of Directors has approved the addition of Pramerica Investment Management Limited (“PIML”), an indirect, wholly-owned subsidiary of Prudential Investment Management, Inc. (“PIM”), as a sub-subadviser to the Fund. PIM will continue to serve as the Fund’s subadviser with PIML providing investment advisory services with respect to securities in certain foreign markets.

To reflect this change, the Prospectus is revised as follows, effective on March 9, 2015:

I.	In the section of the Prospectus entitled Fund Summary—Management of the Fund, the following footnote is hereby added beneath the chart:

Pramerica Investment Management Limited (PIML), an indirect wholly-owned subsidiary of Prudential Investment Management, Inc., serves as a sub-subadviser to the Fund.

II.	In the section of the Prospectus entitled How the Fund is Managed—Investment Subadviser, the following is hereby added:

Pramerica Investment Management Limited (PIML), an indirect wholly-owned subsidiary of PIM, serves as a sub-subadviser to the Fund pursuant to a sub-subadvisory agreement with PIM. PIML is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PIML provides investment advisory services with respect to securities in certain foreign markets. As of October 2014, PIML managed approximately $18.4 billion in assets.

LR734

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration Multi-Sector Bond Fund

Prudential Short Duration Multi-Sector Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Since Inception
Class A	1.12%	2.09%	2.54% (12/23/13)
Class C	0.85	1.42	1.65 (12/23/13)
Class Q	1.34	2.46	3.00 (12/23/13)
Class Z	1.34	2.43	2.96 (12/23/13)
Barclays US Government/Credit 1-3 Year Index	0.56	1.05	1.44
Lipper Short-Intermediate Investment-Grade Debt Funds Average	0.93	1.66	2.92

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Since Inception
Class A		–1.10%	–0.81% (12/23/13)
Class C		0.57	1.15 (12/23/13)
Class Q		2.59	2.14 (12/23/13)
Class Z		2.57	2.12 (12/23/13)
Barclays US Government/Credit 1-3 Year Index		1.12	1.09
Lipper Short-Intermediate Investment-Grade Debt Funds Average		1.97	2.26

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

Barclays US Government/Credit 1-3 Year Index

The Barclays US Government/Credit 1-3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Lipper Short-Intermediate Investment-Grade Debt Funds Average

The Lipper Short-Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short-Intermediate Investment-Grade Debt Funds category for the periods noted. The Lipper Average consists of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/15
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.27	2.04%	1.64%
Class C	0.23	1.38	0.97
Class Q	0.28	2.35	2.07
Class Z	0.28	2.36	1.90

Prudential Short Duration Multi-Sector Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
US Treasury Notes, 0.750%, 04/15/2018	6.1%
Structured Asset Investment Loan Trust, Series 2004-8, Class A8, 1.181%, 09/25/2034	1.3
HSBC Home Equity Loan Trust USA, Series 2006-3, Class M1, 0.441%, 03/20/2036	1.0
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM, 4.780%, 07/15/2042	0.9
Home Equity Asset Trust, Series 2003-8, Class M1, 1.261%, 04/25/2034	0.9

Holdings reflect only long-term investments and are subject to change.

Credit Quality expressed as a percentage of total investments as of 4/30/15
AAA	30.74%
AA	6.38
A	18.72
BBB	16.69
BB	16.85
B	7.88
CC	0.09
Not Rated	1.49
Cash/Cash Equivalents	1.16
Total Investments	100.00%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P, or Fitch. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Short Duration Multi-Sector Bond Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,011.20	0.85%	$4.24
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class C	Actual	$1,000.00	$1,008.50	1.60%	$7.97
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class Q	Actual	$1,000.00	$1,013.40	0.60%	$3.00
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

Class Z	Actual	$1,000.00	$1,013.40	0.60%	$3.00
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.22%	0.85%
C	1.94	1.60
Q	0.87	0.60
Z	0.94	0.60

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short Duration Multi-Sector Bond Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.8%

ASSET-BACKED SECURITIES 23.3%

Collateralized Debt Obligation 0.1%
GEMC CDO Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.150%(a)	06/23/17	134	$133,629

Collateralized Loan Obligations 14.5%
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A	1.815(a)	07/20/26	400	399,670
Series 2014-AA, Class B2, 144A	4.580	07/20/26	500	499,209
Anchorage Capital CLO 3 Ltd. (Cayman Islands),
Series 2014-3A, Class A1, 144A	1.779(a)	04/28/26	800	798,387
Series 2014-3A, Class A2A, 144A	2.529(a)	04/28/26	250	251,909
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class A, 144A	1.776(a)	10/12/23	250	250,089
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.375(a)	04/15/25	500	491,945
Atlas Senior Loan Fund VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.815(a)	10/15/26	250	249,784
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.676(a)	10/22/25	250	248,171
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A	1.774(a)	04/17/26	500	498,995
Series 2014-5A, Class A2A, 144A	2.424(a)	04/17/26	500	498,695
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.727(a)	10/17/26	250	248,858
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.791(a)	04/18/27	500	499,185
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.875(a)	10/20/26	250	250,240
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.558(a)	02/14/25	250	247,651
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	1.825(a)	04/20/26	800	799,092
Series 2014-2A, Class A1, 144A	1.785(a)	10/18/26	250	249,207
Series 2015-1A, Class A, 144A	1.825(a)	04/22/27	750	750,000
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.725(a)	07/15/26	250	248,902
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	1.271(a)	05/05/27	250	248,975

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%	01/25/27	350	$353,830
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.814(a)	04/15/27	400	399,800
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	1.847(a)	05/15/26	250	250,189
Series 2014-1A, Class B, 144A	2.507(a)	05/15/26	250	249,945
Magnetite CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.755(a)	04/15/26	450	450,385
Magnetite CLO XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.725(a)	01/18/27	250	248,811
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.745(a)	04/15/26	500	498,389
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.817(a)	05/21/27	250	249,734
Regatta III CLO Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.795(a)	04/15/26	450	450,202
Rosedale CLO Ltd. (Cayman Islands), Series I-A, Class B, 144A	0.748(a)	07/24/21	400	395,688
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350	07/17/26	500	504,460
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.325(a)	04/15/25	350	344,026
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A	4.730	04/18/26	300	305,066
Series 2014-3A, Class A, 144A	1.896(a)	01/22/27	750	748,407
Treman Park CLO LLC (Cayman Islands),
Series 2015-1A, Class A, 144A	1.761(a)	04/20/27	250	249,613
Tyron Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.395(a)	07/15/25	250	245,872
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.775(a)	04/20/26	800	798,357

				14,471,738

Non-Residential Mortgage-Backed Securities 0.9%
Hertz, Series 2015-1A, Class A	2.730	03/25/21	500	500,000
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160	11/15/24	400	403,735

				903,735

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 7.8%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%(a)	03/25/33	142	$141,409
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.231(a)	12/25/33	306	289,357
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.157(a)	12/15/33	230	220,185
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	1.036(a)	08/25/34	318	293,060
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.681(a)	03/25/43	461	450,205
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	1.036(a)	06/25/34	330	306,283
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	0.781(a)	06/25/33	121	102,870
Fremont Home Loan Trust, Series 2004-2, Class M1	1.036(a)	07/25/34	615	552,072
Home Equity Asset Trust, Series 2003-8, Class M1	1.261(a)	04/25/34	913	861,351
HSBC Home Equity Loan Trust USA,
Series 2006-3, Class M1	0.441(a)	03/20/36	1,000	963,653
Series 2006-4, Class M2	0.461(a)	03/20/36	250	235,440
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.201(a)	10/25/33	399	376,449
Option One Mortgage Accep. Corp.
Asset-Backed Certificates, Series 2003-3, Class A2	0.781(a)	06/25/33	159	148,026
Asset-Backed Certificates, Series 2003-4, Class A2	0.821(a)	07/25/33	474	441,790
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	0.881(a)	04/25/33	299	288,887
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	0.881(a)	08/25/33	269	263,985
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.181(a)	09/25/34	1,342	1,325,575
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375(a)	02/25/55	486	485,906

				7,746,503

TOTAL ASSET-BACKED SECURITIES (cost $23,148,211)				23,255,605

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) 3.7%

Automobiles 0.5%
Chrysler Group LLC, Term Loan	3.250%	12/31/18	495	$495,206

Biotechnology 0.1%
Grifols SA, Term Loan	3.269	02/26/21	99	99,248

Commercial Services & Supplies 0.2%
TransUnion LLC, Term Loan, PIK	4.000	04/09/21	198	198,825

Food Products 0.1%
Pinnacle Foods Finance LLC, Term Loan	3.000	04/29/20	87	87,106

Health Care Providers & Services 0.6%
Capsugel Holdings US, Inc., Term Loan	3.500	08/01/18	233	232,877
Community Health Systems, Inc., Term Loan	3.434	12/31/18	348	350,273

				583,150

Hotels, Restaurants & Leisure 0.2%
B.C. Unlimited Liability Co., Term Loan B	4.500	12/10/21	99	100,214
Hilton Worldwide Finance LLC, Term Loan	3.500	10/26/20	85	85,095

				185,309

Independent Power & Renewable Electricity Producers 0.5%
NRG Energy, Inc., Term Loan	2.750	07/01/18	494	492,263

IT Services 0.4%
Vantiv LLC, Term Loan	2.275	06/13/19	481	472,427

Media 0.6%
CBS Outdoor Americas CAP Co., Term Loan	3.000	02/01/21	100	99,844
Charter Communications Operating LLC, Term Loan	3.000	07/01/20	494	492,330

				592,174

Pharmaceuticals 0.3%
Biomet, Inc., Term Loan	3.778	07/25/17	300	299,906

Semiconductors & Semiconductor Equipment 0.2%
Avago Technologies Finance Pte. Ltd., Term Loan	3.750	05/06/21	173	173,430

TOTAL BANK LOANS (cost $3,668,793)				3,679,044

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES 12.0%
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class A4	5.356%	10/10/45	500	$513,481
Series 2007-2, Class A1A	5.731(a)	04/10/49	40	42,503
Series 2007-5, Class A1A	5.361	02/10/51	207	222,726
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class A4	4.668	07/10/43	242	242,238
Series 2005-6, Class AM	5.331(a)	09/10/47	200	203,559
Bank of America Mortgage, Series 2005-CKI1, Class AM	5.448(a)	11/12/37	200	203,154
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A2	1.987	04/10/46	250	253,050
Series 2014-GC21, Class A4	3.575	05/10/47	250	265,151
Commercial Mortgage Trust,
Series 2005-GG5, Class AM	5.277(a)	04/10/37	750	759,523
Series 2012-CR1, Class XA, IO	2.284(a)	05/15/45	1,386	137,653
Series 2013-CR7, Class A1	0.716	03/10/46	49	49,174
Series 2013-CR10, Class A2	2.972	08/10/46	250	260,000
Series 2014-CR15, Class XB, IO, 144A	0.023	02/10/47	157,461	273,667
Commercial Mortgage Trust Pass-Through Certificates,
Series 2010-C1, Class A1, 144A	3.156	07/10/46	294	294,888
Series 2012-CR3, Class A1	0.666	10/15/45	213	211,930
Series 2014-UBS2, Class XB, IO, 144A	0.209(a)	03/10/47	42,900	535,821
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AM	5.646(a)	02/15/39	225	231,321
Series 2006-C2, Class A1A	5.859(a)	03/15/39	128	131,476
Series 2006-C3, Class A1A	6.000(a)	06/15/38	273	283,199
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642	08/10/44	250	255,887
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.184(a)	01/25/20	8,396	338,129
Series K007, Class X1, IO	1.346(a)	04/25/20	7,188	313,752
Series K008, Class X1, IO	1.807(a)	06/25/20	1,400	89,844
Series K018, Class X1, IO	1.583(a)	01/25/22	3,163	241,310
Series K020, Class X1, IO	1.597(a)	05/25/22	1,943	161,429
Series K025, Class X1, IO	1.023(a)	10/25/22	6,919	374,906
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class A1A	5.233	11/10/45	456	462,802
Series 2006-C1, Class A4	5.238(a)	11/10/45	76	76,538

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.500%(a)	04/10/47	15,000	$515,490
GS Mortgage Securities Trust, Series 2014-GC18, Class XB, IO	0.228(a)	01/10/47	20,000	247,260
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class A4	5.423(a)	01/12/43	120	120,634
Series 2005-LDP2, Class AM	4.780	07/15/42	900	899,269
Series 2005-LDP3, Class AJ	5.168(a)	08/15/42	372	375,011
Series 2005-LDP4, Class AM	4.999(a)	10/15/42	270	271,657
ML-CFC Commercial Mortgage Trust,
Series 2006-2, Class AM	6.070(a)	06/12/46	130	136,009
Series 2007-6, Class A4	5.485	03/12/51	300	319,412
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class A1A	5.422(a)	02/12/44	162	172,220
Series 2007-HQ12, Class A3	5.861(a)	04/12/49	400	399,399
Series 2011-C3, Class A2	3.224	07/15/49	249	254,980
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB	5.997	06/15/45	10	9,835
Series 2006-C27, Class A1A	5.749(a)	07/15/45	255	266,279
Series 2006-C28, Class A1A	5.559	10/15/48	210	220,190
Series 2007-C31, Class A5	5.500	04/15/47	300	321,937

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,145,514)				11,958,693

CORPORATE BONDS 46.7%

Aerospace & Defense 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	03/15/18	225	241,200
Ducommun, Inc., Gtd. Notes	9.750	07/15/18	125	132,500
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/01/21	25	26,028

				399,728

Airlines 0.5%
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust	4.950	01/15/23	183	199,873
Delta Air Lines, 2010-2 Class A Pass-Through Trust, Pass Through Certificates	4.950	05/23/19	163	174,180

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines 2014-1 Class A Pass-Through Trust, Pass Through Certificates	4.000%	04/11/26	160	$169,600

				543,653

Automobiles 1.5%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125	02/15/19	225	231,750
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375	01/16/18	700	710,658
General Motors Financial Co., Inc., Gtd. Notes	3.500	07/10/19	295	302,116
Jaguar Land Rover Automotive Plc (United Kingdom), Gtd. Notes, 144A	4.250	11/15/19	200	205,500

				1,450,024

Banks 10.0%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	2.375	03/16/20	240	241,563
Bank of America Corp.,
Jr. Sub. Notes	8.125(a)	12/29/49	175	189,000
Sr. Unsec’d. Notes	2.600	01/15/19	520	528,025
Sr. Unsec’d. Notes, MTN	1.144(a)	04/01/19	250	251,800
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	250	264,220
Sr. Unsec’d. Notes, MTN	5.650	05/01/18	125	138,235
Sub. Notes	3.950	04/21/25	125	123,117
Sub. Notes	5.420	03/15/17	100	106,219
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	310	312,704
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	05/15/24	200	207,834
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	550	565,432
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	250	251,339
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750	09/15/17	125	140,124
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.300	04/27/25	100	99,027
Sr. Unsec’d. Notes	3.875	10/25/23	300	312,074
Sr. Unsec’d. Notes	8.500	05/22/19	475	587,711
Citigroup, Inc., Sub. Notes	5.500	02/15/17	200	214,058
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750	03/26/20	250	250,877
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22	400	442,646
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625	01/25/16	125	127,553

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%	04/25/19	200	$202,549
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100	04/05/21	125	141,940
JPMorgan Chase & Co.,
Jr. Sub. Notes	7.900(a)	04/29/49	200	213,000
Sr. Unsec’d. Notes	6.000	01/15/18	550	612,803
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	400	452,314
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A	5.800	01/13/20	375	437,501
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300	01/30/19	350	355,379
Morgan Stanley,
Jr. Sub. Notes	5.450(a)	12/31/49	75	75,563
Sr. Unsec’d. Notes, MTN	6.625	04/01/18	200	226,563
Sub. Notes	3.950	04/23/27	275	269,956
PNC Bank NA, Sub. Notes	4.200	11/01/25	350	379,617
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	4.375	03/16/16	125	128,670
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375	03/25/19	325	330,460
U.S. Bancorp, Sr. Unsec’d. Notes, MTN	0.677(a)	04/25/19	500	498,969
Wells Fargo & Co.,
Jr. Sub. Notes	7.980(a)	03/29/49	200	220,000
Sr. Unsec’d. Notes, MTN	3.000	01/22/21	75	77,215

				9,976,057

Beverages 0.2%
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750	01/01/20	200	209,500

Biotechnology 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	3.875	11/15/21	250	268,918
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400	12/01/21	100	112,057

				380,975

Building Products 0.2%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $215,750; purchased 11/21/14)(b)(c)	6.750	05/01/21	200	212,500

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Markets 2.3%
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375%(a)	12/31/49	175	$174,825
Sr. Unsec’d. Notes	3.500	01/23/25	325	325,098
Sr. Unsec’d. Notes	4.000	03/03/24	200	209,142
Sub. Notes	5.625	01/15/17	75	80,001
HCA, Inc., Sr. Sec’d. Notes	4.250	10/15/19	225	235,125
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750(a)	03/15/17	75	83,333
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.100(a)	12/31/49	125	129,375
Sr. Unsec’d. Notes	3.625	05/13/24	350	360,305
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500	01/26/20	400	453,099
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes, MTN	2.000	09/13/16	150	151,450
Sr. Unsec’d. Notes, MTN	2.750	03/19/19	100	101,926
Sr. Unsec’d. Notes, MTN	4.125	01/19/16	30	30,625

				2,334,304

Chemicals 2.0%
Ashland, Inc.,
Sr. Unsec’d. Notes	3.000	03/15/16	200	201,375
Sr. Unsec’d. Notes	3.875	04/15/18	100	103,000
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375	05/01/21	275	298,375
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	100	108,104
Sr. Unsec’d. Notes	4.250	11/15/20	150	163,776
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400	06/01/17	100	102,101
Koppers, Inc., Gtd. Notes	7.875	12/01/19	255	255,956
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	350	411,380
Monsanto Co., Sr. Unsec’d. Notes	4.400	07/15/44	25	25,551
PolyOne Corp., Sr. Unsec’d. Notes	7.375	09/15/20	200	210,500
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625	12/15/20	75	78,938

				1,959,056

Commercial Services & Supplies 0.2%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250	07/15/17	130	129,350

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Services & Supplies (cont’d.)
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	100	$114,510

				243,860

Construction Materials 0.7%
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $212,500; purchased 06/30/14)(b)(c)	6.875	05/01/18	200	206,876
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875	04/30/19	250	276,095
US Concrete, Inc., Sr. Sec’d. Notes	8.500	12/01/18	225	239,625

				722,596

Consumer Finance 0.6%
American Express Co., Jr. Sub. Notes	5.200(a)	12/31/49	55	55,688
CIT Group, Inc.,
Sr. Unsec’d. Notes	4.250	08/15/17	100	101,750
Sr. Unsec’d. Notes	5.250	03/15/18	200	207,300
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750	12/15/19	225	236,812

				601,550

Containers & Packaging 0.5%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19	200	202,500
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19	250	280,625

				483,125

Diversified Consumer Services 0.2%
Service Corp. International, Sr. Unsec’d. Notes	7.625	10/01/18	200	231,000

Diversified Financial Services 0.3%
Leucadia National Corp., Sr. Unsec’d. Notes	5.500	10/18/23	100	102,551
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500	11/14/22	220	221,628

				324,179

Diversified Telecommunication Services 3.0%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875	01/01/20	400	441,000

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Telecommunication Services (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400%	05/15/25	375	$371,039
Sr. Unsec’d. Notes	4.500	05/15/35	35	34,272
Sr. Unsec’d. Notes	4.750	05/15/46	45	43,994
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350	02/14/19	200	203,241
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125	10/01/18	150	168,937
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250	04/01/19	200	207,250
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21	50	57,375
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000	05/15/17	250	254,375
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250	11/15/21	390	423,637
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.500	11/01/21	595	619,460
Sr. Unsec’d. Notes, 144A	4.672	03/15/55	125	117,005

				2,941,585

Electric Utilities 1.1%
Commonwealth Edison Co., Sec’d. Notes	2.150	01/15/19	25	25,457
DPL, Inc.,
Sr. Unsec’d. Notes	6.500	10/15/16	53	55,650
Sr. Unsec’d. Notes, 144A	6.750	10/01/19	275	294,250
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	131,876
PG&E Corp., Sr. Unsec’d. Notes	2.400	03/01/19	300	303,081
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400	01/15/21	300	327,525

				1,137,839

Energy Equipment & Services 0.4%
CGG SA (France), Gtd. Notes	7.750	05/15/17	41	40,180
Nabors Industries, Inc., Gtd. Notes	2.350	09/15/16	100	100,295
Weatherford International LLC, Gtd. Notes	6.350	06/15/17	200	213,523

				353,998

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	19

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Food & Staples Retailing 0.4%
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17	250	$277,669
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $134,531; purchased 8/27/14)(b)(c)	8.875	12/15/17	125	131,406

				409,075

Food Products 1.4%
BRF SA (Brazil), Gtd. Notes, 144A	5.875	06/06/22	200	220,000
Bunge Ltd. Finance Corp., Gtd. Notes	3.200	06/15/17	100	103,090
Darling Ingredients, Inc., Gtd. Notes	5.375	01/15/22	75	76,313
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250	01/29/18	200	206,302
Mondelez International, Inc., Sr. Unsec’d. Notes	2.250	02/01/19	100	101,043
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625	04/14/18	150	163,687
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/01/18	300	307,500
Tyson Foods, Inc., Gtd. Notes	6.600(a)	04/01/16	250	262,647

				1,440,582

Health Care Equipment & Supplies 1.1%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500	12/15/18	300	317,250
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	100	102,986
Medtronic, Inc., Gtd. Notes, 144A	2.500	03/15/20	645	658,577

				1,078,813

Health Care Providers & Services 2.1%
Capella Healthcare, Inc., Gtd. Notes	9.250	07/01/17	300	309,000
CHS/Community Health Systems, Inc., Gtd. Notes	7.125	07/15/20	100	107,250
Cigna Corp., Sr. Unsec’d. Notes	4.500	03/15/21	100	111,702
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500	09/15/18	250	280,000
HCA, Inc., Gtd. Notes	8.000	10/01/18	375	435,938
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000	01/15/20	275	296,670
MedAssets, Inc., Gtd. Notes	8.000	11/15/18	300	312,750
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250	11/01/18	175	189,394

				2,042,704

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Hotels, Restaurants & Leisure 1.2%
Felcor Lodging LP, Sr. Sec’d. Notes	6.750%	06/01/19	350	$362,687
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19	200	206,041
Sr. Unsec’d. Notes	3.250	09/15/22	100	101,009
MGM Resorts International, Gtd. Notes	8.625	02/01/19	275	316,594
MTR Gaming Group, Inc., Sec’d. Notes	11.500	08/01/19	125	134,687
Pinnacle Entertainment, Inc., Gtd. Notes	8.750	05/15/20	100	105,125

				1,226,143

Household Durables 0.7%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000	06/15/22	100	104,106
Standard Pacific Corp., Gtd. Notes	8.375	05/15/18	325	373,344
Whirlpool Corp.,
Sr. Unsec’d. Notes	2.400	03/01/19	150	151,517
Sr. Unsec’d. Notes	4.700	06/01/22	100	109,518

				738,485

Independent Power & Renewable Electricity Producers 0.4%
Dynegy, Inc., Gtd. Notes, 144A	6.750	11/01/19	350	365,750

Insurance 1.4%
Aon Corp., Gtd. Notes	3.125	05/27/16	450	460,129
Axis Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	250	285,567
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	250	274,532
XLIT Ltd. (Ireland), Gtd. Notes	2.300	12/15/18	400	405,828

				1,426,056

IT Services 0.9%
Brightstar Corp., Gtd. Notes, 144A (original cost $440,000; purchased 02/21/14)(b)(c)	9.500	12/01/16	400	416,500
First Data Corp.,
Gtd. Notes	11.250	01/15/21	75	84,375
Sr. Sec’d. Notes, 144A	7.375	06/15/19	152	157,890
Sr. Sec’d. Notes, 144A	8.875	08/15/20	250	264,375

				923,140

Machinery 0.4%
Case New Holland Industrial, Inc., Gtd. Notes	7.875	12/01/17	100	110,250
Terex Corp., Gtd. Notes	6.500	04/01/20	125	130,625

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	21

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Machinery (cont’d.)
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	100	$109,650

				350,525

Media 1.9%
AMC Networks, Inc., Gtd. Notes	7.750	07/15/21	350	381,500
Carmike Cinemas, Inc., Sec’d. Notes	7.375	05/15/19	225	237,645
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	275	310,750
Dish DBS Corp., Gtd. Notes	7.125	02/01/16	425	439,875
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375	07/28/17	100	107,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $206,500; purchased 08/27/14)(b)(c)	5.000	08/01/18	200	206,500
National CineMedia LLC, Sr. Unsec’d. Notes	7.875	07/15/21	150	158,430

				1,842,575

Metals & Mining 1.3%
AK Steel Corp., Sr. Sec’d. Notes	8.750	12/01/18	300	318,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125	06/01/18	100	106,750
CITIC Ltd. (China), Sr. Unsec’d. Notes, MTN, RegS	6.875	01/21/18	300	333,159
FMG Resources (August 2006) Pty. Ltd. (Australia), Gtd. Notes, 144A	6.875	02/01/18	156	161,000
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	3.600	01/15/17	200	206,460
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, RegS	6.750	06/07/16	200	204,740

				1,330,109

Oil, Gas & Consumable Fuels 1.2%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.680(a)	04/08/19	200	86,000
Devon Energy Corp., Sr. Unsec’d. Notes	2.250	12/15/18	250	252,854
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700	04/01/19	50	49,958
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	250	257,765

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $136,719; purchased 05/21/14)(b)(c)	7.625%	04/15/21	125	$130,625
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500	04/01/20	50	57,796
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A	7.250	12/12/21	300	237,000
Gtd. Notes, RegS	5.375	01/26/19	120	93,924
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600	08/15/18	75	76,306

				1,242,228

Paper & Forest Products 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $228,412; purchased 02/05/14)(b)(c)	5.400	11/01/20	200	227,129
International Paper Co., Sr. Unsec’d. Notes	7.500	08/15/21	100	125,226
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	100	119,280

				471,635

Pharmaceuticals 1.0%
Actavis Funding SCS,
Gtd. Notes	3.800	03/15/25	75	75,808
Gtd. Notes	4.550	03/15/35	165	165,610
Actavis, Inc., Gtd. Notes	1.875	10/01/17	100	100,227
Forest Laboratories, Inc., Gtd. Notes, 144A	4.375	02/01/19	125	133,484
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.375	03/15/20	225	230,766
Gtd. Notes, 144A	6.750	08/15/18	225	238,219

				944,114

Professional Services 0.3%
TransUnion, Sr. Unsec’d. Notes	9.625	06/15/18	300	302,250

Real Estate Investment Trusts (REITs) 1.1%
Digital Realty Trust LP, Gtd. Notes	4.500	07/15/15	115	115,274
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	4.375	11/01/18	50	51,750
Gtd. Notes	4.875	11/01/20	225	228,938
HCP, Inc., Sr. Unsec’d. Notes	3.750	02/01/19	100	105,055

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	23

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty LP, Gtd. Notes	5.000%	11/03/15	100	$101,831
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875	10/01/19	100	118,174
Realty Income Corp., Sr. Unsec’d. Notes	6.750	08/15/19	220	258,454
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	100	105,500

				1,084,976

Road & Rail 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21	100	105,686
CSX Corp., Sr. Unsec’d. Notes	5.600	05/01/17	100	108,719
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $101,859; purchased 01/07/14)(b)(c)	2.800	11/01/18	100	103,063
Hertz Corp. (The),
Gtd. Notes	6.750	04/15/19	100	103,479
Gtd. Notes	7.500	10/15/18	125	129,844

				550,791

Semiconductors & Semiconductor Equipment 0.5%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	100	101,477
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750	06/01/18	425	436,687

				538,164

Software 0.4%
First Data Corp., Gtd. Notes	12.625	01/15/21	50	59,025
Intuit, Inc., Sr. Unsec’d. Notes	5.750	03/15/17	300	323,897

				382,922

Specialty Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	1.300	01/13/17	150	150,480
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19	75	66,945
L Brands, Inc., Gtd. Notes	5.625	02/15/22	75	82,313
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.875	11/15/19	275	290,812

				590,550

Technology Hardware, Storage & Peripherals
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750	01/14/19	25	25,634

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Tobacco 0.2%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22		100	$99,505
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125	05/17/21		100	108,944

					208,449

Trading Companies & Distributors 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750	05/15/19		150	151,875
United Rentals North America, Inc., Gtd. Notes	7.375	05/15/20		250	269,572

					421,447

Wireless Telecommunication Services 2.2%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20		100	112,600
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23		200	216,607
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, 144A	6.625	06/01/20		225	230,355
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	7.000	02/15/20		200	204,000
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, 144A	11.625	01/31/20		200	223,900
Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	115	145,425
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375	07/29/20		400	417,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000	11/15/18		250	284,452
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125	04/30/18		300	316,800

					2,151,139

TOTAL CORPORATE BONDS (cost $46,315,167)					46,593,785

FOREIGN GOVERNMENT BONDS 2.8%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000	06/26/17	EUR	100	135,584
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, RegS	5.250	02/01/16	JPY	10,000	54,858
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		120	134,276
Sr. Unsec’d. Notes	6.375	03/29/21		210	244,520
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	11.625	03/04/19		100	133,250

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	25

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.500%	12/01/18	EUR	20	$24,932
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500	03/01/24	EUR	100	141,029
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	10,000	87,118
Sr. Unsec’d. Notes, RegS	4.500	06/08/15	JPY	5,000	42,014
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250	07/14/17	EUR	200	242,648
Portugal Government International Bond (Portugal), Unsec’d. Notes, RegS	5.125	10/15/24		300	324,135
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS	4.750	06/14/19	EUR	75	98,017
Sr. Unsec’d. Notes, RegS	6.400	02/15/16	EUR	200	235,749
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250	02/22/17		200	214,303
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.875	01/22/24		30	32,963
Sr. Unsec’d. Notes, RegS	6.750	02/07/22		60	72,150
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A	4.125	02/18/19		200	211,815
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		200	236,928
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500	04/05/16	EUR	100	116,372

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,947,233)					2,782,661

MUNICIPAL BONDS 0.4%

California 0.1%
University Of California, Revenue Bonds	3.931	05/15/45		25	24,969
University Of California, Revenue Bonds, Series J	4.131	05/15/45		25	24,854

					49,823

New Jersey 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414	01/01/40		100	148,778

Puerto Rico 0.2%
Commonwealth of Puerto Rico, General Obligation	5.500	07/01/16		200	206,302

TOTAL MUNICIPAL BONDS (cost $401,190)					404,903

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

NON-CORPORATE FOREIGN AGENCIES 2.2%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	200	$193,667
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150	01/22/19	50	50,549
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375	11/04/16	200	207,556
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300	11/12/15	200	200,250
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	9.125	07/02/18	350	396,203
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS	7.250	06/28/17	100	109,500
Gtd. Notes, RegS	7.750	01/20/20	200	234,784
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000	05/20/16	70	68,600
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500	01/21/21	500	548,750
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750	04/10/17	200	199,969

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,175,736)				2,209,828

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Notes	0.750	04/15/18	6,140	6,110,737
U.S. Treasury Notes	0.875	01/15/18	200	200,140

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,319,193)				6,310,877

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.4%
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.681(a)	02/25/25	171	171,889
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.179(a)	12/01/21	236	232,680

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $403,676)				404,569

TOTAL LONG-TERM INVESTMENTS (cost $97,524,713)				97,599,965

			Shares
SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MONEY MARKET MUTUAL FUND 1.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,316,416) (Note 3)(d)			1,316,416	1,316,416

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	27

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED* 0.1%

Call Options 0.1%
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15
	Citigroup Global Markets	303	$6,404
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15
	Barclays Capital Group	460	24,607
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16
	Citigroup Global Markets	206	14,208
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16
	Citigroup Global Markets	324	35,145

			80,364

Put Options
90 Day Euro Dollar Futures expiring 12/14/15, Strike Price $98.75		15	188
expiring 12/14/15, Strike Price $99.25		15	1,087
expiring 12/14/15, Strike Price $99.12		15	675
expiring 12/14/15, Strike Price $98.87		15	262

			2,212

TOTAL OPTIONS PURCHASED (cost $86,419)			82,576

TOTAL SHORT-TERM INVESTMENTS (cost $1,402,835)			1,398,992

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 99.2% (cost $98,927,548; Note 5)			98,998,957

OPTION WRITTEN*

Put Option
90 Day Euro Dollar Futures expiring 12/14/15, Strike Price $99.00 (premiums received $9,559)		60	(1,650)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.2% (cost $98,917,989; Note 5)			98,997,307
Other assets in excess of liabilities(e) 0.8%			783,822

NET ASSETS 100.0%			$99,781,129

See Notes to Financial Statements.

28

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BBSW—Australian Bank Bill Swap Reference Rate

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chili Interbank Rate Average

COLIBOR—Columbia Interbank Offered Rate

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

IO—Interest Only

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OIS— Overnight Index Swap

PIK—Payment-in-Kind

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

ZAR— South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	29

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,676,271. The aggregate value of $1,634,599 is approximately 1.6% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
79	2 Year U.S. Treasury Notes	Jun. 2015	$17,301,562	$17,321,984	$20,422
95	10 Year U.S. Treasury Notes	Jun. 2015	12,249,609	12,195,625	(53,984)
13	U.S. Ultra Treasury Bonds	Jun. 2015	2,169,711	2,138,500	(31,211)

					(64,773)

	Short Position:
50	5 Year U.S. Treasury Notes	Jun. 2015	5,993,094	6,006,641	(13,547)

					$(78,320)

(1)	Cash of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2015.

Forward foreign currency exchange contracts outstanding at April 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/16/15	Barclays Capital Group	AUD	31	$24,800	$24,347	$(453)
Expiring 07/16/15	Deutsche Bank AG	AUD	32	24,800	25,040	240
Expiring 07/16/15	JPMorgan Chase	AUD	31	24,800	24,541	(259)
Expiring 07/16/15	JPMorgan Chase	AUD	32	24,600	25,066	466
Brazilian Real,
Expiring 06/26/15	JPMorgan Chase	BRL	123	39,000	40,148	1,148
British Pound,
Expiring 07/28/15	Citigroup Global Markets	GBP	112	169,640	172,115	2,475
Expiring 07/28/15	JPMorgan Chase	GBP	33	49,200	50,125	925
Expiring 07/28/15	JPMorgan Chase	GBP	49	74,400	75,364	964

See Notes to Financial Statements.

30

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 07/16/15	Citigroup Global Markets	CAD	30	$24,800	$24,910	$110
Expiring 07/16/15	Citigroup Global Markets	CAD	31	24,500	25,348	848
Expiring 07/16/15	Citigroup Global Markets	CAD	42	34,400	34,947	547
Expiring 07/16/15	Citigroup Global Markets	CAD	60	49,200	49,456	256
Expiring 07/16/15	JPMorgan Chase	CAD	132	105,576	109,558	3,982
Chinese Renminbi,
Expiring 07/09/15	JPMorgan Chase	CNH	1,723	275,468	276,428	960
Euro,
Expiring 07/28/15	Barclays Capital Group	EUR	46	49,600	51,239	1,639
Expiring 07/28/15	Barclays Capital Group	EUR	82	89,300	92,283	2,983
Expiring 07/28/15	Citigroup Global Markets	EUR	134	148,500	150,708	2,208
Expiring 07/28/15	Citigroup Global Markets	EUR	137	148,800	153,866	5,066
Hong Kong Dollar,
Expiring 06/09/15	Bank of America	HKD	3,963	511,139	511,262	123
Expiring 06/09/15	Bank of America	HKD	3,963	511,139	511,262	123
Expiring 06/09/15	Barclays Capital Group	HKD	7,925	1,022,250	1,022,523	273
Hungarian Forint,
Expiring 07/22/15	Citigroup Global Markets	HUF	6,157	22,131	22,715	584
Expiring 07/22/15	Citigroup Global Markets	HUF	6,832	24,800	25,208	408
Expiring 07/22/15	Deutsche Bank AG	HUF	8,023	29,700	29,602	(98)
Indian Rupee,
Expiring 07/24/15	Goldman Sachs & Co.	INR	10,481	163,951	162,114	(1,837)
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	2,174	140,422	140,845	423
Expiring 07/22/15	Deutsche Bank AG	MXN	380	24,800	24,593	(207)
New Zealand Dollar,
Expiring 07/16/15	Bank of America	NZD	97	71,497	73,228	1,731
Norwegian Krone,
Expiring 07/23/15	Citigroup Global Markets	NOK	380	49,500	50,404	904
Expiring 07/23/15	JPMorgan Chase	NOK	732	92,775	96,991	4,216
Philippine Peso,
Expiring 05/11/15	Citigroup Global Markets	PHP	6,902	155,425	154,904	(521)
Polish Zloty,
Expiring 07/23/15	Citigroup Global Markets	PLN	91	24,800	25,221	421
Expiring 07/23/15	Citigroup Global Markets	PLN	145	38,839	40,127	1,288
Singapore Dollar,
Expiring 07/24/15	Barclays Capital Group	SGD	33	24,800	24,682	(118)
Expiring 07/24/15	Barclays Capital Group	SGD	66	49,600	49,929	329
Expiring 07/24/15	Citigroup Global Markets	SGD	33	24,600	25,029	429
Expiring 07/24/15	Citigroup Global Markets	SGD	65	49,500	49,326	(174)
Expiring 07/24/15	Citigroup Global Markets	SGD	100	74,400	75,201	801
Expiring 07/24/15	Deutsche Bank AG	SGD	66	49,600	49,723	123
Expiring 07/24/15	Toronto Dominion	SGD	66	49,600	49,896	296

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	31

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 07/23/15	Bank of America	SEK	213	$24,600	$25,580	$980
Expiring 07/23/15	Barclays Capital Group	SEK	416	49,500	50,006	506
Expiring 07/23/15	Deutsche Bank AG	SEK	414	49,500	49,796	296
Swiss Franc,
Expiring 07/28/15	JPMorgan Chase	CHF	116	123,800	124,397	597
Expiring 07/28/15	UBS AG	CHF	2	2,274	2,329	55

				$4,836,326	$4,872,382	36,056

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/16/15	Bank of America	AUD	99	$75,269	$78,389	$(3,120)
Expiring 07/16/15	Barclays Capital Group	AUD	32	24,500	25,586	(1,086)
Expiring 07/16/15	Citigroup Global Markets	AUD	31	24,800	24,777	23
Brazilian Real,
Expiring 06/26/15	Barclays Capital Group	BRL	21	6,614	6,890	(276)
British Pound,
Expiring 07/28/15	Citigroup Global Markets	GBP	63	93,947	96,646	(2,699)
Canadian Dollar,
Expiring 07/16/15	Citigroup Global Markets	CAD	90	74,300	74,510	(210)
Chinese Renminbi,
Expiring 07/09/15	JPMorgan Chase	CNH	807	129,100	129,505	(405)
Czech Koruna,
Expiring 07/23/15	Citigroup Global Markets	CZK	822	32,125	33,681	(1,556)
Expiring 07/23/15	Citigroup Global Markets	CZK	629	24,600	25,771	(1,171)
Euro,
Expiring 07/28/15	Bank of America	EUR	385	417,315	433,069	(15,754)
Expiring 07/28/15	Citigroup Global Markets	EUR	385	417,199	433,070	(15,871)
Hungarian Forint,
Expiring 07/22/15	Citigroup Global Markets	HUF	6,516	23,359	24,041	(682)
Indian Rupee,
Expiring 07/24/15	Citigroup Global Markets	IND	6,344	98,400	98,118	282
Japanese Yen,
Expiring 07/28/15	Bank of America	JPY	86,385	727,123	724,291	2,832
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	765	49,200	49,547	(347)

See Notes to Financial Statements.

32

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 07/16/15	Citigroup Global Markets	NZD	32	$24,800	$24,544	$256
Expiring 07/16/15	JPMorgan Chase	NZD	92	68,900	69,539	(639)
Expiring 07/16/15	JPMorgan Chase	NZD	33	24,800	25,017	(217)
Philippine Peso,
Expiring 05/11/15	Citigroup Global Markets	PHP	2,531	56,200	56,794	(594)
Singapore Dollar,
Expiring 07/24/15	JPMorgan Chase	SGD	100	74,109	75,372	(1,263)
Swedish Krona,
Expiring 07/23/15	Bank of America	SEK	259	29,890	31,094	(1,204)
Expiring 07/23/15	Deutsche Bank AG	SEK	379	43,055	45,590	(2,535)
Swiss Franc,
Expiring 07/28/15	Deutsche Bank AG	CHF	47	49,200	50,487	(1,287)

				$2,588,805	$2,636,328	(47,523)

						$(11,467)

Cross currency exchange contracts outstanding at April 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/22/15	Buy	EUR	46	HUF	13,953	$116	Citigroup Global Markets
07/23/15	Buy	EUR	46	CZK	1,257	(9)	Citigroup Global Markets
07/23/15	Buy	EUR	23	CZK	628	16	Barclays Capital Group
07/23/15	Buy	PLN	184	EUR	46	(528)	Citigroup Global Markets
07/23/15	Buy	PLN	92	EUR	23	(339)	Toronto Dominion
07/23/15	Buy	EUR	55	PLN	220	533	Barclays Capital Group
07/23/15	Buy	EUR	46	PLN	186	188	JPMorgan Chase
07/28/15	Buy	EUR	46	CHF	48	307	Bank of America
07/28/15	Buy	EUR	113	CHF	118	48	JPMorgan Chase
07/28/15	Buy	EUR	67	CHF	70	(87)	JPMorgan Chase
07/28/15	Buy	EUR	88	GBP	65	(29)	Deutsche Bank AG
07/28/15	Buy	EUR	69	JPY	8,846	2,840	JPMorgan Chase

						$3,056

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	33

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Interest rate swap agreements outstanding at April 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements
BRL	579	01/01/21	12.640%	Brazil Interbank lending rate(2)	$5,298	$—	$5,298	Deutsche Bank AG
CLP	50,000	02/25/20	3.910%	1 Day CLOIS(2)	413	—	413	JPMorgan Chase
COP	10,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	6	—	6	Deutsche Bank AG
COP	70,000	04/17/20	5.050%	1 Day COLIBOR OIS(2)	17	—	17	Deutsche Bank AG
COP	120,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	380	—	380	JPMorgan Chase
ZAR	2,350	11/04/29	8.180%	3 Month JIBAR(2)	234	(24)	258	JPMorgan Chase

					$6,348	$(24)	$6,372

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	200	03/07/29	4.743%	6 Month BBSW(2)	$—	$29,154	$29,154
CAD	1,150	01/09/20	1.710%	3 Month Canadian Bankers Acceptances(1)	—	(15,499)	(15,499)
EUR	400	01/30/16	0.495%	6 Month EURIBOR(1)	—	(1,677)	(1,677)
EUR	500	08/04/16	0.078%	6 Month EURIBOR(1)	(67)	(2,098)	(2,031)
EUR	200	08/01/19	0.346%	6 Month EURIBOR(1)	—	(4,391)	(4,391)
GBP	120	11/03/24	1.960%	1 Day GBP OIS(1)	—	(8,142)	(8,142)
GBP	150	01/08/25	1.325%	1 Day GBP OIS(1)	—	3,489	3,489
JPY	10,000	02/26/35	1.194%	6 Month JPY LIBOR(2)	—	861	861
JPY	25,000	03/03/35	1.149%	6 Month JPY LIBOR(2)	—	1,102	1,102
MXN	9,700	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	500	(326)	(826)
MXN	5,000	04/18/19	5.480%	28 Day Mexican Interbank rate(2)	—	5,301	5,301
MXN	5,250	08/20/19	5.110%	28 Day Mexican Interbank rate(2)	(20)	(247)	(227)
MXN	8,100	08/13/24	6.120%	28 Day Mexican Interbank rate(2)	446	4,248	3,802
MXN	3,150	12/27/24	5.795%	28 Day Mexican Interbank rate(2)	—	(6,464)	(6,464)
MXN	1,100	07/27/34	6.720%	28 Day Mexican Interbank rate(2)	(16)	1,053	1,069
	9,200	09/17/15	0.181%	3 Month LIBOR(2)	—	(70)	(70)
	7,800	09/17/15	0.185%	3 Month LIBOR(2)	—	(19)	(19)
	11,200	10/28/15	0.278%	3 Month LIBOR(1)	—	449	449
	9,500	10/28/15	0.282%	3 Month LIBOR(1)	—	430	430
	980	03/11/20	1.824%	3 Month LIBOR(1)	—	(14,274)	(14,274)
	21,350	12/31/21	1.787%	3 Month LIBOR(1)	(9,517)	118,511	128,028
	1,500	12/31/21	1.850%	3 Month LIBOR(1)	—	2,407	2,407

See Notes to Financial Statements.

34

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (cont’d.):
ZAR	300	01/12/25	7.430%	3 Month JIBAR(2)	$—	$(774)	$(774)
ZAR	800	01/13/25	7.430%	3 Month JIBAR(2)	—	(2,062)	(2,062)
ZAR	2,100	01/13/25	7.440%	3 Month JIBAR(2)	—	(5,296)	(5,296)

					$(8,674)	$105,666	$114,340

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at April 30, 2015(4)	Value at Trade Date	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(2):
CDX.NA.IG.24.V1	06/20/20	1.000%	9,000	$(173,024)	$(164,529)	$(8,495)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.8.AAA	10/17/57	0.500%	2,000	$(70,654)	$(84,846)	$14,192	UBS AG

Cash of $931,636 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at April 30, 2015.

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	35

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	115	3 Month LIBOR	EUR	100	3 month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	$2,660	$—	$2,660
JPY	20,000	3 Month JPY LIBOR minus 43.35 bps		170	3 Month LIBOR	JPMorgan Chase	11/26/16	(2,220)	—	(2,220)
JPY	80,000	3 Month JPY LIBOR minus 42.10 bps		678	3 Month LIBOR	JPMorgan Chase	11/28/16	(7,327)	—	(7,327)
	804	3 Month LIBOR	EUR	700	3m EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	14,356	—	14,356
	168	3 Month LIBOR	JPY	20,000	3 month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	631	(42)	673
	671	3 Month LIBOR	JPY	80,000	3 month JPY LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	808	(161)	969

								$8,908	$(203)	$9,111

See Notes to Financial Statements.

36

Total return swap agreements outstanding at April 30, 2015:

Counterparty	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	(527)	Pay fixed payments on the IFN Index and receive variable payments based on the 1 Month LIBOR	$(5,764)	$7,600	$(13,364)
JPMorgan Chase	578	Received fixed payments on the IFN Index and pay variable payments based on the 1 Month LIBOR	6,051	(9,447)	15,498

			$287	$(1,847)	$2,134

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation	$—	$133,629	$—
Collateralized Loan Obligations	—	13,072,963	1,398,775
Non-Residential Mortgage-Backed Securities	—	403,735	500,000
Residential Mortgage-Backed Securities	—	7,746,503	—
Bank Loans	—	3,679,044	—
Commercial Mortgage-Backed Securities	—	11,958,693	—
Corporate Bonds	—	46,050,132	543,653
Foreign Government Bonds	—	2,782,661	—
Municipal Bonds	—	404,903	—
Non-Corporate Foreign Agencies	—	2,209,828	—
U.S. Treasury Obligations	—	6,310,877	—
Residential Mortgage-Backed Securities	—	404,569	—

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	37

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Affiliated Money Market Mutual Fund	$1,316,416	$—	$—
Options Purchased	2,212	80,364	—
Options Written	(1,650)	—	—
Other Financial Instruments*
Futures Contracts	(78,320)	—	—
Forward Foreign Currency Exchange Contracts	—	(11,467)	—
Cross Currency Exchange Contracts	—	3,056	—
Over-the-counter interest rate swaps	—	6,348	—
Exchange-traded interest rate swaps	—	114,340	—
Over-the-counter credit default swaps	—	(70,654)	—
Exchange-traded credit default swaps	—	(8,495)	—
Currency Swap Agreements	—	8,908	—
Total Return Swap Agreements	—	287	—

Total	$1,238,658	$95,280,224	$2,442,428

The following is a reconcilliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Non-Residential Mortgage-Backed Securities	Corporate Bonds
Balance as of 10/31/14	$250,000	$—	$548,873
Accrued discount/premium	21	1	(20,346)
Realized gain (loss)	—	—	(1,215)
Change in unrealized appreciation (depreciation)**	(346)	32	16,341
Purchases	1,399,100	499,967	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(250,000)	—	—

Balance as of 4/30/15	$1,398,775	$500,000	$543,653

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $16,027 was included in Net Assets relating to securities held at the reporting period end.

See Notes to Financial Statements.

38

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralized Loan Obligations	$1,398,775	Market approach	Single Broker indicative quote
Asset-Backed Securities—Non-Residential Mortgage-Backed Securities	500,000	Cost	Unadjusted purchase price
Corporate Bonds	543,653	Market approach	Single Broker indicative quote

	$2,442,428

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Collateralized Loan Obligations	$250,000	L3 to L2	Single Broker Quote to Evaluated Bid

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2015 was as follows:

Collateralized Loan Obligations	14.5%
Commercial Mortgage-Backed Securities	12.0
Banks	10.0
Residential Mortgage-Backed Securities	8.2
U.S. Treasury Obligations	6.3
Diversified Telecommunication Services	3.0
Foreign Government Bonds	2.8
Health Care Providers & Services	2.7
Media	2.5
Capital Markets	2.3
Non-Corporate Foreign Agencies	2.2
Wireless Telecommunication Services	2.2
Chemicals	2.0
Automobiles	2.0
Food Products	1.5
Insurance	1.4
Hotels, Restaurants & Leisure	1.4
IT Services	1.3
Metals & Mining	1.3
Affiliated Money Market Mutual Fund	1.3
Pharmaceuticals	1.3%
Oil, Gas & Consumable Fuels	1.2
Electric Utilities	1.1
Real Estate Investment Trusts (REITs)	1.1
Health Care Equipment & Supplies	1.1
Non-Residential Mortgage-Backed Securities	0.9
Independent Power & Renewable Electricity Producers	0.9
Household Durables	0.7
Construction Materials	0.7
Semiconductors & Semiconductor Equipment	0.7
Consumer Finance	0.6
Specialty Retail	0.6
Road & Rail	0.6
Airlines	0.5
Containers & Packaging	0.5
Biotechnology	0.5
Paper & Forest Products	0.5
Commercial Services & Supplies	0.4
Trading Companies & Distributors	0.4

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	39

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Food & Staples Retailing	0.4%
Municipal Bonds	0.4
Aerospace & Defense	0.4
Software	0.4
Energy Equipment & Services	0.4
Machinery	0.4
Diversified Financial Services	0.3
Professional Services	0.3
Diversified Consumer Services	0.2
Building Products	0.2
Beverages	0.2%
Tobacco	0.2
Collateralized Debt Obligations	0.1
Options Purchased	0.1
Options Written	— *

99.2
Other assets in excess of liabilities	0.8

100.0%

*	Less than 0.05%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$20,422	*	Due from/to broker—variation margin futures	$98,742	*
Interest rate contracts	Due from/to broker—variation margin swaps	176,092	*	Due from/to broker—variation margin swaps	70,247	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	40,528		Unrealized depreciation on over-the-counter swap agreements	22,911
Interest rate contracts	Unaffiliated investments	82,576		Written options outstanding, at value	1,650
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	43,116		Unrealized depreciation on forward foreign currency exchange contracts	54,583
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	4,048		Unrealized depreciation on cross currency exchange contracts	992

See Notes to Financial Statements.

40

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	$14,192	—	$—
Credit contracts	Premiums paid for swap agreements	7,600	Premiums received for swap agreements	94,520

Total		$388,574		$343,645

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for six months ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options(1)	Futures	Written Options	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$(195,719)	$511,194	$128,267	$(662,156)	$—	$(218,414)
Foreign exchange contracts	—	—	—	(7,854)	297,572	289,718
Credit contracts	—	—	—	(30,542)	—	(30,542)

Total	$(195,719)	$511,194	$128,267	$(700,552)	$297,572	$40,762

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options(3)	Futures	Written Options	Swaps	Forward & Cross Currency Contracts(4)	Total
Interest rate contracts	$(37,700)	$(121,146)	$21,452	$298,349	$—	$160,955
Foreign exchange contracts	—	—	—	—	(69,092)	(69,092)
Credit contracts	—	—	—	14,808	—	14,808

Total	$(37,700)	$(121,146)	$21,452	$313,157	$(69,092)	$106,671

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	41

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

For the six months ended April 30, 2015, the Fund’s average volume of derivative activities are as follows:

Options Purchased(1)	Futures Long Positions(2)	Futures Short Positions(2)	Cross Currency Exchange Contracts(2)	Forward Currency Exchange Purchase Contracts(3)	Forward Currency Exchange Sale Contracts(3)
$98,932	$36,103,533	$12,357,438	$625,400	$5,289,970	$5,452,689

Options Written(4)	Interest Rate Swaps(4)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Total Return Swaps(4)	Currency Swaps(4)
$311,667	$38,892,359	$6,000,000	$666,667	$368,333	$868,667

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$6,096	$(6,096)	$—	$—
Barclays Capital Group	30,886	(1,933)	—	28,953
Citigroup Global Markets	73,202	(24,362)	—	48,840
Deutsche Bank AG	5,980	(4,156)	—	1,824
Goldman Sachs & Co.	2,660	(1,837)	—	823
JPMorgan Chase	56,481	(35,455)	—	21,026
Toronto Dominion	296	(296)	—	—
UBS AG	14,247	(14,247)	—	—

	$189,848

See Notes to Financial Statements.

42

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(20,078)	$6,096	$—	$(13,982)
Barclays Capital Group	(1,933)	1,933	—	—
Citigroup Global Markets	(24,362)	24,362	—	—
Deutsche Bank AG	(4,156)	4,156	—	—
Goldman Sachs & Co.	(1,837)	1,837	—	—
JPMorgan Chase	(35,455)	35,455	—	—
Toronto Dominion	(339)	296	—	(43)
UBS AG	(84,846)	14,247	—	(70,599)

	$(173,006)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	43

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $97,611,132)	$97,682,541
Affiliated Investments (cost $1,316,416)	1,316,416
Cash	57,020
Deposit with broker	1,156,748
Dividends and interest receivable	889,540
Receivable for investments sold	752,097
Receivable for Fund shares sold	330,254
Due from broker—variation margin swaps	174,354
Unrealized appreciation on over-the-counter swap agreements	54,720
Unrealized appreciation on forward foreign currency exchange contracts	43,116
Premium paid for swap agreements	7,600
Unrealized appreciation on cross currency exchange contracts	4,048
Prepaid expenses	334

Total assets	102,468,788

Liabilities
Payable for investments purchased	2,389,730
Premium received for swap agreements	94,520
Unrealized depreciation on forward foreign currency exchange contracts	54,583
Accrued expenses and other liabilities	48,258
Payable for Fund shares reacquired	38,747
Unrealized depreciation on over-the-counter swap agreements	22,911
Management fee payable	17,254
Due to broker—variation margin futures	16,031
Distribution fee payable	1,754
Options written outstanding, at value (premiums received $9,559)	1,650
Unrealized depreciation on cross currency exchange contracts	992
Dividends payable	865
Affiliated transfer agent fee payable	364

Total liabilities	2,687,659

Net Assets	$99,781,129

Net assets were comprised of:
Common stock, at par	$10,143
Paid-in capital in excess of par	101,135,079

101,145,222
Accumulated net investment loss	(1,189,466)
Accumulated net realized loss on investment and foreign currency transactions	(303,528)
Net unrealized appreciation on investments and foreign currencies	128,901

Net assets, April 30, 2015	$99,781,129

See Notes to Financial Statements.

44

Class A
Net asset value and redemption price per share, ($2,177,580 ÷ 221,468 shares of common stock issued and outstanding)	$9.83
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.16

Class C
Net asset value, offering price and redemption price per share, ($2,028,862 ÷ 206,252 shares of common stock issued and outstanding)	$9.84

Class Q
Net asset value, offering price and redemption price per share, ($90,924,445 ÷ 9,242,672 shares of common stock issued and outstanding)	$9.84

Class Z
Net asset value, offering price and redemption price per share, ($4,650,242 ÷ 472,694 shares of common stock issued and outstanding)	$9.84

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	45

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$1,471,600
Affiliated dividend income	1,947

Total income	1,473,547

Expenses
Management fee	229,316
Distribution fee—Class A	1,998
Distribution fee—Class C	5,702
Custodian and accounting fees	53,000
Registration fees	45,000
Audit fee	30,000
Reports to shareholders	18,000
Legal fees and expenses	10,000
Directors’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $800)	2,000
Insurance fees	1,000
Miscellaneous	5,055

Total expenses	408,071
Less: Management fee waiver and/or expense reimbursement	(125,242)
Distribution fee waiver—Class A	(219)

Net expenses	282,610

Net investment income	1,190,937

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(341,417)
Futures transactions	511,194
Options written transactions	128,267
Swap agreements transactions	(700,552)
Foreign currency transactions	168,696

(233,812)

Net change in unrealized appreciation (depreciation) on:
Investments	123,214
Futures	(121,146)
Written Options	21,452
Swap agreements	313,157
Foreign currencies	(67,142)

269,535

Net gain on investment and foreign currency transactions	35,723

Net Increase In Net Assets Resulting From Operations	$1,226,660

See Notes to Financial Statements.

46

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	December 23, 2013* through October 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,190,937	$1,439,373
Net realized gain (loss) on investment and foreign currency transactions	(233,812)	91,522
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	269,535	(140,634)

Net increase in net assets resulting from operations	1,226,660	1,390,261

Dividends from net investment income (Note 1)
Class A	(37,465)	(5,140)
Class C	(24,953)	(1,765)
Class Q	(2,459,441)	(1,378,745)
Class Z	(87,512)	(21,271)

	(2,609,371)	(1,406,921)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	12,520,277	91,043,972
Net asset value of shares issued in reinvestment of dividends and distributions	2,603,057	1,406,755
Cost of shares reacquired	(2,928,980)	(3,464,581)

Net increase in net assets from Fund share transactions	12,194,354	88,986,146

Total increase	10,811,643	88,969,486

Net Assets:
Beginning of period	88,969,486	—

End of period(a)	$99,781,129	$88,969,486

(a) Includes undistributed net investment income of:	$—	$228,968

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	47

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) incorporated in Maryland on September 1, 1994, is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Total Return Bond Fund and Prudential Short Duration Multi-Sector Bond Fund. The information presented in these financial statements pertains to Prudential Short Duration Multi-Sector Fund (the “Fund”). The Fund commenced operations on December 23, 2013. The Fund’s investment objective is total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued

48

at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by

Prudential Short Duration Multi-Sector Bond Fund	49

Notes to Financial Statements

(Unaudited) continued

the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

50

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts positions of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange- traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate

Prudential Short Duration Multi-Sector Bond Fund	51

Notes to Financial Statements

(Unaudited) continued

between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risk may arise from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether

52

the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Swap Agreements: The Fund entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Certain Funds may entered into credit default swaps to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The

Prudential Short Duration Multi-Sector Bond Fund	53

Notes to Financial Statements

(Unaudited) continued

value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

54

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: Certain Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments.

Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined

Prudential Short Duration Multi-Sector Bond Fund	55

Notes to Financial Statements

(Unaudited) continued

based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over- the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment in kind securities: Certain fixed income funds may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified,

56

is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at April 30, 2015 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Lending: The Fund may lend its portfolio securities to banks and broker- dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Prudential Short Duration Multi-Sector Bond Fund	57

Notes to Financial Statements

(Unaudited) continued

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid- in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of

58

compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursement was .50% for the six months ended April 30, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .23% for the six months ended April 30, 2015.

PI has contractually agreed through February 29, 2016 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services (“PIMS”) who acts as the distributor of Class A, Class C, Class Q and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at the annual rate of .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

PIMS has advised the Fund that it has received $27,538 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2015. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2015, it received $213 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

Prudential Short Duration Multi-Sector Bond Fund	59

Notes to Financial Statements

(Unaudited) continued

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2015, were $18,198,942 and $11,483,046, respectively.

Transactions in options written during the six months ended April 30, 2015, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2014	$642	$95,657
Options written	1,131	102,111
Options terminated in closing purchase transactions	(427)	(34,542)
Options expired	(1,286)	(153,667)

Options outstanding at April 30, 2015	$60	$9,559

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2015 were as follows:

Tax Basis	$98,923,215

Appreciation	1,036,789
Depreciation	(962,697)

Net Unrealized Appreciation	$74,092

60

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and other cost basis differences between financial and tax accounting.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2014 of approximately $22,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income tax returns and federal excise for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% during the first 12 months. Class Q and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 200 million shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, Class C, Class Q, and Class Z shares, each of which consists of 50 million, 25 million, 75 million, and 50 million shares, respectively.

As of April 30, 2015, Prudential owned 1,043 shares of Class A, 1,033 shares of Class C, 2,617,835 shares of Class Q, and 1,047 shares of Class Z.

Prudential Short Duration Multi-Sector Bond Fund	61

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	159,596	$1,574,067
Shares issued in reinvestment of dividends and distributions	3,193	31,444
Shares reacquired	(39,717)	(393,463)

Net increase (decrease) in shares outstanding before conversion	123,072	1,212,048
Shares reacquired upon conversion into Class Z	(2,133)	(21,009)

Net increase (decrease) in shares outstanding	120,939	$1,191,039

Period* ended October 31, 2014:
Shares sold	112,384	$1,121,407
Shares issued in reinvestment of dividends and distributions	501	5,012
Shares reacquired	(12,356)	(123,581)

Net increase (decrease) in shares outstanding	100,529	$1,002,838

Class C
Six months ended April 30, 2015:
Shares sold	152,195	$1,502,269
Shares issued in reinvestment of dividends and distributions	2,505	24,677
Shares reacquired	(8,982)	(88,601)

Net increase (decrease) in shares outstanding	145,718	$1,438,345

Period* ended October 31, 2014:
Shares sold	63,175	$630,798
Shares issued in reinvestment of dividends and distributions	176	1,758
Shares reacquired	(2,817)	(28,131)

Net increase (decrease) in shares outstanding	60,534	$604,425

Class Q
Six months ended April 30, 2015:
Shares sold	662,520	$6,530,015
Shares issued in reinvestment of dividends and distributions	249,537	2,459,433
Shares reacquired	(187,973)	(1,850,000)

Net increase (decrease) in shares outstanding	724,084	$7,139,448

Period* ended October 31, 2014:
Shares sold	8,690,194	$86,820,003
Shares issued in reinvestment of dividends and distributions	137,830	1,378,717
Shares reacquired	(309,436)	(3,090,000)

Net increase (decrease) in shares outstanding	8,518,588	$85,108,720

62

Class Z	Shares	Amount
Six months ended April 30, 2015:
Shares sold	295,218	$2,913,926
Shares issued in reinvestment of dividends and distributions	8,880	87,503
Shares reacquired	(60,556)	(596,916)

Net increase (decrease) in shares outstanding before conversion	243,542	2,404,513
Shares issued upon conversion from Class A	2,135	21,009

Net increase (decrease) in shares outstanding	245,677	$2,425,522

Period* ended October 31, 2014:
Shares sold	247,194	$2,471,764
Shares issued in reinvestment of dividends and distributions	2,126	21,268
Shares reacquired	(22,303)	(222,869)

Net increase (decrease) in shares outstanding	227,017	$2,270,163

*	Commencement of operations was December 23, 2013.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Short Duration Multi-Sector Bond Fund	63

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2015		December 23, 2013(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.99		$10.00
Income (loss) from investment operations:
Net investment income	.11		.19
Net realized and unrealized gain (loss) on investments	-		(.05)
Total from investment operations	.11		.14
Less Dividends:
Dividends from net investment income	(.27)		(.15)
Net asset value, end of period	$9.83		$9.99
Total Return(a):	1.12%		1.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,178		$1,004
Average net assets (000)	$1,435		$295
Ratios to average net assets(d)(g):
Expense after waivers and/or expense reimbursement	0.85%	(e)	0.90%	(e)
Expense before waivers and/or expense reimbursement	1.22%	(e)	1.62%	(e)
Net investment income	2.31%	(e)	2.19%	(e)
Portfolio turnover rate	19%	(f)	222%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

See Notes to Financial Statements.

64

Class C Shares
	Six Months Ended April 30, 2015		December 23, 2013(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.99		$10.00
Income (loss) from investment operations:
Net investment income	.08		.12
Net realized and unrealized gain (loss) on investments	-		(.04)
Total from investment operations	.08		.08
Less Dividends:
Dividends from net investment income	(.23)		(.09)
Net asset value, end of period	$9.84		$9.99
Total Return(a):	0.85%		0.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,029		$605
Average net assets (000)	$1,150		$166
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.60%	(e)	1.65%	(e)
Expense before waivers and/or expense reimbursement	1.94%	(e)	2.33%	(e)
Net investment income (loss)	1.56%	(e)	1.42%	(e)
Portfolio turnover rate	19%	(f)	222%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	65

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30, 2015		December 23, 2013(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.99		$10.00
Income (loss) from investment operations:
Net investment income	.13		.19
Net realized and unrealized gain (loss) on investments	-		(.03)
Total from investment operations	.13		.16
Less Dividends:
Dividends from net investment income	(.28)		(.17)
Net asset value, end of period	$9.84		$9.99
Total Return(a):	1.34%		1.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90,924		$85,092
Average net assets (000)	$86,699		$74,561
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.60%	(e)	.65%	(e)
Expense before waivers and/or expense reimbursement	.87%	(e)	1.29%	(e)
Net investment income (loss)	2.61%	(e)	2.46%	(e)
Portfolio turnover rate	19%	(f)	222%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

66

Class Z Shares
	Six Months Ended April 30, 2015		December 23, 2013(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.99		$10.00
Income (loss) from investment operations:
Net investment income	.13		.21
Net realized and unrealized (loss) on investments	-		(.05)
Total from investment operations	.13		.16
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.17)
Net asset value, end of period	$9.84		$9.99
Total Return(a)	1.34%		1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,650		$2,268
Average net assets (000)	$3,203		$1,074
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement(f)	.60%	(e)	.65%	(e)
Expense before waivers and/or expense reimbursement	.94%	(e)	1.29%	(e)
Net investment income	2.60%	(e)	2.46%	(e)
Portfolio turnover rate	19%	(f)	222%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	67

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Fund approved the following proposal.

Proposal: To elect twelve Directors:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	192,280,805.165	97.693%	71.626%
WITHHELD	4,541,815.395	2.307%	1.691%

Kevin J. Bannon
FOR	192,498,551.489	97.804%	71.707%
WITHHELD	4,324,069.071	2.196%	1.610%

Linda W. Bynoe
FOR	192,308,337.950	97.707%	71.636%
WITHHELD	4,514,282.610	2.293%	1.681%

Keith F. Hartstein
FOR	192,507,288.621	97.808%	71.710%
WITHHELD	4,315,331.939	2.192%	1.607%

Michael S. Hyland
FOR	192,455,266.741	97.782%	71.691%
WITHHELD	4,367,353.819	2.218%	1.626%

Stephen P. Munn
FOR	192,393,057.007	97.750%	71.667%
WITHHELD	4,429,564.553	2.250%	1.650%

James E. Quinn
FOR	192,477,179.514	97.793%	71.699%
WITHHELD	4,345,441.046	2.207%	1.618%

Richard A. Redeker
FOR	192,312,981.041	97.709%	71.638%
WITHHELD	4,509,639.519	2.291%	1.679%

Stephen G. Stoneburn
FOR	192,350,196.138	97.728%	71.651%
WITHHELD	4,472,424.422	2.272%	1.666%

Grace C. Torres
FOR	192,403,472.898	97.755%	71.671%
WITHHELD	4,419,147.662	2.245%	1.646%

Stuart S. Parker
FOR	192,517,240.272	97.813%	71.714%
WITHHELD	4,305,380.288	2.187%	1.603%

Scott E. Benjamin
FOR	192,501,791.470	97.805%	71.708%
WITHHELD	4,320,829.090	2.195%	1.609%

68

Approval of Advisory Agreement

Approval of New Sub-Subadvisory Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), at an in-person meeting of the Board of Trustees (the Board) held on March 3-5, 2015, the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Prudential Investment Management, Inc. (PIM or the Subadviser) and Pramerica Investment Management Limited (PIML or the Sub-Subadviser), under which PIM may delegate subadvisory authority to PIML such that PIML may execute trades directly on behalf of the Fund. The Board noted that counsel to the Fund had issued an opinion that the delegation of subadvisory services by PIM to PIML with respect to the Fund would not constitute an assignment of the current subadvisory agreement between Prudential Investments LLC (the Manager) and PIM with respect to the Fund or a material amendment of the agreement, so that PIM and PIML could enter into the Sub-Subadvisory Agreement with respect to the Fund with Board approval but without shareholder approval being required under the 1940 Act.

In approving the Sub-Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Sub-Subadviser; any relevant comparable performance information; the fees, if any, proposed to be paid by PIM to the Sub-Subadviser under the Sub-Subadvisory Agreement and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager, the Subadviser and the Sub-Subadviser at or in advance of the meetings on March 3-5, 2015. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Sub-Subadvisory Agreement with respect to the Fund.

The Trustees determined that the overall arrangements between the Manager, the Subadviser and the Sub-Subadviser, which will serve as a sub-subadviser to the Fund pursuant to the terms of the Sub-Subadvisory Agreement, are in the best interests of the Fund and its shareholders in light of the services to be performed, the fees to be charged, if any, under the Sub-Subadvisory Agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Sub-Subadvisory Agreement with respect to the Fund are separately discussed below.

Prudential Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreement (continued)

Nature, Quality and Extent of Services

The Board noted that it had received and considered information regarding the nature and extent of services currently provided to the Fund by PIM under the current subadvisory agreement at the meetings on June 9-11, 2014. The Board also noted that PIM proposed to formally delegate trading and limited management authority for the Fund to PIML so that PIML will be authorized to act on behalf of the Fund and conduct real-time trading in either the United States or the United Kingdom, where PIML is organized. The Board noted the Manager’s statement that the existing arrangements, which require all trades on behalf of the Fund to be routed through PIM personnel in the US, create delays that potentially disadvantage the Fund and its shareholders.

With respect to the quality of services, the Board considered, among other things, the background and experience of the PIML management team and compliance personnel. The Board met with representatives from PIM and PIML and reviewed the qualifications, backgrounds and responsibilities of the personnel who would be authorized to act on behalf of the Funds. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to PIML. The Board noted that it received a favorable compliance report from the Fund’s Chief Compliance Officer (CCO) as to PIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment sub-subadvisory services anticipated to be provided to the Fund by PIML and that there was a reasonable basis on which to conclude that the Fund would benefit from the additional subadvisory services to be provided by PIML under the new Sub-Subadvisory Agreement. The Board noted the Manager’s statement that no member of the PIML portfolio management team would serve as a portfolio manager of the Fund.

Performance of the Fund

The Board noted that performance of other accounts managed by PIML was not a relevant factor for its consideration since PIML would not be responsible for managing Fund assets under the Sub-Subadvisory Agreement. The Board noted the Manager’s statements that PIML’s role would be limited to trading on behalf of the Fund and that PIM portfolio managers will oversee all transactions executed by PIML.

Investment Subadvisory Fee Rates

The Board noted that under the Sub-Subadvisory Agreement PIML will be paid a subadvisory fee, if any, by PIM, not the Fund or the Manager. The Board noted the

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Manager’s statement that the fees and expenses of the Fund and the fees paid by the Manager to PIM will not increase as a result of the Sub-Subadvisory Agreement.

Sub-Subadviser’s Profitability

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board further noted that PIML is affiliated with PIM and the Manager and, a result, the Board will not separately consider PIML’s profitability since PIML’s profitability will be reflected in the Manager’s profitability report.

Economies of Scale

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board noted that it would review economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Sub-Subadviser or its Affiliates from Serving as Sub-Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by PIML and its affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by PIML, which included potential access to additional research resources and benefits to its reputation, were consistent with the types of benefits generally derived by subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the Sub-Subadvisory Agreement was in the best interests of the Fund and its shareholders.

Prudential Short Duration Multi-Sector Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration Multi-Sector Bond Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	SDMAX	SDMCX	SDMQX	SDMZX
CUSIP	74440B876	74440B868	74440B850	74440B843

MF219E2    0278749-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certificationspursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2015